              As filed with the Securities and Exchange Commission
                                on April 21, 2003
                      Registration No. 333-89661; 811-09645
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-1A*

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]

                         Post-Effective Amendment No. 29                    [X]

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]

                                Amendment No. 30                            [X]

                        (Check appropriate box or boxes)

                             -----------------------

                               NATIONS FUNDS TRUST
               (Exact Name of Registrant as specified in Charter)

                             101 South Tryon Street
                               Charlotte, NC 28255
          (Address of Principal Executive Offices, including Zip Code)

                           --------------------------

       Registrant's Telephone Number, including Area Code: (800) 321-7854

                                Robert B. Carroll
                         c/o Bank of America Corporation
                            One Bank of America Plaza
                             101 South Tryon Street
                               Charlotte, NC 28255
                     (Name and Address of Agent for Service)

                                 With copies to:
     Marco E. Adelfio, Esq.                         Carl Frischling, Esq.
     Steven G. Cravath, Esq.                        Kramer Levin Naftalis
     Morrison & Foerster LLP                          & Frankel
     2000 Pennsylvania Ave., N.W.                   919 3rd Avenue
     Suite 5500                                     New York, New York 10022
     Washington, D.C.  20006

It is proposed that this filing will become effective (check appropriate box):

     [ ] Immediately upon filing pursuant    [ ] on (date) pursuant
         to Rule 485(b), or                      to Rule 485(b), or

     [X] 60 days after filing pursuant       [ ] on (date) pursuant
         to Rule 485(a), or                      to Rule 485(a).

     [ ] 75 days after filing pursuant to    [ ] on (date) pursuant to
         paragraph (a)(2)*                       paragraph(a)(2) of Rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

         The Registrant is filing this Post-Effective Amendment No. 29 to the Registration Statement of Nations Funds Trust (the "Trust") in order to make certain material changes to the investment objectives and principal investment strategies for certain funds. Part B of the Trust's Registration Statement is to be filed by amendment.

                               NATIONS FUNDS TRUST
                              CROSS REFERENCE SHEET


Part A
Item No.                                        Prospectus
--------                                        ----------

 1. Front and Back Cover Pages ................ Front and Back Cover Pages

 2. Risk/Return Summary: Investments, Risks
    and Performance............................ About this Prospectus

 3. Risk/Return Summary: Fee Tables............ About the Funds; Financial
                                                Highlights

 4. Investment Objectives, Principal
    Investment Strategies, and Related Risks... About the Funds; Other Important
                                                Information

 5. Management's Discussion of Fund
    Performance................................ About the Funds

 6. Management, Organization, and
    Capital Structure.......................... What's Inside; About the Funds;
                                                How the Funds Are Managed;
                                                About your Investment

 7. Shareholder Information.................... About the Funds; About your
                                                Investment

 8. Distribution Arrangements.................. Information for Investors

 9. Financial Highlights Information........... Financial Highlights; About the
                                                Funds



Part B
Item No.
--------

10. Cover Page and Table of Contents........... Cover Page and Table of Contents

11. Fund History............................... Introduction

12. Description of the Fund and Its
    Investments and Risks...................... Additional Information on
                                                Portfolio Investments


13. Management of the Funds.................... Trustees And Officers;
                                                Investment Advisory,
                                                Administration, Custody Transfer
                                                Agency, Shareholder Servicing
                                                and Distribution Agreements

14. Control Persons and Principal
    Holders of Securities...................... Not Applicable

15. Investment Advisory and Other Services..... Investment Advisory,
                                                Administration, Custody,
                                                Transfer Agency, Shareholder
                                                Servicing And Distribution
                                                Agreements

16. Brokerage Allocation and Other
    Practices.................................. Portfolio Transactions and
                                                Brokerage -- General Brokerage
                                                Policy

17. Capital Stock and Other
    Securities................................. Description Of Shares;
                                                Investment Advisory,
                                                Administration, Custody,
                                                Transfer Custody, Transfer
                                                Agency, Shareholder Servicing
                                                And Distribution Agreements

18. Purchase, Redemption and Pricing
    of Shares.................................. Net Asset Value -- Purchases
                                                And Redemptions; Distributor

19. Taxation of the Fund....................... Additional Information
                                                Concerning Taxes

20. Underwriters............................... Investment Advisory,
                                                Administration Custody, Transfer
                                                Agency Shareholder Servicing And
                                                Distribution Agreements;
                                                Distributor

21. Calculation of Performance Data............ Additional Information on
                                                Performance

22. Financial Statements....................... Independent Accountant and
                                                Reports

Part C
Item No.                                        Other Information
--------                                        -----------------

                                                Information required to be
                                                included in Part C is set forth
                                                under the appropriate Item, so
                                                numbered, in Part C of this
                                                Document

                Stock Funds
                ----------------------------------------------------------------
                Prospectus -- Investor A, B and C Shares
                August 1, 2003
(NATIONS FUNDS LOGO)

NATIONS CONVERTIBLE
SECURITIES FUND
NATIONS ASSET ALLOCATION FUND
NATIONS CLASSIC VALUE FUND
NATIONS VALUE FUND
NATIONS LARGECAP VALUE FUND
NATIONS MIDCAP VALUE FUND
NATIONS STRATEGIC GROWTH FUND
NATIONS MARSICO GROWTH FUND
NATIONS CAPITAL GROWTH FUND
NATIONS MARSICO FOCUSED EQUITIES FUND
NATIONS MIDCAP GROWTH FUND
NATIONS MARSICO
21ST CENTURY FUND
NATIONS SMALLCAP VALUE FUND
NATIONS SMALL COMPANY FUND
NATIONS FINANCIAL SERVICES FUND


THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.

ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                  -----------------------------------
                           NOT FDIC INSURED
                  -----------------------------------
                            MAY LOSE VALUE
                  -----------------------------------
                           NO BANK GUARANTEE
                  -----------------------------------

AN OVERVIEW OF THE FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE NATIONS FUNDS FAMILY (NATIONS FUNDS OR NATIONS FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.




 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 140.

YOUR INVESTMENT IN THESE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE
FUNDS.

--------------------------------------------------------------------------------

This booklet, which is called a prospectus, tells you about Nations Funds Stock Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

ABOUT THE FUNDS

Stock Funds invest primarily in equity securities of U.S. companies. Within the Stock Funds category is Nations Asset Allocation Fund. This Fund invests in a mix of equity and fixed income securities, as well as money market instruments.

The Funds also have different risk/return characteristics because they invest in different kinds of securities.

Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk.

Fixed income securities have the potential to increase in value because when interest rates fall, the value of these securities tends to rise. When interest rates rise, however, the value of these securities tends to fall. Other things can also affect the value of fixed income securities.

Money market instruments include short-term debt securities that are government issued or guaranteed or have relatively low risk. Over time, the return on these investments may be lower than the return on other kinds of investments.

In every case, there's a risk that you'll lose money or you may not earn as much as you expect.

CHOOSING THE RIGHT FUNDS FOR YOU

Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Stock Funds generally focus on long-term growth. They may be suitable for you if:

  - you have longer-term investment goals

  - they're part of a balanced portfolio

  - you want to try to protect your portfolio against a loss of buying power that inflation can cause over time

They may not be suitable for you if:

  - you're not prepared to accept or are unable to bear the risks associated with equity securities

  - you have short-term investment goals

  - you're looking for a regular stream of income

Nations Asset Allocation Fund invests in a mix of equity and fixed income securities, as well as money market instruments. It may be suitable for you if:

  - you're looking for both long-term growth and income

  - you want a diversified portfolio in a single mutual fund

It may not be suitable for you if:

  - you're not prepared to accept or are unable to bear the risks associated with equity and fixed income securities

  - you have short-term investment goals

  - you're looking for a regular stream of income

You'll find a discussion of each Fund's principal investments, strategies and risks in the Fund descriptions that start on page 6.

FOR MORE INFORMATION

If you have any questions about the Funds, please call us at 1.800.321.7854 or contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Funds
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

BANC OF AMERICA ADVISORS, LLC

BANC OF AMERICA ADVISORS, LLC (BA ADVISORS) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. BA ADVISORS IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND. BA ADVISORS AND NATIONS FUNDS HAVE ENGAGED SUB-ADVISERS, WHICH ARE RESPONSIBLE FOR THE DAY-TO-DAY INVESTMENT DECISIONS FOR EACH OF THE FUNDS.




 YOU'LL FIND MORE ABOUT BA ADVISORS AND THE SUB-ADVISERS STARTING ON PAGE 86.

--------------------------------------------------------------------------------


NATIONS CONVERTIBLE SECURITIES FUND                              6
Sub-adviser: Banc of America Capital Management, LLC
------------------------------------------------------------------
NATIONS ASSET ALLOCATION FUND                                   12
Sub-adviser: Banc of America Capital Management, LLC
------------------------------------------------------------------
NATIONS CLASSIC VALUE FUND                                      19
Sub-adviser: Brandes Investment Partners, L.P.
------------------------------------------------------------------
NATIONS VALUE FUND                                              23
Sub-adviser: Banc of America Capital Management, LLC
------------------------------------------------------------------
NATIONS LARGECAP VALUE FUND                                     28
Sub-adviser: Banc of America Capital Management, LLC
------------------------------------------------------------------
NATIONS MIDCAP VALUE FUND                                       32
Sub-adviser: Banc of America Capital Management, LLC
------------------------------------------------------------------
NATIONS STRATEGIC GROWTH FUND                                   36
Sub-adviser: Banc of America Capital Management, LLC
------------------------------------------------------------------
NATIONS MARSICO GROWTH FUND                                     41
Sub-adviser: Marsico Capital Management, LLC
------------------------------------------------------------------
NATIONS CAPITAL GROWTH FUND                                     47
Sub-adviser: Banc of America Capital Management, LLC
------------------------------------------------------------------
NATIONS MARSICO FOCUSED EQUITIES FUND                           52
Sub-adviser: Marsico Capital Management, LLC
------------------------------------------------------------------
NATIONS MIDCAP GROWTH FUND                                      58
Sub-adviser: Banc of America Capital Management, LLC
------------------------------------------------------------------
NATIONS MARSICO 21ST CENTURY FUND                               64
Sub-adviser: Marsico Capital Management, LLC
------------------------------------------------------------------
NATIONS SMALLCAP VALUE FUND                                     70
Sub-adviser: Banc of America Capital Management, LLC
------------------------------------------------------------------
NATIONS SMALL COMPANY FUND                                      74
Sub-adviser: Banc of America Capital Management, LLC
------------------------------------------------------------------
NATIONS FINANCIAL SERVICES FUND                                 80
Sub-adviser: Banc of America Capital Management, LLC
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     84
------------------------------------------------------------------
HOW THE FUNDS ARE MANAGED                                       86

About your investment
(DOLLAR SIGN GRAPHIC)

INFORMATION FOR INVESTORS
  Choosing a share class                                        91
     About Investor A Shares                                    92
        Front-end sales charge                                  92
        Contingent deferred sales charge                        92
     About Investor B Shares                                    93
        Contingent deferred sales charge                        93
     About Investor C Shares                                    94
        Contingent deferred sales charge                        94
     When you might not have to pay a sales charge              95
  Buying, selling and exchanging shares                         99
     How orders are processed                                  101
  How selling and servicing agents are paid                    107
  Distributions and taxes                                      109
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                           111
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                  133
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

NATIONS CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------

ABOUT THE SUB-ADVISER

BANC OF AMERICA CAPITAL MANAGEMENT, LLC (BACAP) IS THIS FUND'S SUB-ADVISER. BACAP'S INCOME STRATEGIES TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.




 YOU'LL FIND MORE ABOUT BACAP ON PAGE 87.

WHAT ARE CONVERTIBLE SECURITIES?

CONVERTIBLE SECURITIES, WHICH INCLUDE CONVERTIBLE BONDS AND CONVERTIBLE PREFERRED STOCKS, CAN BE EXCHANGED FOR COMMON STOCK AT A SPECIFIED RATE. THE COMMON STOCK IT CONVERTS TO IS CALLED THE "UNDERLYING" COMMON STOCK.

CONVERTIBLE SECURITIES TYPICALLY:

  - HAVE HIGHER INCOME POTENTIAL THAN THE UNDERLYING COMMON STOCK

  - ARE AFFECTED LESS BY CHANGES IN THE STOCK MARKET THAN THE UNDERLYING COMMON STOCK

  - HAVE THE POTENTIAL TO INCREASE IN VALUE IF THE VALUE OF THE UNDERLYING COMMON STOCK INCREASES

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to provide investors with a total investment return, comprised of current income and capital appreciation, consistent with prudent investment risk.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   Under normal circumstances, the Fund will invest at least 80% of its assets in convertible securities. Most convertible securities are issued by U.S. issuers.
                   The Fund may invest up to 15% of its assets in Eurodollar convertible securities.

Most convertible securities are not investment grade. The team generally chooses convertible securities that are rated at least "B" by a nationally recognized statistical rating organization (NRSRO). The team may choose unrated securities if it believes they are of comparable quality at the time of investment.

The Fund may invest directly in equity securities. The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The team looks for opportunities to participate in the growth potential of the underlying common stocks, while earning income that is generally higher than the income these stocks earn.

When identifying individual investments, the team evaluates a number of factors, including:

  - the issuer's financial strength and revenue outlook

  - earnings trends, including changes in earnings estimates

  - the security's conversion feature and other characteristics

The team tries to limit conversion costs and generally sells securities when they take on the trading characteristics of the underlying common stock. The team also may convert securities to common shares when it believes it's appropriate to do so.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Nations Convertible Securities Fund has the following risks:

      - INVESTMENT STRATEGY RISK -- The team chooses convertible securities that it believes have the potential for long-term growth. There is a risk that the value of these investments will not rise as high as the team expects, or will fall. The issuer of a convertible security may have the option to redeem it at a specified price. If a convertible security is redeemed, the Fund may accept the redemption, convert the convertible security to common stock, or sell the convertible security to a third party. Any of these transactions could affect the Fund's ability to meet its objective.

      - STOCK MARKET RISK -- The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - INTEREST RATE RISK -- The prices of the Fund's fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      - CREDIT RISK -- The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*

      The bar chart shows you how the performance of the Fund's Investor A Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                1993     1994     1995     1996     1997     1998     1999     2000     2001
                ----     ----     ----     ----     ----     ----     ----     ----     ----
               22.71%   -5.85%   24.11%   19.45%   21.96%    6.58%   26.76%   14.86%   -7.90%



               *Year-to-date return as of June 30, 2002:  -3.02%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD


         BEST: 4TH QUARTER 1999:          17.39%
         WORST: 3RD QUARTER 1998:         -9.41%

--------------------------------------------------------------------------------

THE FUND'S RETURNS IN THIS TABLE REFLECT SALES CHARGES, IF ANY. SHARE CLASS RETURNS MAY VARY BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES. THE RETURNS SHOWN FOR THE INDEX DO NOT REFLECT SALES CHARGES, FEES, BROKERAGE COMMISSIONS, TAXES OR OTHER EXPENSES OF INVESTING.

--------------------------------------------------------------------------------


      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001

      The table shows the Fund's Investor A Shares' average annual total returns
      (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The actual after-tax returns for an investor would depend on the investor's tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or retirement accounts. The table also shows the average annual total return before taxes for Investor B Shares and Investor C Shares of the Fund, however, it does not show after-tax returns for those classes and those classes' after-tax returns each will vary from the after-tax returns shown for the Investor A Shares of the Fund. The table also shows the returns for each period for the CSFB Convertible Securities Index, a widely-used unmanaged index that measures the performance of convertible securities. The index is not available for investment and does not reflect fees, brokerage commissions, taxes or other expenses of investing.

                                                                            LIFE OF
                                             1 YEAR    5 YEARS   10 YEARS    FUND*
         INVESTOR A SHARES RETURNS BEFORE
           TAXES                             -13.19%   10.44%     13.06%    13.20%



         INVESTOR A SHARES RETURNS AFTER
           TAXES ON DISTRIBUTIONS            -14.34%    6.11%      9.48%     9.90%



         INVESTOR A SHARES RETURNS AFTER
           TAXES ON DISTRIBUTIONS AND SALE
           OF FUND SHARES                     -7.99%    6.64%      9.30%     9.66%



         INVESTOR B SHARES RETURNS BEFORE
           TAXES                             -13.05%     --        --        7.29%



         INVESTOR C SHARES RETURNS BEFORE
           TAXES                              -9.49%   11.12%      --       11.24%



         CSFB CONVERTIBLE SECURITIES INDEX
           (REFLECTS NO DEDUCTIONS FOR
           FEES, EXPENSES OR TAXES)           -6.41%    8.89%     11.10%     9.55%

      *THE INCEPTION DATES OF INVESTOR A SHARES, INVESTOR B SHARES AND INVESTOR
       C SHARES ARE SEPTEMBER 25, 1987, JULY 15, 1998 AND OCTOBER 21, 1996, RESPECTIVELY. THE RETURN FOR THE INDEX SHOWN IS FROM INCEPTION OF INVESTOR A SHARES.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES YOU PAY DIRECTLY, AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

         SHAREHOLDER FEES                           Investor A   Investor B   Investor C
         (Fees paid directly from your investment)    Shares       Shares       Shares
         Maximum sales charge (load) imposed on
           purchases, as a % of offering price        5.75%      none         none



         Maximum deferred sales charge (load) as a
           % of the lower of the original purchase
           price or net asset value                 none(1)        5.00%(2)     1.00%(3)



         ANNUAL FUND OPERATING EXPENSES(4)
         (Expenses that are deducted from the Fund's assets)



         Management fees                              0.65%        0.65%        0.65%



         Distribution (12b-1) and shareholder
           servicing fees                             0.25%        1.00%        1.00%



         Other expenses                               0.35%        0.35%        0.35%
                                                       -------      -------      -------



         Total annual Fund operating expenses         1.25%        2.00%        2.00%
                                                       =======      =======      =======

      (1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see CHOOSING A SHARE CLASS -- ABOUT INVESTOR A SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (2)This charge decreases over time. Please see CHOOSING A SHARE
         CLASS -- ABOUT INVESTOR B SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (3)This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see CHOOSING A SHARE CLASS -- ABOUT INVESTOR C SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (4)The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE

      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INVESTOR A SHARES                       $695     $949     $1,223     $2,002



         INVESTOR B SHARES                       $703     $927     $1,278     $2,134



         INVESTOR C SHARES                       $303     $627     $1,078     $2,327

      If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INVESTOR B SHARES                       $203     $627     $1,078     $2,134



         INVESTOR C SHARES                       $203     $627     $1,078     $2,327

NATIONS ASSET ALLOCATION FUND

--------------------------------------------------------------------------------

ABOUT THE SUB-ADVISERS

BACAP IS THIS FUND'S SUB-ADVISER. BACAP'S GROWTH STRATEGIES TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE EQUITY PORTION OF THE FUND. BACAP'S FIXED INCOME MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FIXED INCOME AND MONEY MARKET PORTIONS OF THE FUND.




 YOU'LL FIND MORE ABOUT BACAP STARTING ON PAGE 87.

WHAT IS AN ASSET ALLOCATION FUND?

THIS ASSET ALLOCATION FUND INVESTS IN A MIX OF EQUITY AND FIXED INCOME SECURITIES, AND CASH EQUIVALENTS.

EACH OF THESE "ASSET CLASSES" HAS DIFFERENT RISK/RETURN CHARACTERISTICS. THE PORTFOLIO MANAGEMENT TEAM CHANGES THE MIX BASED ON ITS ASSESSMENT OF THE EXPECTED RISKS AND RETURNS OF EACH CLASS.

ASSET ALLOCATION FUNDS LIKE THIS ONE CAN PROVIDE A DIVERSIFIED ASSET MIX FOR YOU IN A SINGLE INVESTMENT.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to obtain long-term growth from capital appreciation, and dividend and interest income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund invests in a mix of equity and fixed income securities, as well as cash equivalents, including U.S. government obligations, commercial paper and other short-term, interest-bearing instruments.

The equity securities the Fund invests in are primarily common stock of blue chip companies. These companies are well established, nationally known companies that have a long record of profitability and a reputation for quality management, products and services.

The fixed income securities the Fund invests in are primarily investment grade bonds and notes; however, the Fund may invest up to 10% of its total assets in high yield debt securities which are often referred to as "junk bonds". The Fund normally invests at least 25% of its assets in senior securities. The Fund may also invest up to 35% of its assets in mortgage-backed and asset-backed securities.

In the fixed income portion of its portfolio, the Fund may also engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity. In addition, the Fund may use futures, interest rate swaps, total return swaps, options, and other derivative instruments to seek to enhance returns, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in an underlying asset.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The team uses asset allocation as its principal investment approach. The team actively allocates assets among the three asset classes based on its assessment of the expected risks and returns of each class.

For the equity portion of the Fund, the team identifies stocks using a disciplined analytical process. Starting with a universe of companies with market capitalizations of at least $1 billion, the team assesses the investment potential of these companies and their industries by evaluating:

  - the growth prospects of the company's industry

  - the company's relative competitive position in the industry

The team believes that this analysis identifies companies with favorable long-term growth potential, competitive advantages and sensible business strategies.

The team then uses quantitative analysis to decide when to invest, evaluating each company's earnings trends and stock valuations, among other things, to try to determine when it is reasonably valued.

In actively managing the portfolio, the team considers the characteristics of the S&P 500 as a general baseline. The index characteristics evaluated by the team include risk and sector diversification, as well as individual securities holdings.

The team may sell a security when the Fund's asset allocation changes, if there is a deterioration in the issuer's financial situation, when the team believes other investments are more attractive, or for other reasons.

The team may use various strategies, consistent with the Fund's investment objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the team:

  - may limit the number of buy and sell transactions it makes

  - may try to sell shares that have the lowest tax burden on shareholders

  - may offset capital gains by selling securities to realize a capital loss

While the Fund may try to manage capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Nations Asset Allocation Fund has the following risks:

      - INVESTMENT STRATEGY RISK -- The team uses an asset allocation strategy to try to achieve the highest total return. There is a risk that the mix of investments will not produce the returns the team expects, or will fall in value.

      - STOCK MARKET RISK -- The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - INTEREST RATE RISK -- The prices of the Fund's fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      - CREDIT RISK -- The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations. Some of the securities in which the Fund invests are not rated investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield -- because of the increased risk of loss. These securities also can be subject to greater price volatility.

      - DERIVATIVES RISK -- The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      - MORTGAGE-RELATED RISK -- The value of the Fund's mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise. If the underlying mortgages are paid off sooner than expected, the Fund may have to reinvest this money in mortgage-backed or other securities that have lower yields.

      - ASSET-BACKED SECURITIES RISK -- Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

EFFECTIVE JANUARY 1, 2002, BACAP REPLACED CHICAGO EQUITY PARTNERS, LLC (CHICAGO EQUITY) AS INVESTMENT SUB-ADVISER FOR THE EQUITY PORTION OF THE FUND. BACAP HAS A DIFFERENT EQUITY INVESTMENT STYLE THAN CHICAGO EQUITY.

--------------------------------------------------------------------------------


(LINE GRAPH        A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*

      The bar chart shows you how the performance of the Fund's Investor A Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                1995     1996     1997     1998     1999     2000     2001
                ----     ----     ----     ----     ----     ----     ----
               26.90%   15.66%   21.38%   21.09%   11.11%   -0.75%   -6.57%



               *Year-to-date return as of June 30, 2002:  -9.41%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD


         BEST: 4TH QUARTER 1998:           12.77%
         WORST: 3RD QUARTER 2001:          -8.47%

--------------------------------------------------------------------------------

THE FUND'S RETURNS IN THIS TABLE REFLECT SALES CHARGES, IF ANY. SHARE CLASS RETURNS MAY VARY BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES. THE RETURNS SHOWN FOR THE INDICES DO NOT REFLECT SALES CHARGES, FEES, BROKERAGE COMMISSIONS, TAXES OR OTHER EXPENSES OF INVESTING.

--------------------------------------------------------------------------------


      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001

      The table shows the Fund's Investor A Shares' average annual total returns
      (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The actual after-tax returns for an investor would depend on the investor's tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or retirement accounts. The table also shows the average annual total return before taxes for Investor B Shares and Investor C Shares of the Fund, however, it does not show after-tax returns for those classes and those classes' after-tax returns each will vary from the after-tax returns shown for the Investor A Shares of the Fund. The table also shows the returns for each period for the S&P 500 and the Lehman Aggregate Bond Index. The S&P 500 is an unmanaged index of 500 widely held common stocks, weighted by market capitalization. The Lehman Aggregate Bond Index is an unmanaged index made up of the Lehman Government/Corporate Bond Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index. All dividends are reinvested. The indices are not available for investment and do not reflect fees, brokerage commissions, taxes or other expenses of investing.

                                                                           LIFE OF
                                                       1 YEAR    5 YEARS    FUND*
         INVESTOR A SHARES RETURNS BEFORE TAXES        -11.94%    7.37%     9.56%



         INVESTOR A SHARES RETURNS AFTER TAXES ON
           DISTRIBUTIONS                               -12.64%    5.29%     7.48%



         INVESTOR A SHARES RETURNS AFTER TAXES ON
           DISTRIBUTIONS AND SALE OF FUND SHARES        -7.25%    5.30%     7.07%



         INVESTOR B SHARES RETURNS BEFORE TAXES        -11.82%     --       0.91%



         INVESTOR C SHARES RETURNS BEFORE TAXES         -8.22%    7.91%     7.93%



         S&P 500 (REFLECTS NO DEDUCTIONS FOR FEES,
           EXPENSES OR TAXES)                          -11.88%   10.70%    13.65%



         LEHMAN AGGREGATE BOND INDEX (REFLECTS NO
           DEDUCTIONS FOR FEES, EXPENSES OR TAXES)       8.44%    7.43%     6.79%

      *THE INCEPTION DATES OF INVESTOR A SHARES, INVESTOR B SHARES AND INVESTOR
       C SHARES ARE JANUARY 18, 1994, JULY 15, 1998 AND NOVEMBER 11, 1996, RESPECTIVELY. THE RETURNS FOR THE INDICES SHOWN ARE FROM INCEPTION OF INVESTOR A SHARES.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES YOU PAY DIRECTLY, AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

         SHAREHOLDER FEES                           Investor A   Investor B   Investor C
         (Fees paid directly from your investment)    Shares       Shares       Shares
         Maximum sales charge (load) imposed on
           purchases, as a % of offering price        5.75%         none         none



         Maximum deferred sales charge (load) as a
           % of the lower of the original purchase
           price or net asset value                    none(1)     5.00%(2)     1.00%(3)



         ANNUAL FUND OPERATING EXPENSES(4)
         (Expenses that are deducted from the Fund's assets)



         Management fees                              0.65%        0.65%        0.65%



         Distribution (12b-1) and shareholder
           servicing fees                             0.25%        1.00%        1.00%



         Other expenses                               0.38%        0.38%        0.38%
                                                       -------      -------      -------



         Total annual Fund operating expenses         1.28%        2.03%        2.03%
                                                       =======      =======      =======

      (1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see CHOOSING A SHARE CLASS -- ABOUT INVESTOR A SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (2)This charge decreases over time. Please see CHOOSING A SHARE
         CLASS -- ABOUT INVESTOR B SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (3)This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see CHOOSING A SHARES CLASS -- ABOUT INVESTOR C SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (4)The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE

      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INVESTOR A SHARES                       $698     $958     $1,238     $2,034



         INVESTOR B SHARES                       $706     $937     $1,293     $2,166



         INVESTOR C SHARES                       $306     $637     $1,093     $2,358

      If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INVESTOR B SHARES                       $206     $637     $1,093     $2,166



         INVESTOR C SHARES                       $206     $637     $1,093     $2,358

NATIONS CLASSIC VALUE FUND

--------------------------------------------------------------------------------

ABOUT THE SUB-ADVISER

BRANDES INVESTMENT PARTNERS, L.P. (BRANDES) IS THIS FUND'S SUB-ADVISER. BRANDES' LARGE CAP INVESTMENT COMMITTEE MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.




 YOU'LL FIND MORE ABOUT BRANDES ON PAGE 89.

WHAT IS THE GRAHAM AND DODD APPROACH TO INVESTING?

BENJAMIN GRAHAM IS WIDELY REGARDED AS THE FOUNDER OF THIS CLASSIC VALUE APPROACH TO INVESTING AND A PIONEER IN MODERN SECURITY ANALYSIS. IN HIS 1934 BOOK, SECURITY ANALYSIS, CO-WRITTEN BY DAVID DODD, GRAHAM INTRODUCED THE IDEA THAT STOCKS SHOULD BE CHOSEN BY IDENTIFYING THE "TRUE" LONG-TERM -- OR
INTRINSIC -- VALUE OF A COMPANY BASED ON MEASURABLE DATA. BENJAMIN GRAHAM AND DAVID DODD HAVE NEVER HAD ANY AFFILIATION WITH THE FUND.

THE MANAGEMENT TEAM FOLLOWS THIS APPROACH, LOOKING AT EACH STOCK AS THOUGH IT'S A BUSINESS THAT'S FOR SALE. BY BUYING STOCKS AT WHAT IT BELIEVES ARE FAVORABLE PRICES, THE TEAM LOOKS FOR THE POTENTIAL FOR APPRECIATION OVER THE BUSINESS CYCLE, AND FOR A MARGIN OF SAFETY AGAINST PRICE DECLINES.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks growth of capital by investing in companies believed to be undervalued.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund normally invests at least 80% of its assets in equity securities of
                   U.S. companies that are believed to be undervalued. The Fund focuses its investments in large and medium-sized companies. The Fund generally holds 40 to
                   75 equity securities.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The management team uses the "Graham and Dodd" value-approach to selecting securities and managing the Fund. The team invests in a company when its current price appears to be below its "true" long-term -- or intrinsic -- value.

The team uses fundamental analysis to determine intrinsic value, and will look at a company's earnings, book value, cash flow, capital structure, and management record, as well as its industry and its position in the industry. This analysis includes a review of company reports, filings with the SEC, computer databases, industry publications, general and business publications, brokerage firm research reports and other information sources, as well as interviews with company management.

The team may sell a security when its price reaches a target set by the team, if there is a deterioration in the company's financial situation, when the team believes other investments are more attractive, or for other reasons.

--------------------------------------------------------------------------------



 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

LIMITS ON INVESTMENTS

TO HELP MANAGE RISK, THE FUND HAS CERTAIN LIMITS ON ITS INVESTMENTS. THESE LIMITS APPLY AT THE TIME AN INVESTMENT IS MADE:

  - THE FUND WILL NORMALLY INVEST NO MORE THAN 5% OF ITS ASSETS IN A SINGLE SECURITY.

  - IT MAY NOT INVEST MORE THAN THE GREATER OF:

     - 20% OF ITS ASSETS IN A SINGLE INDUSTRY, OR

     - 150% OF THE WEIGHTING OF A SINGLE INDUSTRY IN THE S&P 500 (LIMITED TO LESS THAN 25% OF ITS ASSETS IN A SINGLE INDUSTRY, OTHER THAN U.S. GOVERNMENT SECURITIES).

FOR INFORMATION ABOUT THE PERFORMANCE OF OTHER STOCK ACCOUNTS MANAGED BY BRANDES, SEE HOW THE FUNDS ARE MANAGED.

--------------------------------------------------------------------------------


(LINE GRAPH)       RISKS AND OTHER THINGS TO CONSIDER
                   Nations Classic Value Fund has the following risks:

      - INVESTMENT STRATEGY RISK -- The team chooses stocks it believes are undervalued or out of favor with the expectation that these stocks will eventually rise in value. There is a risk that the value of these investments will not rise as high or as quickly as the team expects, or will fall.

      - STOCK MARKET RISK -- The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES YOU PAY DIRECTLY, AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

         SHAREHOLDER FEES                           Investor A   Investor B   Investor C
         (Fees paid directly from your investment)    Shares       Shares       Shares
         Maximum sales charge (load) imposed on
           purchases, as a % of offering price        5.75%         none         none



         Maximum deferred sales charge (load) as a
           % of the lower of the original purchase
           price or net asset value                    none(1)     5.00%(2)     1.00%(3)



         ANNUAL FUND OPERATING EXPENSES(4)
         (Expenses that are deducted from the Fund's assets)



         Management fees                              0.65%        0.65%        0.65%



         Distribution (12b-1) and shareholder
           servicing fees                             0.25%        1.00%        1.00%



         Other expenses                               0.39%        0.39%        0.39%
                                                      -----        -----        -----



         Total annual Fund operating expenses(5)      1.29%        2.04%        2.04%
                                                      =====        =====        =====

      (1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see CHOOSING A SHARE CLASS -- ABOUT INVESTOR A SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (2)This charge decreases over time. Please see CHOOSING A SHARE
         CLASS -- ABOUT INVESTOR B SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (3)This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see CHOOSING A SHARE CLASS -- ABOUT INVESTOR C SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (4)The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (5)The Fund's investment adviser and/or some of its other service providers have agreed to limit total annual operating expenses to 1.38% for Investor A Shares and 2.13% for Investor B and Investor C Shares until July 31, 2003. There is no guarantee that these limitations will continue. Because these limitations are higher than the current total annual operating expenses, no waivers are shown in the table above. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitations in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE

      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INVESTOR A SHARES                       $699     $961     $1,243     $2,045



         INVESTOR B SHARES                       $707     $940     $1,298     $2,176



         INVESTOR C SHARES                       $307     $640     $1,098     $2,369

      If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INVESTOR B SHARES                       $207     $640     $1,098     $2,176



         INVESTOR C SHARES                       $207     $640     $1,098     $2,369

NATIONS VALUE FUND

--------------------------------------------------------------------------------

ABOUT THE SUB-ADVISER

BACAP IS THIS FUND'S SUB-ADVISER. BACAP'S VALUE STRATEGIES TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.




 YOU'LL FIND MORE ABOUT BACAP ON PAGE 87.

WHAT IS VALUE INVESTING?

VALUE INVESTING MEANS LOOKING FOR "UNDERVALUED" COMPANIES -- QUALITY COMPANIES THAT MAY BE CURRENTLY OUT OF FAVOR AND SELLING AT A REDUCED PRICE, BUT THAT HAVE GOOD POTENTIAL TO INCREASE IN VALUE.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks growth of capital by investing in companies that are believed to be undervalued.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund normally invests at least 80% of its assets in common stocks of U.S.
                   companies. It generally invests in companies in a broad range of industries with market capitalizations of at least $1 billion and daily trading volumes of at least $3 million.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The management team uses a three prong approach, combining fundamental and quantitative analysis with risk management to identify value opportunities and construct the portfolio. The management team looks at, among other things:

  - mature, fundamentally sound businesses that are believed to be attractively priced due to investor indifference or unpopularity

  - various measures of relative valuation, including price to cash flow and relative dividend yield. The team believes that companies with lower relative valuation are generally more likely to provide better opportunities for capital appreciation

  - a company's current operating margins relative to its historic range

  - indicators of potential stock price appreciation. These could take the form of anticipated earnings growth, company restructuring, changes in management, new product opportunities, business model changes, or other anticipated improvements in micro and macroeconomic factors.

Additionally, the management team uses analytical tools to actively monitor the risk profile of the portfolio.

The team may sell a security when its price reaches a target set by the team, if there is a deterioration in the company's financial situation, when the team believes other investments are more attractive, or for other reasons.

The team may use various strategies, consistent with the Fund's investment objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the team:

  - may limit the number of buy and sell transactions it makes

  - may try to sell shares that have the lowest tax burden on shareholders

  - may offset capital gains by selling securities to realize a capital loss

While the Fund may try to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Nations Value Fund has the following risks:

      - INVESTMENT STRATEGY RISK -- The team chooses stocks that it believes are undervalued, with the expectation that they will rise in value. There is a risk that the value of these investments will not rise as high as the team expects, or will fall.

      - STOCK MARKET RISK -- The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*

      The bar chart shows you how the performance of the Fund's Investor A Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                1993     1994     1995     1996     1997     1998     1999     2000     2001
                ----     ----     ----     ----     ----     ----     ----     ----     ----
               16.06%   -3.08%   35.78%   20.85%   26.30%   17.14%    0.99%    3.66%   -7.45%



               *Year-to-date return as of June 30, 2002:  5.61%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD


         BEST: 4TH QUARTER 1998:           19.39%
         WORST: 3RD QUARTER 1998:         -12.32%

--------------------------------------------------------------------------------

THE FUND'S RETURNS IN THIS TABLE REFLECT SALES CHARGES, IF ANY. SHARE CLASS RETURNS MAY VARY BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES. THE RETURNS SHOWN FOR THE INDICES DO NOT REFLECT SALES CHARGES, FEES, BROKERAGE COMMISSIONS, TAXES OR OTHER EXPENSES OF INVESTING.

--------------------------------------------------------------------------------


      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001

      The table shows the Fund's Investor A Shares' average annual total returns
      (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The actual after-tax returns for an investor would depend on the investor's tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or retirement accounts. The table also shows the average annual total return before taxes for Investor B Shares and Investor C Shares of the Fund, however, it does not show after-tax returns for those classes and those classes' after-tax returns each will vary from the after-tax returns shown for the Investor A Shares of the Fund. The table also shows the returns for each period for the Russell 1000 Value Index, an unmanaged index which measures the performance of the largest U.S. companies based on total market capitalization, with lower price-to-book ratios and forecasted growth rates relative to the Russell 1000 Index as a whole. Prior to August 1, 2002, the Fund compared its performance to the S&P 500. The Fund changed the index to which it compares its performance because the Russell 1000 Value Index is considered a more appropriate comparison. These indices are weighted by market capitalization and are not available for investment and do not reflect fees, brokerage commissions, taxes or other expenses of investing.

                                                                             LIFE OF
                                              1 YEAR    5 YEARS   10 YEARS    FUND*
         INVESTOR A SHARES RETURNS BEFORE
           TAXES                              -12.77%    6.20%     10.32%    10.92%



         INVESTOR A SHARES RETURNS AFTER
           TAXES ON DISTRIBUTIONS             -14.50%    2.69%      7.36%     8.26%



         INVESTOR A SHARES RETURNS AFTER
           TAXES ON DISTRIBUTIONS AND SALE
           OF FUND SHARES                      -6.45%    4.71%      7.90%     8.56%



         INVESTOR B SHARES RETURNS BEFORE
           TAXES                              -12.31%    6.49%      --       10.62%



         INVESTOR C SHARES RETURNS BEFORE
           TAXES                               -8.94%    6.81%      --       11.00%



         RUSSELL 1000 VALUE INDEX (REFLECTS
           NO DEDUCTIONS FOR FEES, EXPENSES
           OR TAXES)                           -5.59%   11.13%     14.13%    13.02%



         S&P 500 (REFLECTS NO DEDUCTIONS FOR
           FEES, EXPENSES OR TAXES)           -11.88%   10.70%     12.93%    12.97%

      *THE INCEPTION DATES OF INVESTOR A SHARES, INVESTOR B SHARES AND INVESTOR
       C SHARES ARE DECEMBER 6, 1989, JUNE 7, 1993 AND JUNE 17, 1992, RESPECTIVELY. THE RETURNS FOR THE INDICES SHOWN ARE FROM INCEPTION OF INVESTOR A SHARES.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES YOU PAY DIRECTLY, AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

         SHAREHOLDER FEES                           Investor A   Investor B   Investor C
         (Fees paid directly from your investment)    Shares       Shares       Shares
         Maximum sales charge (load) imposed on
           purchases, as a % of offering price        5.75%         none         none



         Maximum deferred sales charge (load) as a
           % of the lower of the original purchase
           price or net asset value                  none(1)       5.00% (2)    1.00% (3)



         ANNUAL FUND OPERATING EXPENSES(4)
         (Expenses that are deducted from the Fund's assets)



         Management fees                              0.65%        0.65%        0.65%



         Distribution (12b-1) and shareholder
           servicing fees                             0.25%        1.00%        1.00%



         Other expenses                               0.30%        0.30%        0.30%
                                                       -------      -------      -------



         Total annual Fund operating expenses         1.20%        1.95%        1.95%
                                                       =======      =======      =======

      (1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see CHOOSING A SHARE CLASS -- ABOUT INVESTOR A SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (2)This charge decreases over time. Please see CHOOSING A SHARE
         CLASS -- ABOUT INVESTOR B SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (3)This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see CHOOSING A SHARE CLASS -- ABOUT INVESTOR C SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (4)The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE

      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INVESTOR A SHARES                       $690     $935     $1,198     $1,949



         INVESTOR B SHARES                       $698     $912     $1,252     $2,080



         INVESTOR C SHARES                       $298     $612     $1,052     $2,275

      If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INVESTOR B SHARES                       $198     $612     $1,052     $2,080



         INVESTOR C SHARES                       $198     $612     $1,052     $2,275

NATIONS LARGECAP VALUE FUND

--------------------------------------------------------------------------------

ABOUT THE SUB-ADVISER

BACAP IS THIS FUND'S SUB-ADVISER. BACAP'S VALUE STRATEGIES TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.




 YOU'LL FIND MORE ABOUT BACAP ON PAGE 87.

WHAT IS VALUE INVESTING?

VALUE INVESTING MEANS LOOKING FOR "UNDERVALUED" COMPANIES -- QUALITY COMPANIES THAT MAY BE CURRENTLY OUT OF FAVOR AND SELLING AT A REDUCED PRICE, BUT THAT HAVE GOOD POTENTIAL TO INCREASE IN VALUE.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks long-term growth of capital with income as a secondary consideration.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund normally invests at least 80% of its assets in equity securities of
                   U.S. companies whose market capitalizations are within the range of the companies within the Russell 1000 Value Index and that are believed to have the potential for long-term growth of capital.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The management team uses a three prong approach, combining fundamental and quantitative analysis with risk management to identify value opportunities and construct the portfolio. The management team looks at, among other things:

  - mature, fundamentally sound businesses that are believed to be attractively priced due to investor indifference or unpopularity

  - various measures of relative valuation, including price to cash flow and relative dividend yield. The team believes that companies with lower relative valuation are generally more likely to provide better opportunities for capital appreciation

  - a company's current operating margins relative to its historic range

  - indicators of potential stock price appreciation. These could take the form of anticipated earnings growth, company restructuring, changes in management, new product opportunities, business model changes, or other anticipated improvements in micro and macroeconomic factors.

Additionally, the management team uses analytical tools to actively monitor the risk profile of the portfolio.

The team may sell a security when its price reaches a target set by the team, if there is a deterioration in the company's financial situation, when the team believes other investments are more attractive, or for other reasons.

The team may use various strategies, consistent with the Fund's investment objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the team:

  - may limit the number of buy and sell transactions it makes

  - may try to sell shares that have the lowest tax burden on shareholders

  - may offset capital gains by selling securities to realize a capital loss

While the Fund may try to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS PORTFOLIO IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Nations LargeCap Value Fund has the following risks:

      - INVESTMENT STRATEGY RISK -- The team chooses stocks it believes are undervalued with the expectation that they will rise in value. There is a risk that the value of these investments will not rise as high or as quickly as the team expects, or will fall.

      - STOCK MARKET RISK -- The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES YOU PAY DIRECTLY, AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

         SHAREHOLDER FEES                           Investor A   Investor B   Investor C
         (Fees paid directly from your investment)    Shares       Shares       Shares
         Maximum sales charge (load) imposed on
           purchases, as a % of offering price        5.75%         none         none



         Maximum deferred sales charge (load) as a
           % of the lower of the original purchase
           price or net asset value                 none    (1)    5.00% (2)    1.00% (3)



         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from the Fund's assets)



         Management fees                              0.65%        0.65%        0.65%



         Distribution (12b-1) and shareholder
           servicing fees                             0.25%        1.00%        1.00%



         Other expenses(4)                            0.42%        0.42%        0.42%
                                                       -------      -------      -------



         Total annual Fund operating expenses(5)      1.32%        2.07%        2.07%
                                                       =======      =======      =======

      (1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see CHOOSING A SHARE CLASS -- ABOUT INVESTOR A SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (2)This charge decreases over time. Please see CHOOSING A SHARE
         CLASS -- ABOUT INVESTOR B SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (3)This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see CHOOSING A SHARE CLASS -- ABOUT INVESTOR C SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (4)Other expenses are based on estimates for the current fiscal year.

      (5)The Fund's investment adviser and/or some of its other service providers have agreed to limit total annual operating expenses to the levels shown above until July 31, 2003. There is no guarantee that these limitations will continue. Because these limitations equal the estimates of total annual operating expenses, no waivers are shown in the table above. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitations in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE

      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  1 YEAR   3 YEARS
         INVESTOR A SHARES                                         $702     $970



         INVESTOR B SHARES                                         $710     $949



         INVESTOR C SHARES                                         $310     $649

      If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                                                                  1 YEAR   3 YEARS
         INVESTOR B SHARES                                         $210     $649



         INVESTOR C SHARES                                         $210     $649

NATIONS MIDCAP VALUE FUND

--------------------------------------------------------------------------------

ABOUT THE SUB-ADVISER

BACAP IS THIS FUND'S SUB-ADVISER. BACAP'S VALUE STRATEGIES TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.




 YOU'LL FIND MORE ABOUT BACAP ON PAGE 87.

WHAT IS VALUE INVESTING?

VALUE INVESTING MEANS LOOKING FOR "UNDERVALUED" COMPANIES -- QUALITY COMPANIES THAT MAY BE CURRENTLY OUT OF FAVOR AND SELLING AT A REDUCED PRICE, BUT THAT HAVE GOOD POTENTIAL TO INCREASE IN VALUE.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks long-term growth of capital with income as a secondary consideration.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund normally invests at least 80% of its assets in equity securities of
                   U.S. companies whose market capitalizations are within the range of the companies within the Russell MidCap Value Index and that are believed to have the potential for long-term growth of capital.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The management team uses a three prong approach, combining fundamental and quantitative analysis with risk management to identify value opportunities and construct the portfolio. The management team looks at, among other things:

  - mature, fundamentally sound businesses that are believed to be attractively priced due to investor indifference or unpopularity

  - various measures of relative valuation, including price to cash flow and relative dividend yield. The team believes that companies with lower relative valuation are generally more likely to provide better opportunities for capital appreciation

  - a company's current operating margins relative to its historic range

  - indicators of potential stock price appreciation. These could take the form of anticipated earnings growth, company restructuring, changes in management, new product opportunities, business model changes, or other anticipated improvements in micro and macroeconomic factors.

Additionally, the management team uses analytical tools to actively monitor the risk profile of the portfolio.

The team may sell a security when its price reaches a target set by the team, if there is a deterioration in the company's financial situation, when the team believes other investments are more attractive, or for other reasons.

The team may use various strategies, consistent with the Fund's investment objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the team:

  - may limit the number of buy and sell transactions it makes

  - may try to sell shares that have the lowest tax burden on shareholders

  - may offset capital gains by selling securities to realize a capital loss

While the Fund may try to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Nations MidCap Value Fund has the following risks:

      - INVESTMENT STRATEGY RISK -- The team chooses stocks it believes are undervalued with the expectation that they will rise in value. There is a risk that the value of these investments will not rise as high or as quickly as the team expects, or will fall.

      - STOCK MARKET RISK -- The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES YOU PAY DIRECTLY, AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund

         SHAREHOLDER FEES                           Investor A   Investor B   Investor C
         (Fees paid directly from your investment)    Shares       Shares       Shares
         Maximum sales charge (load) imposed on
           purchases, as a % of offering price        5.75%         none         none



         Maximum deferred sales charge (load) as a
           % of the lower of the original purchase
           price or net asset value                  none(1)       5.00%(2)     1.00%(3)



         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from the Fund's assets)



         Management fees                              0.75%        0.75%        0.75%



         Distribution (12b-1) and shareholder
           servicing fees                             0.25%        1.00%        1.00%



         Other expenses(4)                            0.50%        0.50%        0.50%
                                                       -------      -------      -------



         Total annual Fund operating expenses(5)      1.50%        2.25%        2.25%
                                                       =======      =======      =======

      (1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see CHOOSING A SHARE CLASS -- ABOUT INVESTOR A SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (2)This charge decreases over time. Please see CHOOSING A SHARE
         CLASS -- ABOUT INVESTOR B SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (3)This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see CHOOSING A SHARE CLASS -- ABOUT INVESTOR C SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (4)Other expenses are based on estimates for the current fiscal year.

      (5)The Fund's investment adviser and/or some of its other service providers have agreed to limit total annual operating expenses to the levels shown above until July 31, 2003. There is no guarantee that these limitations will continue. Because these limitations equal the estimates of total annual operating expenses, no waivers are shown in the table above. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitations in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE

      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                1 YEAR    3 YEARS
         INVESTOR A SHARES                                       $719     $1,023



         INVESTOR B SHARES                                       $728     $1,003



         INVESTOR C SHARES                                       $328       $703

      If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                                                                1 YEAR    3 YEARS
         INVESTOR B SHARES                                      $228       $703



         INVESTOR C SHARES                                      $228       $703

NATIONS STRATEGIC GROWTH FUND

--------------------------------------------------------------------------------

ABOUT THE SUB-ADVISER

THE FUND DOES NOT HAVE ITS OWN INVESTMENT ADVISER OR SUB-ADVISER BECAUSE IT'S A "FEEDER FUND." A FEEDER FUND TYPICALLY INVESTS ALL OF ITS ASSETS IN ANOTHER FUND, WHICH IS CALLED A "MASTER PORTFOLIO." MASTER PORTFOLIO AND FUND ARE SOMETIMES USED INTERCHANGEABLY.

BACAP IS THE MASTER PORTFOLIO'S SUB-ADVISER. BACAP'S GROWTH STRATEGIES TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE MASTER PORTFOLIO.




 YOU'LL FIND MORE ABOUT BACAP ON PAGE 87.

MINIMIZING TAXES

THE MASTER PORTFOLIO'S PROACTIVE TAX MANAGEMENT STRATEGY MAY HELP REDUCE CAPITAL GAINS DISTRIBUTIONS. THE TAX MANAGEMENT STRATEGY SEEKS TO LIMIT PORTFOLIO TURNOVER, OFFSET CAPITAL GAINS WITH CAPITAL LOSSES AND SELL SECURITIES THAT HAVE THE LOWEST TAX BURDEN ON SHAREHOLDERS.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks long-term growth of capital.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund invests all of its assets in Nations Strategic Growth Master Portfolio
                   (the Master Portfolio). The Master Portfolio has the same investment objective as the Fund.

The Master Portfolio normally invests at least 65% of its assets in common stocks of companies that it selects from most major industry sectors. The Master Portfolio normally holds 60 to 80 securities, which include common stocks, preferred stocks and convertible securities like warrants and rights.

The Master Portfolio may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The team identifies stocks using a disciplined analytical process. Starting with a universe of companies with market capitalizations of at least $1 billion, the team assesses the investment potential of these companies and their industries by evaluating:

  - the growth prospects of the company's industry

  - the company's relative competitive position in the industry

The team believes that this analysis identifies companies with favorable long-term growth potential, competitive advantages and sensible business strategies.

The team then uses quantitative analysis to decide when to invest, evaluating each company's earnings trends and stock valuations, among other things, to try to determine when it is reasonably valued.

In actively managing the portfolio, the team considers the characteristics of the S&P 500 as a general baseline. The index characteristics evaluated by the team include risk and sector diversification, as well as individual securities holdings.

The team may sell a security when it believes that the profitability of the company's industry is beginning to decline, there is a meaningful deterioration in the company's competitive position, the company's management fails to execute its business strategy, when the team considers the security's price to be overvalued, or for other reasons.

The team may use various strategies, consistent with the Master Portfolio's investment objective, to try to reduce the amount of capital gains and income distributed to shareholders. For example, the team:

  - will focus on long-term investments to try to limit the number of buy and sell transactions

  - may try to sell securities that have the lowest tax burden on shareholders

  - may offset capital gains by selling securities to realize a capital loss

  - invests primarily in securities with lower dividend yields

  - may use options, instead of selling securities

While the Master Portfolio may try to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Nations Strategic Growth Fund has the following risks:

      - INVESTMENT STRATEGY RISK -- The team chooses stocks that are believed to have the potential for long-term growth. There is a risk that the value of these investments will not rise as expected, or will fall.

      - STOCK MARKET RISK -- The value of the stocks the Master Portfolio holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - TECHNOLOGY AND TECHNOLOGY-RELATED RISK -- The Master Portfolio may invest in technology and technology-related companies, which can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

      - INVESTING IN THE MASTER PORTFOLIO -- Other mutual funds and eligible investors can buy shares in the Master Portfolio. All investors in the Master Portfolio invest under the same terms and conditions as the Fund and pay a proportionate share of the Master Portfolio's expenses. Other feeder funds that invest in the Master Portfolio may have different share prices and returns than the Fund because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.

       The Fund could withdraw its entire investment from the Master Portfolio if it believes it's in the best interests of the Fund to do so (for example, if the Master Portfolio changed its investment objective). It is unlikely that this would happen, but if it did, the Fund's portfolio could be less diversified and therefore less liquid, and expenses could increase. The Fund might also have to pay brokerage, tax or other charges.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*

      The bar chart shows you how the performance of the Fund's Investor A Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                2000     2001
                ----     ----
               -12.55%  -12.42%



               *Year-to-date return as of June 30, 2002:  -16.42%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD


         BEST: 4TH QUARTER 2001:           12.41%
         WORST: 3RD QUARTER 2001:         -16.05%

--------------------------------------------------------------------------------

THE FUND'S RETURNS IN THIS TABLE REFLECT SALES CHARGES, IF ANY. SHARE CLASS RETURNS MAY VARY BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES. THE RETURNS SHOWN FOR THE INDEX DO NOT REFLECT SALES CHARGES, FEES, BROKERAGE COMMISSIONS, TAXES OR OTHER EXPENSES OF INVESTING.

--------------------------------------------------------------------------------


      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001

      The table shows the Fund's Investor A Shares' average annual total returns
      (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The actual after-tax returns for an investor would depend on the investor's tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or retirement accounts. The table also shows the average annual total return before taxes for Investor B Shares and Investor C Shares of the Fund, however, it does not show after-tax returns for those classes and those classes' after-tax returns each will vary from the after-tax returns shown for the Investor A Shares of the Fund. The table also shows the returns for each period for the S&P 500, an unmanaged index of 500 widely held common stocks, weighted by market capitalization. The S&P 500 is not available for investment and does not reflect fees, brokerage commissions, taxes or other expenses of investing.

                                                                           LIFE OF
                                                                 1 YEAR     FUND*
         INVESTOR A SHARES RETURNS BEFORE TAXES                  -17.43%   -6.62%



         INVESTOR A SHARES RETURNS AFTER TAXES ON DISTRIBUTIONS  -17.46%   -6.68%



         INVESTOR A SHARES RETURNS AFTER TAXES ON DISTRIBUTIONS
           AND SALE OF FUND SHARES                               -10.62%   -5.25%



         INVESTOR B SHARES RETURNS BEFORE TAXES                  -17.45%   -5.91%



         INVESTOR C SHARES RETURNS BEFORE TAXES                  -13.97%   -6.05%



         S&P 500 (REFLECTS NO DEDUCTIONS FOR FEES, EXPENSES OR
           TAXES)                                                -11.88%   -4.69%

      *THE INCEPTION DATE OF INVESTOR A SHARES, INVESTOR B SHARES AND INVESTOR C
       SHARES IS AUGUST 2, 1999. THE RETURN FOR THE INDEX SHOWN IS FROM THAT
       DATE.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES YOU PAY DIRECTLY, AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

         SHAREHOLDER FEES                           Investor A   Investor B   Investor C
         (Fees paid directly from your investment)    Shares       Shares       Shares
         Maximum sales charge (load) imposed on
           purchases, as a % of offering price        5.75%         none         none



         Maximum deferred sales charge (load) as a
           % of the lower of the original purchase
           price or net asset value                 none   (1)     5.00%(2)     1.00%(3)



         ANNUAL FUND OPERATING EXPENSES(4)
         (Expenses that are deducted from the Fund's assets)(5)



         Management fees                              0.65%        0.65%        0.65%



         Distribution (12b-1) and shareholder
           servicing fees                             0.25%        1.00%        1.00%



         Other expenses                               0.29%        0.29%        0.29%
                                                       -------      -------      -------



         Total annual Fund operating expenses         1.19%        1.94%        1.94%
                                                       =======      =======      =======

      (1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see CHOOSING A SHARE CLASS -- ABOUT INVESTOR A SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (2)This charge decreases over time. Please see CHOOSING A SHARE
         CLASS -- ABOUT INVESTOR B SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (3)This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see CHOOSING A SHARE CLASS -- ABOUT INVESTOR C SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (4)The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (5)These fees and expenses and the example below include the Fund's portion of the fees and expenses deducted from the assets of the Master Portfolio.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE

      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INVESTOR A SHARES                       $689     $932     $1,193     $1,938



         INVESTOR B SHARES                       $697     $909     $1,247     $2,070



         INVESTOR C SHARES                       $297     $609     $1,047     $2,264

      If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INVESTOR B SHARES                       $197     $609     $1,047     $2,070



         INVESTOR C SHARES                       $197     $609     $1,047     $2,264

NATIONS MARSICO GROWTH FUND

--------------------------------------------------------------------------------

ABOUT THE SUB-ADVISER

THE FUND DOES NOT HAVE ITS OWN INVESTMENT ADVISER OR SUB-ADVISER BECAUSE IT'S A "FEEDER FUND." A FEEDER FUND TYPICALLY INVESTS ALL OF ITS ASSETS IN ANOTHER FUND, WHICH IS CALLED A "MASTER PORTFOLIO." MASTER PORTFOLIO AND FUND ARE SOMETIMES USED INTERCHANGEABLY.

BA ADVISORS IS THE MASTER PORTFOLIO'S INVESTMENT ADVISER, AND MARSICO CAPITAL MANAGEMENT, LLC (MARSICO CAPITAL) IS ITS SUB-ADVISER. THOMAS F. MARSICO IS ITS PORTFOLIO MANAGER AND MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE MASTER PORTFOLIO.




 YOU'LL FIND MORE ABOUT MARSICO CAPITAL AND MR. MARSICO ON PAGE 88.

WHY INVEST IN A GROWTH FUND?

GROWTH FUNDS INVEST IN COMPANIES THAT HAVE THE POTENTIAL FOR SIGNIFICANT INCREASES IN REVENUE OR EARNINGS. THESE ARE TYPICALLY COMPANIES THAT ARE DEVELOPING OR APPLYING NEW TECHNOLOGIES, PRODUCTS OR SERVICES IN GROWING INDUSTRY SECTORS.

WHILE THIS FUND INVESTS IN A WIDE RANGE OF COMPANIES AND INDUSTRIES, IT HOLDS FEWER INVESTMENTS THAN OTHER KINDS OF FUNDS. THIS MEANS IT CAN HAVE GREATER PRICE SWINGS THAN MORE DIVERSIFIED FUNDS. IT ALSO MEANS IT MAY HAVE RELATIVELY HIGHER RETURNS WHEN ONE OF ITS INVESTMENTS PERFORMS WELL, OR RELATIVELY LOWER RETURNS WHEN AN INVESTMENT PERFORMS POORLY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks long-term growth of capital.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund invests all of its assets in Nations Marsico Growth Master Portfolio
                   (the Master Portfolio). The Master Portfolio has the same investment objective as the Fund.

The Master Portfolio invests primarily in equity securities of large capitalization companies that are selected for their growth potential. It generally holds 35 to 50 securities. It may hold up to 25% of its assets in foreign securities.

The Master Portfolio may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Marsico Capital uses an approach that combines "top-down" economic analysis with "bottom-up" stock selection. The "top-down" approach takes into consideration such macroeconomic factors as interest rates, inflation, the regulatory environment and the global competitive landscape. In addition, Marsico Capital also examines such factors as the most attractive global investment opportunities, industry consolidation and the sustainability of economic trends. As a result of the "top-down" analysis, Marsico Capital identifies sectors, industries and companies which it believes should benefit from the overall trends that Marsico Capital has observed.

Marsico Capital then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company is suitable for investment, Marsico Capital focuses on a number of different attributes including the company's specific market expertise or dominance, its franchise durability and pricing power, solid fundamentals (strong balance sheet, improving returns on equity, ability to generate free cash flow), strong management and reasonable valuations in the context of projected growth rates.

As part of this fundamental, "bottom-up" research, Marsico Capital may visit with various levels of a company's management as well as with its customers, suppliers and competitors. Marsico Capital also prepares detailed earnings and cash flow models of companies. These models permit Marsico Capital to project earnings growth and other important characteristics under different scenarios. Each model is customized to follow a particular company and is intended to replicate and describe a company's past, present and future performance. The models are comprised of quantitative information and detailed narratives that reflect updated interpretations of corporate data.

Marsico Capital may sell a security when it believes there is a deterioration in the company's financial situation, the security is overvalued, when there is a negative development in the company's competitive, regulatory or economic environment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Nations Marsico Growth Fund has the following risks:

      - INVESTMENT STRATEGY RISK -- Marsico Capital uses an investment strategy that tries to identify equities with growth potential. There is a risk that the value of these investments will not rise as high as Marsico Capital expects, or will fall.

      - STOCK MARKET RISK -- The value of the stocks the Master Portfolio holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - TECHNOLOGY AND TECHNOLOGY-RELATED RISK -- The Master Portfolio may invest in technology and technology-related companies, which can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

      - FOREIGN INVESTMENT RISK -- Because the Master Portfolio may invest up to 25% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including withholding taxes, also may apply to some foreign investments.

      - INVESTING IN THE MASTER PORTFOLIO -- Other mutual funds and eligible investors can buy shares in the Master Portfolio. All investors in the Master Portfolio invest under the same terms and conditions as the Fund and pay a proportionate share of the Master Portfolio's expenses. Other feeder funds that invest in the Master Portfolio may have different share prices and returns than the Fund because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.

       The Fund could withdraw its entire investment from the Master Portfolio if it believes it's in the best interests of the Fund to do so (for example, if the Master Portfolio changed its investment objective). It is unlikely that this would happen, but if it did, the Fund's portfolio could be less diversified and therefore less liquid, and expenses could increase. The Fund might also have to pay brokerage, tax or other charges.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

PRIOR TO JANUARY 1, 2002, THE FUND HAD A DIFFERENT NAME, INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

                1998     1999     2000     2001
                ----     ----     ----     ----
               38.62%   52.11%   -15.47%  -19.76%



               *Year-to-date return as of June 30, 2002:  -0.21%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD


         BEST: 4TH QUARTER 1999:           35.19%
         WORST: 3RD QUARTER 2001:         -17.33%

--------------------------------------------------------------------------------

THE FUND'S RETURNS IN THIS TABLE REFLECT SALES CHARGES, IF ANY. SHARE CLASS RETURNS MAY VARY BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES. THE RETURNS SHOWN FOR THE INDEX DO NOT REFLECT SALES CHARGES, FEES, BROKERAGE COMMISSION, TAXES OR OTHER EXPENSES OF INVESTING.

--------------------------------------------------------------------------------


      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001

      The table shows the Fund's Investor A Shares' average annual total returns
      (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The actual after-tax returns for an investor would depend on the investor's tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or retirement accounts. The table also shows the average annual total return before taxes for Investor B Shares and Investor C Shares of the Fund, however, it does not show after-tax returns for those classes and those classes' after-tax returns each will vary from the after-tax returns shown for the Investor A Shares of the Fund. The table also shows the returns for each period for the S&P 500, an unmanaged index of 500 widely held common stocks, weighted by market capitalization. The S&P 500 is not available for investment and does not reflect fees, brokerage commissions, taxes or other expenses of investing.

                                                                           LIFE OF
                                                                 1 YEAR     FUND*
         INVESTOR A SHARES RETURNS BEFORE TAXES                  -24.36%    7.75%



         INVESTOR A SHARES RETURNS AFTER TAXES ON
           DISTRIBUTIONS                                         -24.36%    7.64%



         INVESTOR A SHARES RETURNS AFTER TAXES ON
           DISTRIBUTIONS AND SALE OF FUND SHARES                 -14.83%    6.29%



         INVESTOR B SHARES RETURNS BEFORE TAXES                  -24.32%    8.03%



         INVESTOR C SHARES RETURNS BEFORE TAXES                  -21.17%    8.64%



         S&P 500 (REFLECTS NO DEDUCTIONS FOR FEES,
           EXPENSES OR TAXES)                                    -11.88%    5.67%

      *THE INCEPTION DATE OF INVESTOR A SHARES, INVESTOR B SHARES AND INVESTOR C
       SHARES IS DECEMBER 31, 1997. THE RETURN FOR THE INDEX SHOWN IS FROM THAT DATE.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES YOU PAY DIRECTLY, AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

         SHAREHOLDER FEES                           Investor A   Investor B   Investor C
         (Fees paid directly from your investment)    Shares       Shares       Shares
         Maximum sales charge (load) imposed on
           purchases, as a % of offering price        5.75%         none         none



         Maximum deferred sales charge (load) as a
           % of the lower of the original purchase
           price or net asset value                 none    (1)    5.00% (2)    1.00% (3)



         ANNUAL FUND OPERATING EXPENSES(4)
         (Expenses that are deducted from the Fund's assets)(5)



         Management fees                              0.75%        0.75%        0.75%



         Distribution (12b-1) and shareholder
           servicing fees                             0.25%        1.00%        1.00%



         Other expenses                               0.39%        0.39%        0.39%
                                                       -------      -------      -------



         Total annual Fund operating expenses         1.39%        2.14%        2.14%
                                                       =======      =======      =======

      (1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see CHOOSING A SHARE CLASS -- ABOUT INVESTOR A SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (2)This charge decreases over time. Please see CHOOSING A SHARE
         CLASS -- ABOUT INVESTOR B SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (3)This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see CHOOSING A SHARE CLASS -- ABOUT INVESTOR C SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (4)The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (5)These fees and expenses and the example below include the Fund's portion of the fees and expenses deducted from the assets of the Master Portfolio.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE

      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INVESTOR A SHARES                       $709     $990     $1,293     $2,151



         INVESTOR B SHARES                       $717     $970     $1,349     $2,282



         INVESTOR C SHARES                       $317     $670     $1,149     $2,472

      If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INVESTOR B SHARES                       $217     $670     $1,149     $2,282



         INVESTOR C SHARES                       $217     $670     $1,149     $2,472

NATIONS CAPITAL GROWTH FUND

--------------------------------------------------------------------------------

ABOUT THE SUB-ADVISER

BACAP IS THIS FUND'S SUB-ADVISER. BACAP'S GROWTH STRATEGIES TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.




 YOU'LL FIND MORE ABOUT BACAP ON PAGE 87.

WHAT IS A GROWTH FUND?

GROWTH FUNDS INVEST IN COMPANIES THAT HAVE THE POTENTIAL FOR SIGNIFICANT INCREASES IN REVENUE OR EARNINGS. THESE ARE TYPICALLY COMPANIES THAT ARE DEVELOPING OR APPLYING NEW TECHNOLOGIES, PRODUCTS OR SERVICES IN GROWING INDUSTRY SECTORS.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks growth of capital by investing in companies that are believed to have superior earnings growth potential.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund normally invests at least 65% of its assets in common stocks of companies that have one or more of the following characteristics:

      - above-average earnings growth compared with the Russell 1000 Growth
        Index

      - established operating histories, strong balance sheets and favorable financial performance

      - above-average return on equity compared with the Russell 1000 Growth
        Index

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The team identifies stocks using a disciplined analytical process. Starting with a universe of companies with market capitalization of at least $1 billion, the team assesses the investment potential of these companies and their industries by evaluating:

  - the growth prospects of the company's industry

  - the company's relative competitive position in the industry

The team believes that this analysis identifies companies with favorable long-term growth potential, competitive advantages and sensible business strategies.

The team then uses quantitative analysis to decide when to invest, evaluating each company's earnings trends and stock valuations, among other things, to try to determine when it is reasonably valued.

In actively managing the portfolio, the team considers the characteristics of the Russell 1000 Growth Index as a general baseline. The index characteristics evaluated by the team include risk and sector diversification, as well as individual securities holdings.

The team may sell a security when its price reaches a target set by the team, if the company's growth prospects are deteriorating, when the team believes other investments are more attractive, or for other reasons.

The team may use various strategies, consistent with the Fund's investment objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the team:

  - may limit the number of buy and sell transactions it makes

  - may try to sell shares that have the lowest tax burden on shareholders

  - may offset capital gains by selling securities to realize a capital loss

While the Fund may try to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH)       RISKS AND OTHER THINGS TO CONSIDER
                   Nations Capital Growth Fund has the following risks:

      - INVESTMENT STRATEGY RISK -- The team chooses stocks that it believes have superior growth potential and are selling at reasonable prices, with the expectation that they will rise in value. There is a risk that the value of these investments will not rise as high as the team expects, or will fall.

      - STOCK MARKET RISK -- The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - TECHNOLOGY AND TECHNOLOGY-RELATED RISK -- The Fund may invest in technology and technology-related companies, which can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*

      The bar chart shows you how the performance of the Fund's Investor A Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                1993     1994     1995     1996     1997     1998     1999     2000     2001
                ----     ----     ----     ----     ----     ----     ----     ----     ----
                7.53%   -1.55%   28.56%   18.29%   30.36%   29.73%   23.57%   -12.17%  -15.75%



               *Year-to-date return as of June 30, 2002:  -21.14%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD


         BEST: 4TH QUARTER 1998:           28.21%
         WORST: 3RD QUARTER 2001:         -18.79%

--------------------------------------------------------------------------------

THE FUND'S RETURNS IN THIS TABLE REFLECT SALES CHARGES, IF ANY. SHARE CLASS RETURNS MAY VARY BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES. THE RETURNS SHOWN FOR THE INDEX DO NOT REFLECT SALES CHARGES, FEES, BROKERAGE COMMISSIONS, TAXES OR OTHER EXPENSES OF INVESTING.

--------------------------------------------------------------------------------


      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001

      The table shows the Fund's Investor A Shares' average annual total returns
      (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The actual after-tax returns for an investor would depend on the investor's tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or retirement accounts. The table also shows the average annual total return before taxes for Investor B Shares and Investor C Shares of the Fund, however, it does not show after-tax returns for those classes and those classes' after-tax returns each will vary from the after-tax returns shown for the Investor A Shares of the Fund. The table also shows the returns for each period for the Russell 1000 Growth Index, an unmanaged index which measures the performance of the largest U.S. companies based on total market capitalization, with high price-to-book ratios and forecasted growth rates relative to the Russell 1000 Index as a whole. Prior to October 1, 2001, the Fund compared its performance to the S&P 500. The Fund changed the index to which it compares its performance because the Russell 1000 Growth Index is considered a more appropriate comparison. These indices are not available for investment and do not reflect fees, brokerage commissions, taxes or other expenses of investing.

                                                                           LIFE OF
                                                       1 YEAR    5 YEARS    FUND*
         INVESTOR A SHARES RETURNS BEFORE TAXES        -20.61%    7.83%    10.55%



         INVESTOR A SHARES RETURNS AFTER TAXES ON
           DISTRIBUTIONS                               -21.04%    4.21%     7.30%



         INVESTOR A SHARES RETURNS AFTER TAXES ON
           DISTRIBUTIONS AND SALE OF FUND SHARES       -12.03%    6.22%     8.19%



         INVESTOR B SHARES RETURNS BEFORE TAXES        -20.38%    8.10%    10.61%



         INVESTOR C SHARES RETURNS BEFORE TAXES        -17.18%    8.37%    10.53%



         RUSSELL 1000 GROWTH INDEX (REFLECTS NO
           DEDUCTIONS FOR FEES, EXPENSES OR TAXES)     -20.42%    8.27%    11.94%



         S&P 500 (REFLECTS NO DEDUCTIONS FOR FEES,
           EXPENSES OR TAXES)                          -11.88%   10.70%    13.75%

      *THE INCEPTION DATES OF INVESTOR A SHARES, INVESTOR B SHARES AND INVESTOR
       C SHARES ARE OCTOBER 2, 1992, JUNE 7, 1993 AND OCTOBER 2, 1992, RESPECTIVELY. THE RETURNS FOR THE INDICES SHOWN ARE FROM INCEPTION OF INVESTOR A SHARES.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES YOU PAY DIRECTLY, AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

         SHAREHOLDER FEES                           Investor A   Investor B   Investor C
         (Fees paid directly from your investment)    Shares       Shares       Shares
         Maximum sales charge (load) imposed on
           purchases, as a % of offering price        5.75%         none         none



         Maximum deferred sales charge (load) as a
           % of the lower of the original purchase
           price or net asset value                 none   (1)     5.00%(2)     1.00%(3)



         ANNUAL FUND OPERATING EXPENSES(4)
         (Expenses that are deducted from the Fund's assets)



         Management fees                              0.65%        0.65%        0.65%



         Distribution (12b-1) and shareholder
           servicing fees                             0.25%        1.00%        1.00%



         Other expenses                               0.32%        0.32%        0.32%
                                                       -------      -------      -------



         Total annual Fund operating expenses         1.22%        1.97%        1.97%
                                                       =======      =======      =======

      (1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see CHOOSING A SHARE CLASS -- ABOUT INVESTOR A SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (2)This charge decreases over time. Please see CHOOSING A SHARE
         CLASS -- ABOUT INVESTOR B SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (3)This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see CHOOSING A SHARE CLASS -- ABOUT INVESTOR C SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (4)The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE

      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INVESTOR A SHARES                       $692     $941     $1,208     $1,970



         INVESTOR B SHARES                       $700     $918     $1,262     $2,102



         INVESTOR C SHARES                       $300     $618     $1,062     $2,296

      If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INVESTOR B SHARES                       $200     $618     $1,062     $2,102



         INVESTOR C SHARES                       $200     $618     $1,062     $2,296

NATIONS MARSICO FOCUSED EQUITIES FUND

--------------------------------------------------------------------------------

ABOUT THE SUB-ADVISER

THE FUND DOES NOT HAVE ITS OWN INVESTMENT ADVISER OR SUB-ADVISER BECAUSE IT'S A "FEEDER FUND." A FEEDER FUND TYPICALLY INVESTS ALL OF ITS ASSETS IN ANOTHER FUND, WHICH IS CALLED A "MASTER PORTFOLIO." MASTER PORTFOLIO AND FUND ARE SOMETIMES USED INTERCHANGEABLY.

BA ADVISORS IS THE MASTER PORTFOLIO'S INVESTMENT ADVISER, AND MARSICO CAPITAL IS ITS SUB-ADVISER. THOMAS F. MARSICO IS ITS PORTFOLIO MANAGER AND MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE MASTER PORTFOLIO.




 YOU'LL FIND MORE ABOUT MARSICO CAPITAL AND MR. MARSICO ON PAGE 88.

WHAT IS A FOCUSED FUND?

A FOCUSED FUND INVESTS IN A SMALL NUMBER OF COMPANIES WITH EARNINGS THAT ARE BELIEVED TO HAVE THE POTENTIAL TO GROW SIGNIFICANTLY. THIS FUND FOCUSES ON LARGE, ESTABLISHED AND WELL-KNOWN U.S. COMPANIES.

BECAUSE A FOCUSED FUND HOLDS FEWER INVESTMENTS THAN OTHER KINDS OF FUNDS, IT CAN HAVE GREATER PRICE SWINGS THAN MORE DIVERSIFIED FUNDS. IT MAY EARN RELATIVELY HIGHER RETURNS WHEN ONE OF ITS INVESTMENTS PERFORMS WELL, OR RELATIVELY LOWER RETURNS WHEN AN INVESTMENT PERFORMS POORLY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks long-term growth of capital.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund invests all of its assets in Nations Marsico Focused Equities Master
                   Portfolio (the Master Portfolio). The Master Portfolio has the same investment objective as the Fund.

Under normal circumstances, the Master Portfolio will invest at least 80% of its assets in equity securities. The investments will mostly consist of equity securities of large capitalization companies. The Master Portfolio, which is non-diversified, generally holds a core position of 20 to 30 common stocks. It may invest up to 25% of its assets in foreign securities.

The Master Portfolio may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Marsico Capital uses an approach that combines "top-down" economic analysis with "bottom-up" stock selection. The "top-down" approach takes into consideration such macroeconomic factors as interest rates, inflation, the regulatory environment and the global competitive landscape. In addition, Marsico Capital also examines such factors as the most attractive global investment opportunities, industry consolidation and the sustainability of economic trends. As a result of the "top-down" analysis, Marsico Capital identifies sectors, industries and companies which it believes should benefit from the overall trends that Marsico Capital has observed.

Marsico Capital then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company is suitable for investment, Marsico Capital focuses on a number of different attributes including the company's specific market expertise or dominance, its franchise durability and pricing power, solid fundamentals (strong balance sheet, improving returns on equity, ability to generate free cash flow), strong management and reasonable valuations in the context of projected growth rates.

As part of this fundamental, "bottom-up" research, Marsico Capital may visit with various levels of a company's management as well as with its customers, suppliers and competitors. Marsico Capital also prepares detailed earnings and cash flow models of companies. These models permit Marsico Capital to project earnings growth and other important characteristics under different scenarios. Each model is customized to follow a particular company and is intended to replicate and describe a company's past, present and future performance. The models are comprised of quantitative information and detailed narratives that reflect updated interpretations of corporate data.

Marsico Capital may sell a security when it believes there is a deterioration in the company's financial situation, the security is overvalued, when there is a negative development in the company's competitive, regulatory or economic environment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Nations Marsico Focused Equities Fund has the following risks:

      - INVESTMENT STRATEGY RISK -- There is a risk that the value of the Master Portfolio's investments will not rise as high as Marsico Capital expects, or will fall.

      - HOLDING FEWER INVESTMENTS -- The Master Portfolio is considered to be non-diversified because it may hold fewer investments than other kinds of equity funds. This increases the risk that its value could go down significantly if even only one of its investments performs poorly. The value of the Master Portfolio will tend to have greater price swings than the value of more diversified equity funds. The Master Portfolio may become a diversified fund by limiting the investments in which more than 5% of its total assets are invested.

      - STOCK MARKET RISK -- The value of the stocks the Master Portfolio holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - TECHNOLOGY AND TECHNOLOGY-RELATED RISK -- The Master Portfolio may invest in technology and technology-related companies, which can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

      - FOREIGN INVESTMENT RISK -- Because the Master Portfolio may invest up to 25% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including withholding taxes, also may apply to some foreign investments.

      - INVESTING IN THE MASTER PORTFOLIO -- Other mutual funds and eligible investors can buy shares in the Master Portfolio. All investors in the Master Portfolio invest under the same terms and conditions as the Fund and pay a proportionate share of the Master Portfolio's expenses. Other feeder funds that invest in the Master Portfolio may have different share prices and returns than the Fund because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.

        The Fund could withdraw its entire investment from the Master Portfolio if it believes it's in the best interests of the Fund to do so (for example, if the Master Portfolio changed its investment objective). It is unlikely that this would happen, but if it did, the Fund's portfolio could be less diversified and therefore less liquid, and expenses could increase. The Fund might also have to pay brokerage, tax or other charges.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*

      The bar chart shows you how the performance of the Fund's Investor A Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                1998     1999     2000     2001
                ----     ----     ----     ----
               50.14%   52.85%   -17.32%  -19.11%



               *Year-to-date return as of June 30, 2002:  1.13%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD


         BEST: 4TH QUARTER 1999:           33.11%
         WORST: 1ST QUARTER 2001:         -17.77%

--------------------------------------------------------------------------------

THE FUND'S RETURNS IN THIS TABLE REFLECT SALES CHARGES, IF ANY. SHARES CLASS RETURNS MAY VARY BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES. THE RETURNS SHOWN FOR THE INDEX DO NOT REFLECT SALES CHARGES, FEES, BROKERAGE COMMISSIONS, TAXES OR OTHER EXPENSES OF INVESTING.

--------------------------------------------------------------------------------


      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001

      The table shows the Fund's Investor A Shares' average annual total returns
      (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The actual after-tax returns for an investor would depend on the investor's tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or retirement accounts. The table also shows the average annual total return before taxes for Investor B Shares and Investor C Shares of the Fund, however, it does not show after-tax returns for those classes and those classes' after-tax returns each will vary from the after-tax returns shown for the Investor A Shares of the Fund. The table also shows the returns for each period for the S&P 500, an unmanaged index of 500 widely held common stocks, weighted by market capitalization. The S&P 500 is not available for investment and does not reflect fees, brokerage commissions, taxes or other expenses of investing.

                                                                          LIFE OF
                                                                1 YEAR     FUND*
         INVESTOR A SHARES RETURNS BEFORE TAXES                 -23.77%    9.67%



         INVESTOR A SHARES RETURNS AFTER TAXES ON
           DISTRIBUTIONS                                        -23.77%    9.50%



         INVESTOR A SHARES RETURNS AFTER TAXES ON
           DISTRIBUTIONS AND SALE OF FUND SHARES                -14.48%    7.87%



         INVESTOR B SHARES RETURNS BEFORE TAXES                 -23.75%   10.03%



         INVESTOR C SHARES RETURNS BEFORE TAXES                 -20.54%   10.66%



         S&P 500 (REFLECTS NO DEDUCTIONS FOR FEES,
           EXPENSES OR TAXES)                                   -11.88%    5.67%

      *THE INCEPTION DATE OF INVESTOR A SHARES, INVESTOR B SHARES AND INVESTOR C
       SHARES IS DECEMBER 31, 1997. THE RETURN FOR THE INDEX SHOWN IS FROM THAT DATE.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES YOU PAY DIRECTLY, AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund

         SHAREHOLDER FEES                           Investor A   Investor B   Investor C
         (Fees paid directly from your investment)    Shares       Shares       Shares
         Maximum sales charge (load) imposed on
           purchases, as a % of offering price        5.75%         none         none



         Maximum deferred sales charge (load) as a
           % of the lower of the original purchase
           price or net asset value                 none   (1)     5.00%(2)     1.00%(3)



         ANNUAL FUND OPERATING EXPENSES(4)
         (Expenses that are deducted from the Fund's assets)(5)



         Management fees                              0.75%        0.75%        0.75%



         Distribution (12b-1) and shareholder
           servicing fees                             0.25%        1.00%        1.00%



         Other expenses                               0.36%        0.36%        0.36%
                                                       -------      -------      -------



         Total annual Fund operating expenses         1.36%        2.11%        2.11%
                                                       =======      =======      =======

      (1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see CHOOSING A SHARE CLASS -- ABOUT INVESTOR A SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (2)This charge decreases over time. Please see CHOOSING A SHARE
         CLASS -- ABOUT INVESTOR B SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (3)This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see CHOOSING A SHARE CLASS -- ABOUT INVESTOR C SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (4)The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (5)These fees and expenses and the example below include the Fund's portion of the fees and expenses deducted from the assets of the Master Portfolio.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE

      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INVESTOR A SHARES                       $706     $982     $1,278     $2,119



         INVESTOR B SHARES                       $714     $961     $1,334     $2,250



         INVESTOR C SHARES                       $314     $661     $1,134     $2,441

If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INVESTOR B SHARES                       $214     $661     $1,134     $2,250



         INVESTOR C SHARES                       $214     $661     $1,134     $2,441

NATIONS MIDCAP GROWTH FUND

--------------------------------------------------------------------------------

ABOUT THE ADVISER

BACAP IS THIS FUND'S ADVISER. BACAP'S SMALL&MIDCAP GROWTH STRATEGIES TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.




 YOU'LL FIND MORE ABOUT BACAP ON PAGE 87.

WHAT IS A MIDCAP GROWTH FUND?

A MIDCAP GROWTH FUND INVESTS IN MEDIUM-SIZED COMPANIES WHOSE EARNINGS ARE EXPECTED TO GROW OR TO CONTINUE GROWING. THESE COMPANIES MAY BE EXPANDING IN EXISTING MARKETS, ENTERING INTO NEW MARKETS, DEVELOPING NEW PRODUCTS OR INCREASING THEIR PROFIT MARGINS BY GAINING MARKET SHARE OR STREAMLINING THEIR OPERATIONS.

THESE COMPANIES CAN HAVE BETTER POTENTIAL FOR RAPID EARNINGS THAN LARGER COMPANIES. THEY MAY, HOWEVER, HAVE A HARDER TIME SECURING FINANCING AND MAY BE MORE SENSITIVE TO A SETBACK IN SALES THAN LARGER, MORE ESTABLISHED COMPANIES.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks long-term capital growth by investing primarily in equity securities.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   Under normal circumstances, the Fund will invest at least 80% of its assets in
                   U.S. companies whose market capitalizations are within the range of companies within the Russell MidCap Growth Index and that are believed to have the potential for long-term growth. The Fund generally holds securities of between
                   75 and 130 issuers.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The team identifies stocks using a disciplined process based on the fundamental analysis of the overall economy, industry conditions, and the financial situation and management of each company. It generates ideas from:

  - company meetings/conferences

  - independent industry analysis

  - quantitative analysis

  - Wall Street (brokerage) research

The team then conducts a rigorous qualitative analysis of each company being considered for investment. This involves, among other things:

  - gaining an in-depth understanding of the company's business

  - evaluating the company's growth potential, risks and competitive strengths

  - discussing its growth strategy with company management

  - validating the growth strategy with external research

The team will only invest in a company when its stock price is attractive relative to its forecasted growth.

In actively managing the portfolio, the team considers the characteristics of the Russell MidCap Growth Index as a general baseline. The index characteristics evaluated by the team include risk and sector diversification, as well as individual securities holdings.

The team may sell a security when its price reaches a target set by the team, if the company's growth prospects are deteriorating, when the team believes other investments are more attractive, or for other reasons.

The team may use various strategies, consistent with the Fund's investment objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the team:

  - may limit the number of buy and sell transactions it makes

  - may try to sell shares that have the lowest tax burden on shareholders

  - may offset capital gains by selling securities to realize a capital loss

While the Fund may try to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Nations MidCap Growth Fund has the following risks:

      - INVESTMENT STRATEGY RISK -- The team chooses stocks that it believes have the potential for superior long-term growth. There is a risk that the value of these investments will not rise as high as the team expects, or will fall.

      - STOCK MARKET RISK -- The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - TECHNOLOGY AND TECHNOLOGY-RELATED RISK -- The Fund may invest in technology and technology-related companies, which can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*

      The bar chart shows you how the performance of the Fund's Investor A Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                1993     1994     1995     1996     1997     1998     1999     2000     2001
                ----     ----     ----     ----     ----     ----     ----     ----     ----
               11.66%    0.39%   29.71%   18.32%   20.48%    3.30%   43.45%   14.30%   -20.18%



               *Year-to-date return as of June 30, 2002:  -26.76%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD


         BEST: 4TH QUARTER 1999:           32.63%
         WORST: 3RD QUARTER 2001:         -30.72%

--------------------------------------------------------------------------------

THE FUND'S RETURNS IN THIS TABLE REFLECT SALES CHARGES, IF ANY. SHARE CLASS RETURNS MAY VARY BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES. THE RETURNS SHOWN FOR THE INDEX DO NOT REFLECT SALES CHARGES, FEES, BROKERAGE COMMISSIONS, TAXES OR OTHER EXPENSES OF INVESTING.

--------------------------------------------------------------------------------


      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001

      The table shows the Fund's Investor A Shares' average annual total returns
      (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The actual after-tax returns for an investor would depend on the investor's tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or retirement accounts. The table also shows the average annual total return before taxes for Investor B Shares and Investor C Shares of the Fund, however, it does not show after-tax returns for those classes and those classes' after-tax returns each will vary from the after-tax returns shown for the Investor A Shares of the Fund. The table also shows the returns for each period for the Russell MidCap Growth Index, an unmanaged index which measures the performance of those Russell MidCap Index companies with lower price-to-book ratios and forecasted growth values. Prior to August 1, 2002, the Fund compared its performance to the S&P MidCap 400, an unmanaged index of 400 domestic stocks chosen for market size, liquidity and industry representation. The Fund changed the index to which it compares its performance because the Russell MidCap Growth Index is considered a more appropriate comparison. The indices are weighted by market value, are not available for investment and do not reflect fees, brokerage commissions, taxes or other expenses of investing.

                                                                           LIFE OF
                                                       1 YEAR    5 YEARS    FUND*
         INVESTOR A SHARES RETURNS BEFORE TAXES        -24.76%    8.95%    11.90%



         INVESTOR A SHARES RETURNS AFTER TAXES ON
           DISTRIBUTIONS                               -24.76%    6.54%     9.45%



         INVESTOR A SHARES RETURNS AFTER TAXES ON
           DISTRIBUTIONS AND SALE OF FUND SHARES       -15.08%    7.02%     9.27%



         INVESTOR B SHARES RETURNS BEFORE TAXES        -24.78%    9.16%    12.55%



         INVESTOR C SHARES RETURNS BEFORE TAXES        -21.62%    9.50%    11.90%



         RUSSELL MIDCAP GROWTH INDEX (REFLECTS NO
           DEDUCTIONS FOR FEES, EXPENSES OR TAXES)     -20.15%    9.02%    11.50%



         S&P MIDCAP 400 (REFLECTS NO DEDUCTIONS FOR
           FEES, EXPENSES OR TAXES)                     -0.62%   16.11%    15.63%

      *THE INCEPTION DATES OF INVESTOR A SHARES, INVESTOR B SHARES AND INVESTOR
       C SHARES ARE DECEMBER 10, 1992, JUNE 7, 1993 AND DECEMBER 18, 1992, RESPECTIVELY. THE RETURNS FOR THE INDICES SHOWN ARE FROM INCEPTION OF INVESTOR A SHARES.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES YOU PAY DIRECTLY, AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

         SHAREHOLDER FEES                           Investor A   Investor B   Investor C
         (Fees paid directly from your investment)    Shares       Shares       Shares
         Maximum sales charge (load) imposed on
           purchases, as a % of offering price        5.75%         none         none



         Maximum deferred sales charge (load) as a
           % of the lower of the original purchase
           price or net asset value                 none   (1)     5.00%(2)     1.00%(3)



         ANNUAL FUND OPERATING EXPENSES(4)
         (Expenses that are deducted from the Fund's assets)



         Management fees                              0.65%        0.65%        0.65%



         Distribution (12b-1) and shareholder
           servicing fees                             0.25%        1.00%        1.00%



         Other expenses                               0.32%        0.32%        0.32%
                                                       -------      -------      -------



         Total annual Fund operating expenses         1.22%        1.97%        1.97%
                                                       =======      =======      =======

      (1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see CHOOSING A SHARE CLASS -- ABOUT INVESTOR A SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (2)This charge decreases over time. Please see CHOOSING A SHARE
         CLASS -- ABOUT INVESTOR B SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (3)This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see CHOOSING A SHARE CLASS -- ABOUT INVESTOR C SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (4)The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE

      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INVESTOR A SHARES                       $692     $941     $1,208     $1,970



         INVESTOR B SHARES                       $700     $918     $1,262     $2,102



         INVESTOR C SHARES                       $300     $618     $1,062     $2,296

      If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INVESTOR B SHARES                       $200     $618     $1,062     $2,102



         INVESTOR C SHARES                       $200     $618     $1,062     $2,296

NATIONS MARSICO 21ST CENTURY FUND

--------------------------------------------------------------------------------

ABOUT THE SUB-ADVISER

THE FUND DOES NOT HAVE ITS OWN INVESTMENT ADVISER OR SUB-ADVISER BECAUSE IT'S A "FEEDER FUND." A FEEDER FUND TYPICALLY INVESTS ALL OF ITS ASSETS IN ANOTHER FUND, WHICH IS CALLED A "MASTER PORTFOLIO." MASTER PORTFOLIO AND FUND ARE SOMETIMES USED INTERCHANGEABLY.

BA ADVISORS IS THE MASTER PORTFOLIO'S INVESTMENT ADVISER, AND MARSICO CAPITAL IS ITS SUB-ADVISER. JAMES A. HILLARY IS ITS PORTFOLIO MANAGER AND MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE MASTER PORTFOLIO.




 YOU'LL FIND MORE ABOUT MARSICO CAPITAL AND MR. HILLARY ON PAGE 88.

WHAT IS A MULTI-CAP FUND?

A MULTI-CAP FUND INVESTS IN COMPANIES ACROSS THE CAPITALIZATION SPECTRUM -- SMALL, MEDIUM-SIZED AND LARGE COMPANIES. AS A MULTI-CAP FUND, THIS FUND MAY INVEST IN LARGE, ESTABLISHED AND WELL-KNOWN U.S. AND FOREIGN COMPANIES, AS WELL AS SMALL, NEW AND RELATIVELY UNKNOWN COMPANIES THAT ARE BELIEVED TO HAVE THE POTENTIAL TO GROW SIGNIFICANTLY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks long-term growth of capital

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund invests all of its assets in Nations Marsico 21st Century Master
                   Portfolio (the Master Portfolio). The Master Portfolio has the same investment objective as the Fund

The Master Portfolio is an aggressive growth fund that primarily invests in equity securities of companies of any capitalization size. The Master Portfolio will focus on paradigm shifting technologies and companies seeking to take advantage of technological innovations in the way business is conducted. The Master Portfolio may invest without limit in foreign securities.

The Master Portfolio also may invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Marsico Capital uses an approach that combines "top-down" economic analysis with "bottom-up" stock selection. The "top-down" approach takes into consideration such macroeconomic factors as interest rates, inflation, the regulatory environment and the global competitive landscape. In addition, Marsico Capital also examines such factors as the most attractive global investment opportunities, industry consolidation and the sustainability of economic trends. As a result of the "top-down" analysis, Marsico Capital identifies sectors, industries and companies which it believes should benefit from the overall trends that Marsico Capital has observed.

Marsico Capital then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company is suitable for investment, Marsico Capital focuses on a number of different attributes including the company's specific market expertise or dominance, its franchise durability and pricing power, solid fundamentals (strong balance sheet, improving returns on equity, ability to generate free cash flow), strong management and reasonable valuations in the context of projected growth rates.

As part of this fundamental, "bottom-up" research, Marsico Capital may visit with various levels of a company's management as well as with its customers, suppliers and competitors. Marsico Capital also prepares detailed earnings and cash flow models of companies. These models permit Marsico Capital to project earnings growth and other important characteristics under different scenarios. Each model is customized to follow a particular company and is intended to replicate and describe a company's past, present and future performance. The models are comprised of quantitative information and detailed narratives that reflect updated interpretations of corporate data.

Marsico Capital may sell a security when it believes there is a deterioration in the company's financial situation, the security is overvalued, when there is a negative development in the company's competitive, regulatory or economic environment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Nations Marsico 21st Century Fund has the following risks:

      - INVESTMENT STRATEGY RISK -- There is a risk that the value of the Master Portfolio's investments will not rise as high as Marsico Capital expects, or will fall.

      - STOCK MARKET RISK -- The value of any stocks the Master Portfolio holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - SMALL COMPANY RISK -- Stocks of smaller companies tend to have greater price swings than stocks of larger companies because they trade less frequently and in lower volumes. These securities may have a higher potential for gains but also carry more risk.

      - TECHNOLOGY AND TECHNOLOGY-RELATED RISK -- The Master Portfolio may invest in technology and technology-related companies, which can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

      - FOREIGN INVESTMENT RISK -- Because the Master Portfolio may invest without limitation in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including withholding taxes, also may apply to some foreign investments.

      - INVESTING IN THE MASTER PORTFOLIO -- Other mutual funds and eligible investors can buy shares in the Master Portfolio. All investors in the Master Portfolio invest under the same terms and conditions as the Fund and pay a proportionate share of the Master Portfolio's expenses. Other feeder funds that invest in the Master Portfolio may have different share prices and returns than the Fund because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.

        The Fund could withdraw its entire investment from the Master Portfolio if it believes it's in the best interests of the Fund to do so (for example, if the Master Portfolio changed its investment objective). It is unlikely that this would happen, but if it did, the Fund's portfolio could be less diversified and therefore less liquid, and expenses could increase. The Fund might also have to pay brokerage, tax or other charges.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*

      The bar chart shows you how the performance of the Fund's Investor A Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                2001
                ----
               -18.64%



               *Year-to-date return as of June 30, 2002:  1.44%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD


         BEST: 4TH QUARTER 2001:           16.84%
         WORST: 3RD QUARTER 2001:         -18.96%

--------------------------------------------------------------------------------

THE FUND'S RETURNS IN THIS TABLE REFLECT SALES CHARGES, IF ANY. SHARE CLASS RETURNS MAY VARY BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES. THE RETURNS SHOWN FOR THE INDEX DO NOT REFLECT SALES CHARGES, FEES, BROKERAGE COMMISSIONS, TAXES OR OTHER EXPENSES OF INVESTING.

--------------------------------------------------------------------------------


      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001

      The table shows the Fund's Investor A Shares' average annual returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The actual after-tax returns for an investor would depend on the investor's tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or retirement accounts. The table also shows the average annual total return before taxes for Investor B Shares and Investor C Shares of the Fund, however, it does not show after-tax returns for those classes and those classes' after-tax returns each will vary from the after-tax returns shown for the Investor A Shares of the Fund. The table also shows the returns for each period for the S&P 500, an unmanaged index of 500 widely held common stocks,weighted by market capitalization. The S&P 500 is not available for investment and does not reflect fees, brokerage commissions, taxes or other expenses of investing.

                                                                         LIFE OF
                                                               1 YEAR     FUND*
         INVESTOR A SHARES RETURNS BEFORE TAXES                -23.31%   -21.80%



         INVESTOR A SHARES RETURNS AFTER TAXES ON
           DISTRIBUTIONS                                       -23.31%   -21.80%



         INVESTOR A SHARES RETURNS AFTER TAXES ON
           DISTRIBUTIONS AND SALE OF FUND SHARES               -14.20%   -17.11%



         INVESTOR B SHARES RETURNS BEFORE TAXES                -23.26%   -21.56%



         INVESTOR C SHARES RETURNS BEFORE TAXES                -20.03%   -19.68%



         S&P 500 (REFLECTS NO DEDUCTIONS FOR FEES, EXPENSES
           OR TAXES)                                           -11.88%   -13.04%

      *THE INCEPTION DATE OF INVESTOR A SHARES, INVESTOR B SHARES AND INVESTOR C
       SHARES IS APRIL 10, 2000. THE RETURN FOR THE INDEX SHOWN IS FROM THAT
       DATE.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES YOU PAY DIRECTLY, AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund

         SHAREHOLDER FEES                           Investor A   Investor B   Investor C
         (Fees paid directly from your investment)    Shares       Shares       Shares
         Maximum sales charge (load) imposed on
           purchases, as a % of offering price        5.75%         none         none



         Maximum deferred sales charge (load) as a
           % of the lower of the original purchase
           price or net asset value                    none(1)     5.00%(2)     1.00%(3)



         ANNUAL FUND OPERATING EXPENSES(4)
         (Expenses that are deducted from the Fund's assets)(5)



         Management fees                              0.75%        0.75%        0.75%



         Distribution (12b-1) and shareholder
           servicing fees                             0.25%        1.00%        1.00%



         Other expenses                               0.62%        0.62%        0.62%
                                                       -------      -------      -------



         Total annual Fund operating expenses         1.62%        2.37%        2.37%
                                                       =======      =======      =======

      (1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see CHOOSING A SHARE CLASS -- ABOUT INVESTOR A SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (2)This charge decreases over time. Please see CHOOSING A SHARE
         CLASS -- ABOUT INVESTOR B SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (3)This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see CHOOSING A SHARE CLASS -- ABOUT INVESTOR C SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (4)The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted as necessary, to reflect current service provider fees.

      (5)These fees and expenses and the example below include the Fund's portion of the fees and expenses deducted from the assets of the Master Portfolio.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE

      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INVESTOR A SHARES                       $730    $1,058    $1,407     $2,390



         INVESTOR B SHARES                       $740    $1,039    $1,465     $2,520



         INVESTOR C SHARES                       $340      $739    $1,265     $2,706

      If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INVESTOR B SHARES                       $240     $739     $1,265     $2,520



         INVESTOR C SHARES                       $240     $739     $1,265     $2,706

NATIONS SMALLCAP VALUE FUND

--------------------------------------------------------------------------------

ABOUT THE SUB-ADVISER

THE FUND DOES NOT HAVE ITS OWN INVESTMENT ADVISER OR SUB-ADVISER BECAUSE IT'S A "FEEDER FUND." A FEEDER FUND TYPICALLY INVESTS ALL OF ITS ASSETS IN ANOTHER FUND, WHICH IS CALLED A "MASTER PORTFOLIO." MASTER PORTFOLIO AND FUND ARE SOMETIMES USED INTERCHANGEABLY.

BA ADVISORS IS THE MASTER PORTFOLIO'S INVESTMENT ADVISER, AND BACAP IS ITS SUB-ADVISER. BACAP'S VALUE STRATEGIES TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE MASTER PORTFOLIO.




 YOU'LL FIND MORE ABOUT BACAP ON PAGE 87.

WHAT IS VALUE INVESTING?

VALUE INVESTING MEANS LOOKING FOR "UNDERVALUED' COMPANIES -- QUALITY COMPANIES THAT MAY BE CURRENTLY OUT OF FAVOR AND SELLING AT A REDUCED PRICE, BUT THAT HAVE GOOD POTENTIAL TO INCREASE IN VALUE.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks long-term growth of capital by investing in companies believed to be undervalued.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund invests all of its assets in Nations SmallCap Value Master Portfolio
                   (the Master Portfolio). The Master Portfolio has the same investment objective as the Fund.

The Master Portfolio normally invests at least 80% of its assets in equity securities of U.S. companies whose market capitalizations are within the range of the companies within the Russell 2000 Value Index and that are believed to have the potential for long-term growth of capital. The Master Portfolio may also invest in real estate investment trusts.

The Master Portfolio may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The management team uses a three prong approach, combining fundamental and quantitative analysis with risk management to identify value opportunities and construct the portfolio. The management team looks at, among other things:

  - fundamentally sound businesses that are believed to be attractively priced due to investor indifference or unpopularity

  - various measures of relative valuation, including price to cash flow, price to earnings, price to sales and price to book. The team believes that companies with lower relative valuation are generally more likely to provide better opportunities for capital appreciation

  - a company's current operating margins relative to its historic range

  - indicators of potential stock price appreciation. These could take the form of anticipated earnings growth, company restructuring, changes in management, new product opportunities, business model changes, or other anticipated improvements in micro and macroeconomic factors.

Additionally, the management team uses analytical tools to actively monitor the risk profile of the portfolio.

The team may sell a security when its price reaches a target set by the team, if there is a deterioration in the company's financial situation, when the team believes other investments are more attractive, or for other reasons.

The team may use various strategies, consistent with the Master Portfolio's investment objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the team:

  - may limit the number of buy and sell transactions it makes

  - may try to sell shares that have the lowest tax burden on shareholders

  - may offset capital gains by selling securities to realize a capital loss

While the Fund may try to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS PORTFOLIO IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Nations SmallCap Value Fund has the following risks:

      - INVESTMENT STRATEGY RISK -- The team chooses stocks it believes are undervalued with the expectation that they will rise in value. There is a risk that the value of these investments will not rise as high or as quickly as the team expects, or will fall.

      - STOCK MARKET RISK -- The value of the stocks the Master Portfolio holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - SMALL COMPANY RISK -- Stocks of small companies tend to have greater price swings than stocks of larger companies because they trade less frequently and in lower volumes. These securities may have a higher potential for gains but also carry more risk.

      - REAL ESTATE INVESTMENT TRUST RISK -- Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry.

      - INVESTING IN THE MASTER PORTFOLIO -- Other mutual funds and eligible investors can buy shares in the Master Portfolio. All investors in the Master Portfolio invest under the same terms and conditions as the Fund and pay a proportionate share of the Master Portfolio's expenses. Other feeder funds that invest in the Master Portfolio may have different share prices and returns than the Fund because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.

      The Fund can withdraw its entire investment from the Master Portfolio if it believes it's in the best interest of the Fund to do so (for example, if the Master Portfolio changed its investment objective). It is unlikely that this would happen, but if it did, the Fund's portfolio could be less diversified and therefore less liquid, and expenses could increase. The Fund might also have to pay brokerage, tax or other charges.

(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES YOU PAY DIRECTLY, AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

         SHAREHOLDER FEES                           Investor A   Investor B   Investor C
         (Fees paid directly from your investment)    Shares       Shares       Shares
         Maximum sales charge (load) imposed on
           purchases, as a % of offering price        5.75%         none         none



         Maximum deferred sales charge (load) as a
           % of the lower of the original purchase
           price or net asset value                 none    (1)    5.00% (2)    1.00% (3)



         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from the Fund's assets)(4)



         Management fees                              0.90%        0.90%        0.90%



         Distribution (12b-1) and shareholder
           servicing fees                             0.25%        1.00%        1.00%



         Other expenses(5)                            0.48%        0.48%        0.48%
                                                       -------      -------      -------



         Total annual Fund operating expenses         1.63%        2.38%        2.38%



         Fee waivers and/or reimbursements           (0.08)%      (0.08)%      (0.08)%
                                                       -------      -------      -------



         Total net expenses(6)                        1.55%        2.30%        2.30%
                                                       =======      =======      =======

      (1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see CHOOSING A SHARE CLASS -- ABOUT INVESTOR A SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (2)This charge decreases over time. Please see CHOOSING A SHARE
         CLASS -- ABOUT INVESTOR B SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (3)This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see CHOOSING A SHARE CLASS -- ABOUT INVESTOR C SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (4)These fees and expenses and the examples below include the Fund's portion of the fees and expenses deducted from the Master Portfolio.

      (5)Other expenses are based on estimates for the current fiscal year.

      (6)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2003. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these limitations will continue. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitations in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE

      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2003 and are not reflected in the 3 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  1 YEAR   3 YEARS
         INVESTOR A SHARES                                         $724    $1,053



         INVESTOR B SHARES                                         $733    $1,035



         INVESTOR C SHARES                                         $333      $735

      If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                                                                  1 YEAR   3 YEARS
         INVESTOR B SHARES                                         $233     $735



         INVESTOR C SHARES                                         $233     $735

NATIONS SMALL COMPANY FUND

--------------------------------------------------------------------------------

ABOUT THE SUB-ADVISER

BACAP IS THIS FUND'S SUB-ADVISER. BACAP'S SMALLCAP STRATEGIES TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.




 YOU'LL FIND MORE ABOUT BACAP ON PAGE 87.

WHY INVEST IN A SMALL COMPANY FUND?

A SMALL COMPANY FUND INVESTS IN SMALLER COMPANIES WITH PROMISING PRODUCTS OR THAT ARE OPERATING IN A DYNAMIC FIELD. THESE COMPANIES CAN HAVE STRONGER POTENTIAL FOR RAPID EARNINGS GROWTH THAN LARGER COMPANIES. THEY MAY, HOWEVER, HAVE A HARDER TIME SECURING FINANCING AND MAY BE MORE SENSITIVE TO A SETBACK THAN LARGER, MORE ESTABLISHED COMPANIES.

THE TEAM LOOKS FOR COMPANIES WHOSE EARNINGS ARE GROWING QUICKLY, AND WHOSE SHARE PRICES ARE REASONABLY VALUED.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks long-term capital growth by investing primarily in equity securities.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   Under normal circumstances, the Fund will invest at least 80% of its assets in companies with a market capitalization of $2 billion or less. The Fund usually holds 75 to 130 equity securities.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The team identifies stocks using a disciplined process based on the fundamental analysis of the overall economy, industry conditions, and the financial situation and management of each company. It generates ideas from:

  - company meetings/conferences

  - independent industry analysis

  - quantitative analysis

  - Wall Street (brokerage) research

The team then conducts a rigorous qualitative analysis of each company being considered for investment. This involves, among other things:

  - gaining an in-depth understanding of the company's business

  - evaluating the company's growth potential, risks and competitive strengths

  - discussing its growth strategy with company management

  - validating the growth strategy with external research

The team will only invest in a company when its stock price is attractive relative to its forecasted growth.

The team may sell a security when its price reaches a target set by the team, if the company's growth prospects are deteriorating, when the team believes other investments are more attractive, or for other reasons.

The team may use various strategies, consistent with the Fund's investment objective, to try to reduce the amount of capital gains distributed to shareholders. For example, the team:

  - may limit the number of buy and sell transactions it makes

  - may try to sell shares that have the lowest tax burden on shareholders

  - may offset capital gains by selling securities to realize a capital loss

While the Fund may try to manage its capital gain distributions, it will not be able to completely avoid making taxable distributions. These strategies also may be affected by changes in tax laws and regulations, or by court decisions.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Nations Small Company Fund has the following risks:

      - INVESTMENT STRATEGY RISK -- The team chooses stocks that it believes have the potential for long-term growth. There is a risk that the value of these investments will not rise as high as the team expects, or will fall.

      - SMALL COMPANY RISK -- Stocks of small companies tend to have greater price swings than stocks of larger companies because they trade less frequently and in lower volumes. These securities may have a higher potential for gains but also carry more risk.

      - STOCK MARKET RISK -- The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - TECHNOLOGY AND TECHNOLOGY-RELATED RISK -- The Fund may invest in technology and technology-related companies, which can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*

      The bar chart shows you how the performance of the Fund's Investor A Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                1996     1997     1998     1999     2000     2001
                ----     ----     ----     ----     ----     ----
               19.92%   19.47%    1.22%   54.51%   -1.83%   -12.22%



               *Year-to-date return as of June 30, 2002:  -12.48%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD


         BEST: 4TH QUARTER 1999:                                        43.14%
         WORST: 3RD QUARTER 1998:                                      -25.80%

--------------------------------------------------------------------------------

THE FUND'S RETURNS IN THIS TABLE REFLECT SALES CHARGES, IF ANY. SHARE CLASS RETURNS MAY VARY BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES. THE RETURNS SHOWN FOR THE INDICES DO NOT REFLECT SALES CHARGES, FEES, BROKERAGE COMMISSIONS, TAXES OR OTHER EXPENSES OF INVESTING.

--------------------------------------------------------------------------------


      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001

      The table shows the Fund's Investor A Shares' average annual total returns
      (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The actual after-tax returns for an investor would depend on the investor's tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or retirement accounts. The table also shows the average annual total return before taxes for Investor B Shares and Investor C Shares of the Fund, however, it does not show after-tax returns for those classes and those classes' after-tax returns each will vary from the after-tax returns shown for the Investor A Shares of the Fund. The table also shows the returns for each period for the Russell 2000 Growth Index, an index comprised of securities in the Russell 2000 Index, which is a measure of small company performance, with a greater than average growth orientation. The index is unmanaged, weighted by market capitalization, is not available for investment and does not reflect fees, brokerage commissions, taxes or other expenses of investing.

                                                                            LIFE OF
                                                        1 YEAR    5 YEARS    FUND*
         INVESTOR A SHARES RETURNS BEFORE TAXES         -17.27%    8.69%    10.18%



         INVESTOR A SHARES RETURNS AFTER TAXES ON
           DISTRIBUTIONS                                -17.27%    7.40%     9.03%



         INVESTOR A SHARES RETURNS AFTER TAXES ON
           DISTRIBUTIONS AND SALE OF FUND SHARES        -10.52%    6.92%     8.24%



         INVESTOR B SHARES RETURNS BEFORE TAXES         -17.21%    8.94%    10.54%



         INVESTOR C SHARES RETURNS BEFORE TAXES         -13.73%     --       4.65%



         RUSSELL 2000 GROWTH INDEX (REFLECTS NO
           DEDUCTIONS FOR FEES, EXPENSES OR TAXES)       -9.23%    2.87%     4.54%

      *THE INCEPTION DATES OF INVESTOR A SHARES, INVESTOR B SHARES AND INVESTOR
       C SHARES ARE DECEMBER 12, 1995, DECEMBER 12, 1995 AND SEPTEMBER 22, 1997, RESPECTIVELY. THE RETURNS FOR THE INDICES SHOWN ARE FROM INCEPTION OF INVESTOR A SHARES.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES YOU PAY DIRECTLY, AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

         SHAREHOLDER FEES                           Investor A   Investor B   Investor C
         (Fees paid directly from your investment)    Shares       Shares       Shares
         Maximum sales charge (load) imposed on
           purchases, as a % of offering price        5.75%         none         none



         Maximum deferred sales charge (load) as a
           % of the lower of the original purchase
           price or net asset value                    none (1)    5.00% (2)    1.00% (3)



         ANNUAL FUND OPERATING EXPENSES(4)
         (Expenses that are deducted from the Fund's assets)



         Management fees                              0.90%        0.90%        0.90%



         Distribution (12b-1) and shareholder
           servicing fees                             0.25%        1.00%        1.00%



         Other expenses                               0.32%        0.32%        0.32%
                                                       -------      -------      -------



         Total annual Fund operating expenses         1.47%        2.22%        2.22%



         Fee waivers and/or reimbursements           (0.07)%      (0.07)%      (0.07)%
                                                       -------      -------      -------



         Total net expenses(5)                        1.40%        2.15%        2.15%
                                                       =======      =======      =======

      (1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see CHOOSING A SHARE CLASS -- ABOUT INVESTOR A SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (2)This charge decreases over time. Please see CHOOSING A SHARE
         CLASS -- ABOUT INVESTOR A SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (3)This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see CHOOSING A SHARE CLASS -- ABOUT INVESTOR A SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (4)The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (5)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2003. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these limitations will continue. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitations in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE

      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2003 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INVESTOR A SHARES                       $709    $1,007    $1,327     $2,229



         INVESTOR B SHARES                       $718      $988    $1,383     $2,360



         INVESTOR C SHARES                       $318      $688    $1,183     $2,549

      If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INVESTOR B SHARES                       $218     $688     $1,183     $2,360



         INVESTOR C SHARES                       $218     $688     $1,183     $2,549

NATIONS FINANCIAL SERVICES FUND

--------------------------------------------------------------------------------

ABOUT THE SUB-ADVISER

BACAP IS THIS FUND'S SUB-ADVISER. BACAP'S GROWTH STRATEGIES TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.




 YOU'LL FIND MORE ABOUT BACAP ON PAGE 87.

WHAT DOES A FINANCIAL SERVICES FUND INVEST IN?

THE FINANCIAL SERVICES INDUSTRY INCLUDES BANKS, BROKERAGE FIRMS, ASSET MANAGEMENT FIRMS, INSURANCE COMPANIES AND TRANSACTION PROCESSING COMPANIES, AMONG OTHERS.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks growth of capital.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund normally invests at least 80% of its assets in equity securities of companies that are principally engaged in the financial services industry. The
                   Fund, which is non-diversified, generally holds 40 to 60 securities. It may invest without limitation in foreign securities.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The team identifies stocks using a disciplined analytical process. Starting with a universe of companies across the entire financial sector, the team assesses the investment potential of these companies by evaluating each company's relative competitive position in the industry.

The team believes that this analysis identifies companies with favorable long-term growth potential, competitive advantages and sensible business strategies.

The team then uses quantitative analysis to decide when to invest, evaluating each company's earnings trends and stock valuations, among other things, to try to determine when it's reasonably valued.

In managing the portfolio, the team places an emphasis on companies believed to exhibit certain characteristics, such as companies that:

  - are increasing their revenues along with their earnings

  - can grow their revenues and earnings in a variety of interest rate environments

  - have both marketing expertise and superior technology

The team may sell a security when it believes there is a deterioration in the company's financial situation, the security is overvalued, when there is a negative development in the company's competitive, regulatory or economic environment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Nations Financial Services Fund has the following risks:

      - INVESTMENT STRATEGY RISK -- The team chooses stocks that it believes have the potential for long-term growth. There is a risk that the value of the Fund's investments will not rise as high as the team expects, or will fall.

      - HOLDING FEWER INVESTMENTS -- The Fund is considered to be non-diversified because it may hold fewer investments than other kinds of equity funds. This increases the risk that its value could go down significantly if even only one of its investments performs poorly. The value of the Fund will tend to have greater price swings than the value of more diversified equity funds. The Fund may become a diversified fund by limiting the investments in which more than 5% of its total assets are invested.

      - STOCK MARKET RISK -- The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - CONCENTRATION RISK -- The Fund concentrates its investments in financial services companies and will be subject to the risks affecting the financial services industry generally. Legislative and regulatory developments may significantly affect this industry and consequently may subject the Fund's investments to greater market fluctuations. In addition, the Federal Reserve may adjust interest rates which can have a significant impact upon the profitability of financial services companies, and a corresponding impact upon the value of the Fund's investment.

      - FOREIGN INVESTMENT RISK -- Because the Fund may invest without limitation in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including withholding taxes, also may apply to some foreign investments.

(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.


--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES YOU PAY DIRECTLY, AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

         SHAREHOLDER FEES                           Investor A   Investor B   Investor C
         (Fees paid directly from your investment)    Shares       Shares       Shares
         Maximum sales charge (load) imposed on
           purchases, as a % of offering price        5.75%         none         none



         Maximum deferred sales charge (load) as a
           % of the lower of the original purchase
           price or net asset value                 none    (1)    5.00% (2)    1.00% (3)



         ANNUAL FUND OPERATING EXPENSES(4)
         (Expenses that are deducted from the Fund's assets)



         Management fees                              0.75%        0.75%        0.75%



         Distribution (12b-1) and shareholder
           servicing fees                             0.25%        1.00%        1.00%



         Other expenses                               3.02%        3.02%        3.02%
                                                       -------      -------      -------



         Total annual Fund operating expenses         4.02%        4.77%        4.77%



         Fee waivers and/or reimbursements           (2.47)%      (2.47)%      (2.47)%
                                                       -------      -------      -------



         Total net expenses(5)                        1.55%        2.30%        2.30%
                                                       =======      =======      =======

      (1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see CHOOSING A SHARE CLASS -- ABOUT INVESTOR A SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (2)This charge decreases over time. Please see CHOOSING A SHARE
         CLASS -- ABOUT INVESTOR B SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (3)This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see CHOOSING A SHARE CLASS -- ABOUT INVESTOR C SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (4)The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted as necessary, to reflect current service provider fees.

      (5)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2003. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these limitations will continue. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitations in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE

      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2003 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INVESTOR A SHARES                       $724    $1,517    $2,326     $4,418



         INVESTOR B SHARES                       $733    $1,515    $2,402     $4,537



         INVESTOR C SHARES                       $333    $1,215    $2,202     $4,688

      If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INVESTOR B SHARES                       $233    $1,215    $2,202     $4,537



         INVESTOR C SHARES                       $233    $1,215    $2,202     $4,688

Other important information
(LINE GRAPH GRAPHIC)

You'll find specific information about each Fund's principal investments, strategies and risks in the descriptions starting on page 6. The following are some other risks and information you should consider before you invest:

      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of any Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds which invest in individual securities, a "feeder fund" invests all of its assets in another fund called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        Each Fund that is not already a feeder fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a Fund becomes a feeder fund it will have the additional risks of investing in a master portfolio.

      - HOLDING OTHER KINDS OF INVESTMENTS -- The Funds may hold investments that aren't part of their principal investment strategies. Please refer to the SAI for more information. The portfolio managers or management team can also choose not to invest in specific securities described in this prospectus and in the SAI.

      - INVESTMENT IN NATIONS MONEY MARKET FUNDS -- To seek to achieve a return on uninvested cash or for other reasons, the Funds may invest their assets in Nations Money Market Funds. BA Advisors and its affiliates are entitled to receive fees from the Nations Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Funds for services provided directly. BA Advisors may waive fees which it is entitled to receive from either the Nations Money Market Funds or the Funds.

      - FOREIGN INVESTMENT RISK -- Funds that invest in foreign securities may be affected by changes in currency exchange rates and the costs of converting currencies; foreign government controls on foreign investment, repatriation of capital, and currency and exchange; foreign taxes; inadequate supervision and regulation of some foreign markets; difficulty selling some investments, which may increase volatility; different settlement practices or delayed settlements in some markets; difficulty getting complete or accurate information about foreign companies; less strict accounting, auditing and financial reporting standards than those in the U.S.; political, economic or social instability; and difficulty enforcing legal rights outside the U.S. If a Fund invests in emerging markets there may be other risks involved, such as those of immature economies and less developed and more thinly traded securities markets.

      - INVESTING DEFENSIVELY -- A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.

      - SECURITIES LENDING PROGRAM -- A Fund may lend portfolio securities to approved broker-dealers or other financial institutions on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, investment sub-advisory, co-administration, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Nations Funds where permitted by law or regulation, and may receive compensation in that capacity.

      - PORTFOLIO TURNOVER -- A Fund that replaces -- or turns over -- more than 100% of its investments in a year is considered to trade frequently. Frequent trading can result in larger distributions of short-term capital gains to shareholders. When distributed these gains are taxable to shareholders as ordinary income, which generally are taxed at higher rates than long-term capital gains. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns. The Funds generally buy securities for capital appreciation, investment income, or both, and don't engage in short-term trading. The annual portfolio turnover rate for Nations SmallCap Value Master Portfolio is expected to be no more than 100%. You'll find the portfolio turnover rate for each other Fund in FINANCIAL HIGHLIGHTS.

How the Funds are managed

(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

BANK OF AMERICA ADVISORS, LLC

ONE BANK OF AMERICA PLAZA
CHARLOTTE, NORTH CAROLINA 28255

--------------------------------------------------------------------------------


INVESTMENT ADVISER

BA Advisors is the investment adviser to over 70 mutual fund portfolios in the Nations Funds Family, including the Funds described in this prospectus.

BA Advisors is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.

Nations Funds pays BA Advisors an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. BA Advisors uses part of this money to pay investment sub-advisers for the services they provide to each Fund.

BA Advisors has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2003. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that BA Advisors will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees BA Advisors can receive, along with the actual advisory fees it received during the Funds' last fiscal year, after waivers and/or reimbursements:

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS


                                                                         ACTUAL FEE
                                                            MAXIMUM       PAID LAST
                                                          ADVISORY FEE   FISCAL YEAR
  NATIONS CONVERTIBLE SECURITIES FUND                        0.65%          0.65%



  NATIONS ASSET ALLOCATION FUND                              0.65%          0.65%



  NATIONS CLASSIC VALUE FUND                                 0.65%         N/A



  NATIONS VALUE FUND                                         0.65%          0.65%



  NATIONS LARGECAP VALUE FUND                                0.65%         N/A



  NATIONS MIDCAP VALUE FUND                                  0.75%         N/A



  NATIONS STRATEGIC GROWTH FUND(1)                           0.65%          0.65%



  NATIONS MARSICO GROWTH FUND(1)                             0.75%          0.75%



  NATIONS CAPITAL GROWTH FUND                                0.65%          0.65%



  NATIONS MARSICO FOCUSED EQUITIES FUND(1)                   0.75%          0.75%



  NATIONS MIDCAP GROWTH FUND                                 0.65%          0.65%



  NATIONS MARSICO 21ST CENTURY FUND(1)                       0.75%          0.75%



  NATIONS SMALLCAP VALUE FUND(1)                             0.90%         N/A



  NATIONS SMALL COMPANY FUND                                 0.90%          0.83%



  NATIONS FINANCIAL SERVICES FUND                            0.75%          0.00%

(1)THESE FUNDS DON'T HAVE THEIR OWN INVESTMENT ADVISER BECAUSE THEY INVEST IN NATIONS STRATEGIC GROWTH MASTER PORTFOLIO, NATIONS MARSICO GROWTH MASTER PORTFOLIO, NATIONS MARSICO FOCUSED EQUITIES MASTER PORTFOLIO, NATIONS MARSICO 21ST CENTURY MASTER PORTFOLIO AND NATIONS SMALLCAP VALUE MASTER PORTFOLIO, RESPECTIVELY. BA ADVISORS IS THE INVESTMENT ADVISER TO EACH MASTER PORTFOLIO.

INVESTMENT SUB-ADVISERS

Nations Funds and BA Advisors engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. BA Advisors retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BA Advisors may at times recommend to a Fund's Board that the Fund:

  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  - materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Fund's Board has approved the proposed action and believes that the action is in shareholders' best interests. BA Advisors and the Funds have applied for relief from the SEC to permit the Funds to act on many of BA Advisors' recommendations with approval only by the Funds' Board and not by Fund shareholders. BA Advisors or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until BA Advisors and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

--------------------------------------------------------------------------------

BANC OF AMERICA
CAPITAL MANAGEMENT, LLC

ONE BANK OF AMERICA PLAZA
CHARLOTTE, NORTH CAROLINA 28255

--------------------------------------------------------------------------------


BANC OF AMERICA CAPITAL MANAGEMENT, LLC

BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $180 billion, BACAP acts as investment manager for individuals, corporations and financial institutions, and is the sub-adviser to private investment companies and more than 55 funds in the Nations Funds Family. BACAP takes a team approach to investment management. Each team has access to the latest technology and analytical resources.

BACAP is the investment sub-adviser to the Funds shown in the table below. The table also tells you which internal BACAP asset management team is responsible for making the day-to-day investment decisions for each Fund.

  FUND                                         BACAP TEAM
  NATIONS CONVERTIBLE SECURITIES FUND          INCOME STRATEGIES TEAM



  NATIONS ASSET ALLOCATION FUND                GROWTH STRATEGIES TEAM FOR THE
                                               EQUITY PORTION OF THE FUND.
                                               FIXED INCOME MANAGEMENT TEAM FOR
                                               THE FIXED INCOME AND MONEY MARKET
                                               PORTIONS OF THE FUND



  NATIONS VALUE FUND                           VALUE STRATEGIES TEAM



  NATIONS LARGECAP VALUE FUND                  VALUE STRATEGIES TEAM



  NATIONS MIDCAP VALUE FUND                    VALUE STRATEGIES TEAM



  NATIONS STRATEGIC GROWTH FUND(1)             GROWTH STRATEGIES TEAM



  NATIONS CAPITAL GROWTH FUND                  GROWTH STRATEGIES TEAM



  NATIONS MIDCAP GROWTH FUND                   GROWTH STRATEGIES TEAM



  NATIONS SMALLCAP VALUE FUND(1)               VALUE STRATEGIES TEAM



  NATIONS SMALL COMPANY FUND                   SMALLCAP STRATEGIES TEAM



  NATIONS FINANCIAL SERVICES FUND              GROWTH STRATEGIES TEAM

(1)THESE FUNDS DON'T HAVE THEIR OWN INVESTMENT SUB-ADVISER BECAUSE THEY INVEST IN NATIONS STRATEGIC GROWTH MASTER PORTFOLIO AND NATIONS SMALLCAP VALUE MASTER PORTFOLIO, RESPECTIVELY. BACAP IS THE INVESTMENT SUB-ADVISER TO EACH MASTER PORTFOLIO.

--------------------------------------------------------------------------------

MARSICO CAPITAL
MANAGEMENT, LLC

1200 17TH STREET
SUITE 1300
DENVER, COLORADO 80202

--------------------------------------------------------------------------------


MARSICO CAPITAL MANAGEMENT, LLC

Marsico Capital is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Marsico Capital is a full service investment advisory firm founded by Thomas F. Marsico in September 1997. Marsico Capital currently has approximately $13.9 billion in assets under management.

Marsico Capital is the investment sub-adviser to:

  - Nations Marsico Growth Master Portfolio

  - Nations Marsico Focused Equities Master Portfolio

  - Nations Marsico 21st Century Master Portfolio

THOMAS F. MARSICO, Chairman and Chief Executive Officer of Marsico Capital, is the portfolio manager responsible for making the day-to-day investment decisions for Nations Marsico Growth Master Portfolio and Nations Marsico Focused Equities Master Portfolio. Mr. Marsico was an executive vice president and portfolio manager at Janus Capital Corporation from 1988 until he formed Marsico Capital in September 1997. He has more than 20 years of experience as a securities analyst and portfolio manager.

JAMES A. HILLARY is the portfolio manager of Nations Marsico 21st Century Master Portfolio. Mr. Hillary has eleven years of experience as a securities analyst and portfolio manager and is a founding member of Marsico Capital Management. Prior to joining Marsico Capital in 1997, Mr. Hillary was a portfolio manager at W.H. Reaves, a New Jersey-based money management firm where he managed equity mutual funds and separate accounts. He holds a Bachelor's degree from Rutgers University and a law degree from Fordham University. Mr. Hillary is also a certified public accountant.

--------------------------------------------------------------------------------

BRANDES INVESTMENT
PARTNERS, L.P.

11988 EL CAMINO REAL
SUITE 500
SAN DIEGO, CALIFORNIA 92130

--------------------------------------------------------------------------------


BRANDES INVESTMENT PARTNERS, L.P.

Founded in 1974, Brandes is an investment advisory firm with 59 investment professionals who manage more than $67 billion in assets. Brandes uses a value-oriented approach to managing global investments, seeking to build wealth by buying high quality, undervalued stocks.

Brandes is the investment sub-adviser to Nations Classic Value Fund. Brandes' Large Cap Investment Committee is responsible for making the day-to-day investment decisions for the Fund.

PERFORMANCE OF OTHER STOCK ACCOUNTS MANAGED BY BRANDES

Nations Classic Value Fund commenced operations on April 16, 2001. The tables below are designed to show you how a composite of similar stock accounts managed by Brandes performed over various periods in the past.

The accounts comprising the Brandes U.S. Value Equity composite have investment objectives, policies and strategies that are substantially similar to Nations Classic Value Fund. The Brandes U.S. Value Equity composite includes all accounts managed by Brandes that are substantially similar to Nations Classic Value Fund.

The table below shows the returns for the Brandes U.S. Value Equity composite compared with the Russell 1000 Value Index for the periods ending March 31, 2002 and December 31 of prior years. The returns of the Brandes U.S. Value Equity composite reflect deductions of account fees and expenses, and assume all dividends and distributions have been reinvested. The returns of the Russell 1000 Value Index assume all dividends and distributions have been reinvested.

AVERAGE ANNUAL TOTAL RETURNS AS OF MARCH 31, 2002


                                                        BRANDES
                                                   U.S. VALUE EQUITY   RUSSELL 1000
                                                       COMPOSITE       VALUE INDEX
  ONE YEAR                                              21.49%             4.39%



  THREE YEARS                                           14.09%             3.63%



  FIVE YEARS                                            13.17%            11.46%



  SINCE INCEPTION (6/30/91)                             15.60%            14.46%

ANNUAL TOTAL RETURNS AS OF DECEMBER 31


                                                        BRANDES
                                                   U.S. VALUE EQUITY   RUSSELL 1000
                                                       COMPOSITE       VALUE INDEX
  2001                                                  16.09%           (5.59)%



  2000                                                  34.46%            7.02%



  1999                                                 (12.45)%           7.35%



  1998                                                   1.69%           15.63%



  1997                                                  32.99%           35.18%



  1996                                                  29.47%           21.64%



  1995                                                  20.98%           38.36%



  1994                                                  (3.54)%          (1.98)%



  1993                                                  24.00%           18.07%



  1992                                                  23.40%           13.58%

THIS INFORMATION IS DESIGNED TO DEMONSTRATE THE HISTORICAL TRACK RECORD OF BRANDES. IT DOES NOT INDICATE HOW THE FUND HAS PERFORMED OR WILL PERFORM IN THE FUTURE.

PERFORMANCE WILL VARY BASED ON MANY FACTORS, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND THE FUND'S EXPENSES. THE PERFORMANCE REFLECTED IN THE COMPOSITE HAS BEEN CALCULATED IN COMPLIANCE WITH THE AIMR PERFORMANCE PRESENTATION STANDARDS WHICH DIFFER FROM THE METHOD USED BY THE SEC.

THE BRANDES COMPOSITE INCLUDES U.S. EQUITY ACCOUNTS MANAGED BY BRANDES. THE ACCOUNTS DON'T PAY THE SAME EXPENSES THAT MUTUAL FUNDS PAY AND AREN'T SUBJECT TO THE DIVERSIFICATION RULES, TAX RESTRICTIONS AND INVESTMENT LIMITS UNDER THE 1940 ACT OR SUBCHAPTER M OF THE INTERNAL REVENUE CODE. RETURNS COULD HAVE BEEN LOWER IF THE COMPOSITE HAD BEEN SUBJECT TO THESE EXPENSES AND REGULATIONS. THE AGGREGATE RETURNS OF THE ACCOUNTS IN THE COMPOSITE MAY NOT REFLECT THE RETURNS OF ANY PARTICULAR ACCOUNT OF BRANDES.

--------------------------------------------------------------------------------

STEPHENS INC.

111 CENTER STREET
LITTLE ROCK, ARKANSAS 72201

--------------------------------------------------------------------------------


OTHER SERVICE PROVIDERS

The Funds are distributed and co-administered by Stephens Inc. (Stephens), a registered broker/dealer. Stephens may pay commissions, distribution (12b-1) and shareholder servicing fees, and/or other compensation to companies for selling shares and providing services to investors.

BA Advisors is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. The Funds pay BA Advisors and Stephens a combined fee of 0.23% for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.

--------------------------------------------------------------------------------

PFPC INC.

400 BELLEVUE PARKWAY
WILMINGTON, DELAWARE 19809

--------------------------------------------------------------------------------


PFPC Inc. (PFPC) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Choosing a share class
[ABC GRAPHIC]

--------------------------------------------------------------------------------

WE'VE USED THE TERM, INVESTMENT PROFESSIONAL, TO REFER TO THE PERSON WHO HAS ASSISTED YOU WITH BUYING NATIONS FUNDS. SELLING AGENT OR SERVICING AGENT SOMETIMES REFERRED TO AS A SELLING AGENT) MEANS THE COMPANY THAT EMPLOYS YOUR INVESTMENT PROFESSIONAL. SELLING AND SERVICING AGENTS INCLUDE BANKS, BROKERAGE FIRMS, MUTUAL FUND DEALERS AND OTHER FINANCIAL INSTITUTIONS, INCLUDING AFFILIATES OF BANK OF AMERICA.




 FOR MORE INFORMATION ABOUT HOW TO CHOOSE A SHARE CLASS, CONTACT YOUR INVESTMENT PROFESSIONAL OR CALL US AT 1.800.321.7854.




 BEFORE YOU INVEST, PLEASE NOTE THAT, OVER TIME, DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICING FEES WILL INCREASE THE COST OF YOUR INVESTMENT, AND MAY COST YOU MORE THAN ANY SALES CHARGES YOU MAY PAY. FOR MORE INFORMATION, SEE HOW SELLING AND SERVICING AGENTS ARE PAID.

--------------------------------------------------------------------------------


Before you can invest in the Funds, you'll need to choose a share class. There are three classes of shares of each Fund offered by this prospectus. Each class has its own sales charges and fees. The table below compares the charges and fees and other features of the share classes.

                               Investor A           Investor B          Investor C
                                 Shares               Shares              Shares
  Maximum amount you can
    buy                         no limit             $250,000            no limit



  Maximum front-end sales
    charge                        5.75%                none                none



  Maximum deferred sales
    charge                       none(1)             5.00%(2)            1.00%(3)



  Maximum annual                                       0.75%               0.75%
    distribution and              0.25%            distribution        distribution
    shareholder servicing     distribution        (12b-1) fee and     (12b-1) fee and
    fees                   (12b-1)/service fee   0.25% service fee   0.25% service fee



  Conversion feature              none                  yes                none

(1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see CHOOSING A SHARE CLASS -- ABOUT INVESTOR A SHARES
    -- CONTINGENT DEFERRED SALES CHARGE for details.

(2)This charge decreases over time. Please see CHOOSING A SHARE CLASS -- ABOUT INVESTOR B SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

(3)This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see CHOOSING A SHARE CLASS -- ABOUT INVESTOR C SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

The share class you choose will depend on how much you're investing, how long you're planning to stay invested, and how you prefer to pay the sales charge.

The total cost of your investment over the time you expect to hold your shares will be affected by the distribution (12b-1) and shareholder servicing fees, as well as by the amount of any front-end sales charge or contingent deferred sales charge (CDSC) that applies, and when you're required to pay the charge. You should think about these things carefully before you invest.

Investor A Shares have a front-end sales charge, which is deducted when you buy your shares. This means that a smaller amount is invested in the Funds, unless you qualify for a waiver or reduction of the sales charge. However, Investor A Shares have lower ongoing distribution (12b-1) and/or shareholder servicing fees than Investor B and Investor C Shares. This means that Investor A Shares can be expected to pay relatively higher dividends per share.

Investor B Shares have limits on how much you can invest. When you buy Investor B or Investor C Shares, the full amount is invested in the Funds. However, you may pay a CDSC when you sell your shares. Over time, Investor B and Investor C Shares can incur distribution (12b-1) and shareholder servicing fees that are equal to or more than the front-end sales charge, and the distribution (12b-1) and shareholder servicing fees you would pay for Investor A Shares. Although the full amount of your purchase is invested in the Funds, any positive investment return on this money may be partially or fully offset by the expected higher annual expenses of Investor B and Investor C Shares. You should also consider the conversion feature for Investor B Shares, which is described in ABOUT INVESTOR B SHARES.

--------------------------------------------------------------------------------

THE OFFERING PRICE PER SHARE IS THE NET ASSET VALUE PER SHARE PLUS ANY SALES CHARGE THAT APPLIES.

THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY A FUND EVERY BUSINESS DAY.

--------------------------------------------------------------------------------



[A SHARES GRAPHIC] ABOUT INVESTOR A SHARES

      There is no limit to the amount you can invest in Investor A Shares. You generally will pay a front-end sales charge when you buy your shares, or in some cases, a CDSC when you sell your shares.

      FRONT-END SALES CHARGE

      You'll pay a front-end sales charge when you buy Investor A Shares, unless:

        - you qualify for a waiver of the sales charge. You can find out if you qualify for a waiver in the section, WHEN YOU MIGHT NOT HAVE TO PAY A SALES CHARGE -- FRONT END SALES CHARGES

        - you're reinvesting distributions

      The sales charge you'll pay depends on the amount you're investing -- generally, the larger the investment, the smaller the percentage sales charge.

                                                                         AMOUNT RETAINED
                                      SALES CHARGE     SALES CHARGE     BY SELLING AGENTS
                                     AS A % OF THE     AS A % OF THE      AS A % OF THE
                                     OFFERING PRICE   NET ASSET VALUE    OFFERING PRICE
           AMOUNT YOU BOUGHT           PER SHARE         PER SHARE          PER SHARE
           $0 - $49,999                      5.75%             6.10%                5.00%



           $50,000 - $99,999                 4.50%             4.71%                3.75%



           $100,000 - $249,999               3.50%             3.63%                2.75%



           $250,000 - $499,999               2.50%             2.56%                2.00%



           $500,000 - $999,999               2.00%             2.04%                1.75%



           $1,000,000 OR MORE                0.00%             0.00%             1.00%(1)

      (1)1.00% on the first $3,000,000, 0.50% on the next $47,000,000, 0.25% on amounts over $50,000,000. Stephens pays the amount retained by selling agents on investments of $1,000,000 or more, but may be reimbursed when a CDSC is deducted if the shares are sold within eighteen months from the time they were bought. Please see HOW SELLING AND SERVICING AGENTS ARE PAID for more information.

      CONTINGENT DEFERRED SALES CHARGE

      If you own or buy $1,000,000 or more of Investor A Shares, there is one situation when you'll pay a CDSC:

        - If you sell your shares within 18 months of buying them, you'll pay a CDSC of 1.00%.

      The CDSC is calculated from the day your purchase is accepted (the trade date). We deduct the CDSC from the net asset value or purchase price of the shares, whichever is lower.

      You won't pay a CDSC on any increase in net asset value since you bought your shares, or on any shares you receive from reinvested distributions. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.


[B SHARES GRAPHIC] ABOUT INVESTOR B SHARES

      You can buy up to $250,000 of Investor B Shares. You don't pay a sales charge when you buy Investor B Shares, but you may have to pay a CDSC when you sell them.

      CONTINGENT DEFERRED SALES CHARGE

      You'll pay a CDSC when you sell your Investor B Shares, unless:

        - you bought the shares before August 1, 1997

        - you received the shares from reinvested distributions

        - you qualify for a waiver of the CDSC. You can find out how to qualify for a waiver in the section WHEN YOU MIGHT NOT HAVE TO PAY A SALES CHARGE -- CONTINGENT DEFERRED SALES CHARGES

      The CDSC you pay depends on when you bought your shares, how much you bought in some cases, and how long you held them.

         IF YOU SELL YOUR SHARES
         DURING THE FOLLOWING YEAR                      YOU'LL PAY A CDSC OF:
         --------------------------------------------------------------------------------------
                                           SHARES YOU
                                             BOUGHT            SHARES YOU BOUGHT BETWEEN
                                             AFTER              8/1/1997 AND 11/15/1998
                                           11/15/1998          IN THE FOLLOWING AMOUNTS:
                                           ----------   ---------------------------------------
                                                                        $250,000 -   $500,000 -
                                                        $0 - $249,999    $499,999     $999,999
         THE FIRST YEAR YOU OWN THEM          5.0%          5.0%           3.0%         2.0%



         THE SECOND YEAR YOU OWN THEM         4.0%          4.0%           2.0%         1.0%



         THE THIRD YEAR YOU OWN THEM          3.0%          3.0%           1.0%         NONE



         THE FOURTH YEAR YOU OWN THEM         3.0%          3.0%           NONE         NONE



         THE FIFTH YEAR YOU OWN THEM          2.0%          2.0%           NONE         NONE



         THE SIXTH YEAR YOU OWN THEM          1.0%          1.0%           NONE         NONE



         AFTER SIX YEARS OF OWNING THEM       NONE          NONE           NONE         NONE

      The CDSC is calculated from the trade date of your purchase. We deduct the CDSC from the net asset value or purchase price of the shares, whichever is lower. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

      Your selling agent receives compensation when you buy Investor B Shares. Please see HOW SELLING AND SERVICING AGENTS ARE PAID for more information.

      ABOUT THE CONVERSION FEATURE

      Investor B Shares generally convert automatically to Investor A Shares according to the following schedule:

                                                                WILL CONVERT TO INVESTOR A SHARES
         INVESTOR B SHARES YOU BOUGHT                              AFTER YOU'VE OWNED THEM FOR
         AFTER NOVEMBER 15, 1998                                           EIGHT YEARS



         BETWEEN AUGUST 1, 1997 AND NOVEMBER 15, 1998



           $0 - $249,000                                                   NINE YEARS



           $250,000 - $499,999                                              SIX YEARS



           $500,000 - $999,999                                             FIVE YEARS



         BEFORE AUGUST 1, 1997                                             NINE YEARS

      The conversion feature allows you to benefit from the lower operating costs of Investor A Shares, which can help increase total returns.

      Here's how the conversion works:

        - We won't convert your shares if you tell your investment professional, selling agent or the transfer agent within 90 days before the conversion date that you don't want your shares to be converted. Remember, it's in your best interest to convert your shares because Investor A Shares have lower expenses.

        - Shares are converted at the end of the month in which they become eligible for conversion. Any shares you received from reinvested distributions on these shares will convert to Investor A Shares at the same time.

        - You'll receive the same dollar value of Investor A Shares as the Investor B Shares that were converted. No sales charge or other charges apply.

        - Investor B Shares that you received from an exchange of Investor B Shares of another Nations Fund will convert based on the day you bought the original shares. Your conversion date may be later if you exchanged to or from a Nations Money Market Fund.

        - Conversions are free from federal tax.


[C SHARES GRAPHIC] ABOUT INVESTOR C SHARES

      There is no limit to the amount you can invest in Investor C Shares. You don't pay a sales charge when you buy Investor C Shares, but you may pay a CDSC when you sell them.

      CONTINGENT DEFERRED SALES CHARGE

      You'll pay a CDSC of 1.00% when you sell Investor C Shares within one year of buying them, unless:

        - you received the shares from reinvested distributions

        - you qualify for a waiver of the CDSC. You can find out how to qualify for a waiver in the section WHEN YOU MIGHT NOT HAVE TO PAY A SALES CHARGE -- CONTINGENT DEFERRED SALES CHARGES

      The CDSC is calculated from the trade date of your purchase. We deduct the CDSC from the net asset value or purchase price of the shares, whichever is lower. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

      Your selling agent receives compensation when you buy Investor C Shares. Please see HOW SELLING AND SERVICING AGENTS ARE PAID FOR MORE INFORMATION.

--------------------------------------------------------------------------------

PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL FOR MORE INFORMATION ABOUT REDUCTIONS AND WAIVERS OF SALES CHARGES.

YOU SHOULD TELL YOUR INVESTMENT PROFESSIONAL THAT YOU MAY QUALIFY FOR A REDUCTION OR A WAIVER BEFORE BUYING SHARES.

WE CAN CHANGE OR CANCEL THESE TERMS AT ANY TIME. ANY CHANGE OR CANCELLATION APPLIES ONLY TO FUTURE PURCHASES.

--------------------------------------------------------------------------------


      WHEN YOU MIGHT NOT HAVE TO PAY A SALES CHARGE


      FRONT-END SALES CHARGES
      (Investor A Shares)


      There are three ways you can lower the front-end sales charge you pay on Investor A Shares:

      - COMBINE PURCHASES YOU'VE ALREADY MADE
       Rights of accumulation allow you to combine the value of Investor A, Investor B and Investor C Shares you already own with Investor A Shares you're buying to calculate the sales charge. The sales charge is based on the total value of the shares you already own, or the original purchase cost, whichever is higher, plus the value of the shares you're buying. Index Funds and Money Market Funds, except Investor B and Investor C Shares of Nations Money Market Funds, don't qualify for rights of accumulation.

      - COMBINE PURCHASES YOU PLAN TO MAKE
       By signing a letter of intent, you can combine the value of shares you already own with the value of shares you plan to buy over a 13-month period to calculate the sales charge.

        - You can choose to start the 13-month period up to 90 days before you sign the letter of intent.

        - Each purchase you make will receive the sales charge that applies to the total amount you plan to buy.

        - If you don't buy as much as you planned within the period, you must pay the difference between the charges you've paid and the charges that actually apply to the shares you've bought.

      - Your first purchase must be at least 5% of the minimum amount for the sales charge level that applies to the total amount you plan to buy.

      - If the purchase you've made later qualifies for a reduced sales charge through the 90-day backdating provisions, we'll make an adjustment for the lower charge when the letter of intent expires. Any adjustment will be used to buy additional shares at the reduced sales charge.

      - COMBINE PURCHASES WITH FAMILY MEMBERS
       You can receive a quantity discount by combining purchases of Investor A Shares that you, your spouse and children under age 21 make on the same day. Some distributions or payments from the dissolution of certain qualified plans also qualify for the quantity discount. Index Funds and Money Market Funds, except Investor B and Investor C Shares of Nations Money Market Funds, don't qualify.

      The following investors can buy Investor A Shares without paying a front-end sales charge:

      - full-time employees and retired employees of Bank of America Corporation (and its predecessors), its affiliates and subsidiaries and the immediate families of these people

      - banks, trust companies and thrift institutions acting as fiduciaries

      - individuals receiving a distribution from a Bank of America trust or other fiduciary account may use the proceeds of that distribution to buy Investor A Shares without paying a front-end sales charge, as long as the proceeds are invested in the Funds within 90 days of the date of distribution

      - Nations Funds' Trustees, Directors and employees of its investment sub-advisers

      - registered broker/dealers that have entered into a Nations Funds dealer agreement with Stephens may buy Investor A Shares without paying a front-end sales charge for their investment account only

      - registered personnel and employees of these broker/dealers and their family members may buy Investor A Shares without paying a front-end sales charge according to the internal policies and procedures of the employing broker/dealer as long as these purchases are made for their own investment purposes

      - employees or partners of any service provider to the Funds

      - former shareholders of Class B Shares of the Special Equity Portfolio of The Capitol Mutual Funds who held these shares as of January 31, 1994 or received Investor A Shares of Nations Aggressive Growth Fund may buy Investor A Shares of Nations Aggressive Growth Fund without paying a front-end sales charge

      - investors who buy through accounts established with certain fee-based investment advisers or financial planners, wrap fee accounts and other managed agency/asset allocation accounts

      - shareholders of certain Funds that reorganized into the Nations Funds who were entitled to buy shares at net asset value

      The following plans can buy Investor A Shares without paying a front-end sales charge:

      - pension, profit-sharing or other employee benefit plans established under Section 401 or Section 457 of the Internal Revenue Code of 1986, as amended (the tax code)

      - employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must:

        - have at least $500,000 invested in Investor A Shares of Nations Funds (except Money Market Funds), or

        - sign a letter of intent to buy at least $500,000 of Investor A Shares of Nations Funds (except Money Market Funds), or

        - be an employer-sponsored plan with at least 100 eligible participants, or

        - be a participant in an alliance program that has signed an agreement with the Fund or a selling agent

      - certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors

      You can also buy Investor A Shares without paying a sales charge if you buy the shares within 120 days of selling the same Fund. This is called the reinstatement privilege. You can invest up to the amount of the sale proceeds. We'll credit your account with any CDSC paid when you sold the shares. The reinstatement privilege does not apply to any shares you bought through a previous reinstatement. PFPC, Stephens or their agents must receive your written request within 120 days after you sell your shares.

      CONTINGENT DEFERRED SALES CHARGES

      (Investor A, Investor B and Investor C Shares)

      You won't pay a CDSC on the following transactions:

      - shares sold by intermediaries that are part of the Nations Funds selling group where the intermediary has entered into an agreement with Nations Funds not to receive (or to return if received) all or any applicable portion of an up-front commission

      - shares sold following the death or disability (as defined in the tax code) of a shareholder, including a registered joint owner

      - shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors

      - shares sold by certain pension, profit-sharing or other employee benefit plans established under Section 401 or Section 457 of the tax code

      - shares sold by employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must:

        - have at least $500,000 invested in Investor A, Investor B or Investor C Shares of Nations Funds, or

        - sign a letter of intent to buy at least $500,000 of Investor A, Investor B or Investor C Shares of Nations Funds, or

        - be an employer-sponsored plan with at least 100 eligible participants, or

        - be a participant in an alliance program that has signed an agreement with Nations Funds or its principal underwriter

      - the following retirement plan distributions:

        - lump-sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case of a "key employee" of a "top heavy" plan)

        - distributions from an IRA or Custodial Account under Section 403(b)(7) of the tax code, following attainment of age 59 1/2

        - a tax-free return of an excess contribution to an IRA

        - distributions from a qualified retirement plan that aren't subject to the 10% additional federal withdrawal tax under Section 72(t)(2) of the tax code

      - payments made to pay medical expenses which exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least 12 weeks

      - shares sold under our right to liquidate a shareholder's account, including instances where the aggregate net asset value of Investor A, Investor B or Investor C Shares held in the account is less than the minimum account size

      - if you exchange Investor B or Investor C Shares of a Nations Fund that were bought through a Bank of America employee benefit plan for Investor A Shares of a Nations Fund

      - withdrawals made under the Automatic Withdrawal Plan described in BUYING, SELLING AND EXCHANGING SHARES, if the total withdrawals of Investor A, Investor B or Investor C Shares made in a year are less than 12% of the total value of those shares in your account. A CDSC may only apply to Investor A Shares if you bought more than $1,000,000

      You won't pay a CDSC on the sale of Investor B or Investor C Shares if you reinvest any of the proceeds in the same Fund within 120 days of the sale. This is called the reinstatement privilege. You can invest up to the amount of the sale proceeds. We'll credit your account with any CDSC paid when you sold the shares. The reinstatement privilege does not apply to any shares you bought through a previous reinstatement. PFPC, Stephens or their agents must receive your written request within 120 days after you sell your shares.

      You won't pay a CDSC on the sale of Investor C Shares sold by a nonprofit organization qualified under Section 501(c)(3) of the tax code in connection with the Banc of America Capital Management Charitable Giving Program.

Buying, selling and exchanging shares
(BUYING, SELLING AND TRANSFERRING SHARES GRAPHIC)

--------------------------------------------------------------------------------

WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

--------------------------------------------------------------------------------


You can invest in the Funds through your selling agent or directly from Nations Funds.

We encourage you to consult with an investment professional who can open an account for you with a selling agent and help you with your investment decisions. Once you have an account, you can buy, sell and exchange shares by contacting your investment professional or selling agent. They will look after any paperwork that's needed to complete a transaction and send your order to us.

You should also ask your selling agent about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

The table on the next page summarizes some key information about buying, selling and exchanging shares. You'll find sales charges and other fees that apply to these transactions in CHOOSING A SHARE CLASS.

The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. Please contact your investment professional, or call us at 1.800.321.7854 if you have questions or you need help placing an order.

                   Ways to buy, sell
                      or exchange        How much you can buy, sell or exchange              Other things to know
                  -------------------    ---------------------------------------    ---------------------------------------
Buying shares     In a lump sum          minimum initial investment:                There is no limit to the amount you can
                                         - $1,000 for regular accounts              invest in Investor A and C Shares. You
                                         - $500 for traditional and Roth IRAs,      can invest up to $250,000 in Investor B
                                         and Coverdell Education Savings            Shares.
                                           Accounts
                                         - $250 for certain fee-based accounts
                                         - no minimum for certain retirement
                                         plan accounts like 401(k) plans and SEP
                                           accounts, but other restrictions
                                           apply
                                         minimum additional investment:
                                         - $100 for all accounts


                  Using our              minimum initial investment:                You can buy shares twice a month,
                  Systematic             - $100                                     monthly or quarterly, using automatic
                  Investment Plan        minimum additional investment:             transfers from your bank account.
                                         - $50


Selling shares    In a lump sum          - you can sell up to $50,000 of your       We'll deduct any CDSC from the amount
                                         shares by telephone, otherwise there       you're selling and send you or your
                                           are no limits to the amount you can      selling agent the balance, usually
                                           sell                                     within three business days of receiving
                                         - other restrictions may apply to          your order.
                                           withdrawals from retirement plan
                                           accounts

                                                                                    If you paid for your shares with
                                                                                    a check that wasn't certified, we'll
                                                                                    hold the sale proceeds when you sell those
                                                                                    shares for at least 15 days after the trade
                                                                                    date of the purchase, or until the check
                                                                                    has cleared.


                  Using our Automatic    - minimum $25 per withdrawal               Your account balance must be at least
                  Withdrawal Plan                                                   $10,000 to set up the plan. You can
                                                                                    make withdrawals twice a month,
                                                                                    monthly, quarterly, bi-annually or
                                                                                    annually. We'll send your money by
                                                                                    check or deposit it directly to your
                                                                                    bank account. No CDSC is deducted if
                                                                                    you withdraw 12% or less of the value
                                                                                    of your shares in a class.


Exchanging
  shares          In a lump sum          - minimum $1,000 per exchange              You can exchange your Investor A Shares
                                                                                    for Investor A shares of any other
                                                                                    Nations Fund, except Index Funds. You
                                                                                    won't pay a front-end sales charge,
                                                                                    CDSC or redemption fee on the shares
                                                                                    you're exchanging.

                                                                                    You can exchange your Investor B Shares for
                                                                                    Investor B Shares of any other Nations Fund.
                                                                                    You can exchange your Investor C Shares for
                                                                                    Investor C Shares of any other Nations
                                                                                    Fund. If you received Investor C Shares of
                                                                                    a Fund from an exchange of Investor A Shares
                                                                                    of a Managed Index Fund, you can also
                                                                                    exchange these shares for Investor A Shares
                                                                                    of an Index Fund. You won't pay a CDSC on the
                                                                                    shares you're exchanging.

                  Using our              - minimum $25 per exchange                 You must already have an investment in the
                  Automatic                                                         Funds into which you want to exchange. You
                  Exchange Feature                                                  can make exchanges monthly or quarterly.



--------------------------------------------------------------------------------

A BUSINESS DAY IS ANY DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN. A BUSINESS DAY ENDS AT THE CLOSE OF REGULAR TRADING ON THE NYSE, USUALLY AT 4:00 P.M. EASTERN TIME. IF THE NYSE CLOSES EARLY, THE BUSINESS DAY ENDS AS OF THE TIME THE NYSE CLOSES.

THE NYSE IS CLOSED ON WEEKENDS AND ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

--------------------------------------------------------------------------------


HOW SHARES ARE PRICED

All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share for each class of each Fund at the end of each business day. First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

VALUING SECURITIES IN A FUND

The value of a Fund's assets is based on the total market value of all of the securities it holds. The prices reported on stock exchanges and securities markets around the world are usually used to value securities in a Fund. If prices aren't readily available, or the value of a security has been materially affected by events occurring after a foreign exchange closes, we'll base the price of a security on its fair value. When a Fund uses fair value to price securities it may value those securities higher or lower than another fund that uses market quotations to price the same securities. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. International markets may be open on days when U.S. markets are closed. The value of foreign securities owned by a Fund could change on days when Fund shares may not be bought or sold.

HOW ORDERS ARE PROCESSED

Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents before the end of a business day (usually 4:00 p.m. Eastern time, unless the NYSE closes early) will receive that day's net asset value per share. Orders received after the end of a business day will receive the next business day's net asset value per share. The business day that applies to your order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received to your selling agent.

TELEPHONE ORDERS
You can place orders to buy, sell or exchange by telephone if you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

  - If you sign up for telephone orders after you open your account, you must have your signature guaranteed.

  - Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

  - We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

  - Telephone orders may be difficult to complete during periods of significant economic or market change.

--------------------------------------------------------------------------------

THE OFFERING PRICE PER SHARE IS THE NET ASSET VALUE PER SHARE PLUS ANY SALES CHARGE THAT APPLIES.

THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY A FUND EVERY BUSINESS DAY.

--------------------------------------------------------------------------------


(BUYING SHARES     BUYING SHARES
  GRAPHIC)

      Here are some general rules for buying shares:

        - You buy Investor A Shares at the offering price per share. You buy Investor B and Investor C Shares at net asset value per share.

        - If we don't receive your money within three business days of receiving your order, we'll refuse the order.

        - Selling agents are responsible for sending orders to us and ensuring that we receive your money on time.

        - Shares purchased are recorded on the books of the Fund. We generally don't issue certificates.

      MINIMUM INITIAL INVESTMENT

      The minimum initial amount you can buy is usually $1,000.

      If you're buying shares through one of the following accounts or plans, the minimum initial amount you can buy is:

        - $500 for traditional and Roth individual retirement accounts (IRAs), and Coverdell Education Savings Accounts

        - $250 for accounts set up with some fee-based investment advisers or financial planners, including wrap fee accounts and other managed accounts

        - $100 using our Systematic Investment Plan

        - There is no minimum for 401(k) plans, simplified employee pension plans (SEPs), salary reduction-simplified employee pension plans (SAR-SEPs), Savings Incentives Match Plans for Employees (SIMPLE
          IRAs), salary reduction-IRAs (SAR-IRAs) or other similar kinds of accounts. However, if the value of your account falls below $1,000 for 401(k) plans or $500 for the other plans within one year after you open your account, we may sell your shares. We'll give you 60 days notice in writing if we're going to do this

      MINIMUM ADDITIONAL INVESTMENT

      You can make additional purchases of $100, or $50 if you use our Systematic Investment Plan.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


SYSTEMATIC INVESTMENT PLAN
You can make regular purchases of $50 or more using automatic transfers from your bank account to the Funds you choose. You can contact your investment professional or us to set up the plan.

Here's how the plan works:

  - You can buy shares twice a month, monthly or quarterly.

  - You can choose to have us transfer your money on or about the 15th or the last day of the month.

  - Some exceptions may apply to employees of Bank of America and its affiliates, and to plans set up before August 1, 1997. For details, please contact your investment professional.

--------------------------------------------------------------------------------




 FOR MORE INFORMATION ABOUT TELEPHONE ORDERS, SEE HOW ORDERS ARE PROCESSED.

--------------------------------------------------------------------------------


(SELLING SHARES    SELLING SHARES
  GRAPHIC)

      Here are some general rules for selling shares:

        - We'll deduct any CDSC from the amount you're selling and send you the balance.

        - If you're selling your shares through a selling agent, we'll normally send the sale proceeds by Fedwire within three business days after Stephens, PFPC or their agents receive your order. Your selling agent is responsible for depositing the sale proceeds to your account on time.

        - If you're selling your shares directly through us, we'll normally send the sale proceeds by mail or electronic transfer them to your bank account within three business days after the Fund receives your order.

        - You can sell up to $50,000 of shares by telephone if you qualify for telephone orders.

        - If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.

        - If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to PFPC. Your signature must be guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.

        - Under certain circumstances allowed under the Investment Company Act of 1940 (1940 Act), we can pay you in securities or other property when you sell your shares.

        - We can delay payment of the sale proceeds for up to seven days.

        - Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.



      We may sell your shares:

        - if the value of your account falls below $500. We'll give you 60 days notice in writing if we're going to do this

        - if your selling agent tells us to sell your shares under arrangements made between the selling agent and you

        - under certain other circumstances allowed under the 1940 Act

AUTOMATIC WITHDRAWAL PLAN
The Automatic Withdrawal Plan lets you withdraw $25 or more twice a month, monthly, quarterly, bi-annually or annually. You can contact your investment professional or us to set up the plan.

Here's how the plan works:

  - Your account balance must be at least $10,000 to set up the plan.

  - If you set up the plan after you've opened your account, your signature must be guaranteed.

  - You can choose to have us transfer your money on or about the 10th or the 25th of the month.

  - You won't pay a CDSC on Investor A, Investor B or Investor C Shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, we'll deduct any CDSC from the withdrawals.

  - We'll send you a check or deposit the money directly to your bank account.

  - You can cancel the plan by giving your selling agent or us 30 days notice in writing.

It's important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually use up your original investment.

--------------------------------------------------------------------------------

YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.

--------------------------------------------------------------------------------


(EXCHANGING SHARES EXCHANGING SHARES
  GRAPHIC)

      You can sell shares of a Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk changes.

      Here's how exchanges work:

        - You must exchange at least $1,000, or $25 if you use our Automatic Exchange Feature.

        - The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

        - You may only make exchanges into a Fund that is legally sold in your state of residence.

        - You generally may only make an exchange into a Fund that is accepting investments.



        - The interests of a Fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations -- also known as "market timing." The exchange privilege is not intended as a vehicle for market timing. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. When BA Advisors believes frequent trading would have a disruptive effect on a Fund's ability to manage its investments, a Fund may reject purchase orders and exchanges into a Fund by any person, group or account that is believed to be a market timer.

        - We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

        - You cannot exchange any shares you own in certificate form until PFPC has received the certificate and deposited the shares to your account.

      EXCHANGING INVESTOR A SHARES

      You can exchange Investor A Shares of a Fund for Investor A Shares of any other Nations Fund, except Index Funds.

      Here are some rules for exchanging Investor A Shares:

        - You won't pay a front-end sales charge on the shares of the Fund you're exchanging.

        - You won't pay a CDSC, if applicable, on the shares you're exchanging. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC at that time will be based on the period from when you bought the original shares until you sold the shares you received from the exchange.

      EXCHANGING INVESTOR B SHARES

      You can exchange Investor B Shares of a Fund for Investor B Shares of any other Nations Fund.

      You won't pay a CDSC on the shares you're exchanging. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC will be based on the period from when you bought the original shares until you sold the shares you received from the exchange.

      If you received Investor C Shares of a Nations Money Market Fund through an exchange of Investor B Shares of a Fund before October 1, 1999, a CDSC may apply when you sell your Investor C Shares. The CDSC will be based on the period from when you bought the original shares until you exchanged them.

      EXCHANGING INVESTOR C SHARES

      You can exchange Investor C Shares of a Fund for Investor C Shares of any other Nations Fund.

      If you received Investor C Shares of a Fund from an exchange of Investor A Shares of a Managed Index Fund, you can also exchange these shares for Investor A Shares of an Index Fund.

      You won't pay a CDSC on the shares you're exchanging. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC will be based on the period from when you bought the original shares until you sold the shares you received from the exchange.

AUTOMATIC EXCHANGE FEATURE
The Automatic Exchange Feature lets you exchange $25 or more of Investor A, Investor B or Investor C Shares every month or every quarter. You can contact your investment professional or us to set up the plan.

Here's how automatic exchanges work:

  - Send your request to PFPC in writing or call 1.800.321.7854.

  - If you set up your plan to exchange more than $50,000 you must have your signature guaranteed.

  - You must already have an investment in the Funds you want to exchange.

  - You can choose to have us transfer your money on or about the 1st or the 15th day of the month.

  - The rules for making exchanges apply to automatic exchanges.

How selling and servicing agents are paid
(PERCENT GRAPHIC)

Selling and servicing agents usually receive compensation based on your investment in the Funds. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

COMMISSIONS

Your selling agent may receive an up-front commission (reallowance) when you buy shares of a Fund. The amount of this commission depends on which share class you choose:

  - up to 5.00% of the offering price per share of Investor A Shares. The commission is paid from the sales charge we deduct when you buy your shares

  - up to 4.00% of the net asset value per share of Investor B Shares. The commission is not deducted from your purchase -- we pay your selling agent directly

  - up to 1.00% of the net asset value per share of Investor C Shares. The commission is not deducted from your purchase -- we pay your selling agent directly

If you buy Investor B or Investor C Shares you will be subject to higher distribution (12b-1) and shareholder servicing fees and may be subject to a CDSC when you sell your shares.

--------------------------------------------------------------------------------

THE FINANCIAL INSTITUTION OR INTERMEDIARY THAT BUYS SHARES FOR YOU IS ALSO SOMETIMES REFERRED TO AS A SELLING AGENT.

THE DISTRIBUTION FEE IS OFTEN REFERRED TO AS A "12B-1" FEE BECAUSE IT'S PAID THROUGH A PLAN APPROVED UNDER RULE 12B-1 UNDER THE 1940 ACT.

YOUR SELLING AGENT MAY CHARGE OTHER FEES FOR SERVICES PROVIDED TO YOUR ACCOUNT.

--------------------------------------------------------------------------------


DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICING FEES

Stephens and selling and servicing agents may be compensated for selling shares and providing services to investors under distribution and shareholder servicing plans.

The amount of the fee depends on the class of shares you own:

                                      MAXIMUM ANNUAL DISTRIBUTION (12B-1)
                                         AND SHAREHOLDER SERVICING FEES
                                  (AS AN ANNUAL % OF AVERAGE DAILY NET ASSETS)
INVESTOR A SHARES      0.25% COMBINED DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICING FEE

INVESTOR B SHARES      0.75% DISTRIBUTION (12B-1) FEE, 0.25% SHAREHOLDER SERVICING FEE

INVESTOR C SHARES      0.75% DISTRIBUTION (12B-1) FEE, 0.25% SHAREHOLDER SERVICING FEE

Fees are calculated daily and paid monthly. Because these fees are paid out of the Funds' assets on an ongoing basis, they will increase the cost of your investment over time, and may cost you more than any sales charges you may pay.

The Funds pay these fees to Stephens and/or to eligible selling and servicing agents and financial institutions, including BA Advisors or its affiliates, for as long as the plans continue. We may reduce or discontinue payments at any time.

OTHER COMPENSATION

Selling and servicing agents may also receive:
  - a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Funds

  - additional amounts on all sales of shares:

     - up to 1.00% of the offering price per share of Investor A Shares

     - up to 1.00% of the net asset value per share of Investor B Shares

     - up to 1.00% of the net asset value per share of Investor C Shares

  - non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

This compensation, which is not paid by the Funds, is discretionary and may be available only to selected selling and servicing agents. For example, Stephens sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of BA Advisors, and certain other selling or servicing agents. Selected selling and servicing agents also may receive compensation for opening a minimum number of accounts.

BA Advisors and Stephens may pay amounts from their own assets to selling or servicing agents of the Funds for services they provide.

Distributions and taxes
(DISTRIBUTIONS AND TAXES)

--------------------------------------------------------------------------------

THE POWER OF COMPOUNDING

REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.

--------------------------------------------------------------------------------


ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares, and is called a distribution.

All of the Funds distribute any net realized capital gain at least once a year. Normally, each Fund will declare and pay distributions of net investment income as indicated in the table below. The Funds may, however, declare and pay distributions of net investment income more frequently.

                                                          FREQUENCY OF DECLARATION
                                                               AND PAYMENT OF
                          FUND                              INCOME DISTRIBUTIONS
NATIONS CONVERTIBLE SECURITIES FUND                              QUARTERLY

NATIONS ASSET ALLOCATION FUND                                    QUARTERLY

NATIONS CLASSIC VALUE FUND                                        ANNUALLY

NATIONS VALUE FUND                                               QUARTERLY

NATIONS LARGECAP VALUE FUND                                      QUARTERLY

NATIONS MIDCAP VALUE FUND                                        QUARTERLY

NATIONS STRATEGIC GROWTH FUND                                     ANNUALLY

NATIONS MARSICO GROWTH FUND                                       ANNUALLY

NATIONS CAPITAL GROWTH FUND                                       ANNUALLY

NATIONS MARSICO FOCUSED EQUITIES FUND                             ANNUALLY

NATIONS MIDCAP GROWTH FUND                                        ANNUALLY

NATIONS MARSICO 21ST CENTURY FUND                                 ANNUALLY

NATIONS SMALLCAP VALUE FUND                                       ANNUALLY

NATIONS SMALL COMPANY FUND                                        ANNUALLY

NATIONS FINANCIAL SERVICES FUND                                   ANNUALLY

Any distribution you receive is based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is paid (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily dividend Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at 1.800.321.7854.

We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, we'll normally pay any distribution that applies to those shares in cash within five business days after the sale was made.

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and realizes and distributes the gain. This distribution is also subject to tax. Some Funds have built up, or have the potential to build up, high levels of unrealized capital gain.

--------------------------------------------------------------------------------

THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUNDS. IT IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.

--------------------------------------------------------------------------------


HOW TAXES AFFECT YOUR INVESTMENT


Distributions of a Fund's ordinary income and net short-term capital gain generally are taxable to you as ordinary income. A portion of such distributions to corporate shareholders may qualify for the dividends-received deduction.

Distributions that come from net long-term capital gain generally are taxable to you as long-term capital gain.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to distributions.

--------------------------------------------------------------------------------




 FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

--------------------------------------------------------------------------------


WITHHOLDING TAX

We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts paid in securities and exchanges) if:

  - you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  - the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  - the IRS informs us that you're otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

We're also normally required by federal law to withhold tax on distributions (other than capital gain distributions) paid to foreign shareholders.

TAXATION OF REDEMPTIONS AND EXCHANGES

Your redemptions (including redemptions paid in securities) and exchanges of Fund shares will usually result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss may be long-term capital gain or loss if you have held such Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, capital losses may be disallowed.

Financial highlights
(DOLLAR SIGN GRAPHIC)

The financial highlights table is designed to help you understand how the Funds have performed for the past five years or, if shorter, the period of a Fund's operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested. Financial highlights for Investor A, Investor B and Investor C Shares of Nations SmallCap Value Fund are not provided because these classes of shares had not yet commenced operations during the period indicated.

This information, except as noted below, has been audited by PricewaterhouseCoopers LLP. The financial highlights of Nations Small Company Fund for the period ended May 16, 1997 were audited by other independent accountants. The independent accountants' report and Nations Funds financial statements are incorporated by reference into the SAI. Please see the back cover to find out how you can get a copy.

NATIONS CONVERTIBLE SECURITIES FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                             YEAR ENDED        YEAR ENDED       PERIOD ENDED      PERIOD ENDED       YEAR ENDED
  INVESTOR A SHARES*                         03/31/02#          03/31/01         03/31/00#          05/14/99          02/28/99
  OPERATING PERFORMANCE:
  Net asset value, beginning of period         $16.04            $22.17            $18.31            $17.34            $17.28
  Net investment income                         0.59              0.51              0.46              0.12              0.51
  Net realized and unrealized gain/(loss)
    on investments                             (0.04)            (2.05)             5.26              0.96              0.25
  Net increase/(decrease) in net asset
    value from operations                       0.55             (1.54)             5.72              1.08              0.76
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.52)            (0.55)            (0.45)            (0.11)            (0.52)
  Distributions from net realized capital
    gains                                      (0.05)            (4.04)            (1.41)              --              (0.18)
  Total dividends and distributions            (0.57)            (4.59)            (1.86)            (0.11)            (0.70)
  Net asset value, end of period               $16.02            $16.04            $22.17            $18.31            $17.34
  TOTAL RETURN++                               3.48%            (7.88)%            33.68%            6.25%             4.64%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)        $321,858          $315,857          $369,488          $352,000          $356,000
  Ratio of operating expenses to average
    net assets                              1.25%(a)(b)       1.24%(a)(b)        1.22%+(b)           1.30%+           1.15%(a)
  Ratio of net investment income to
    average net assets                         3.53%             2.86%             1.96%+            3.07%+            2.97%
  Portfolio turnover rate                       50%               73%               65%               16%               66%
  Ratio of operating expenses to average
    net assets with waivers and/or
    expense reimbursements                    1.25%(a)          1.25%(a)           1.23%+            1.32%+           1.16%(a)

                                              YEAR ENDED
  INVESTOR A SHARES*                           02/28/98
  OPERATING PERFORMANCE:
  Net asset value, beginning of period          $17.35
  Net investment income                          0.58
  Net realized and unrealized gain/(loss)
    on investments                               2.89
  Net increase/(decrease) in net asset
    value from operations                        3.47
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.59)
  Distributions from net realized capital
    gains                                       (2.95)
  Total dividends and distributions             (3.54)
  Net asset value, end of period                $17.28
  TOTAL RETURN++                                21.54%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)         $391,000
  Ratio of operating expenses to average
    net assets                                 1.10%(a)
  Ratio of net investment income to
    average net assets                          3.35%
  Portfolio turnover rate                        69%
  Ratio of operating expenses to average
    net assets with waivers and/or
    expense reimbursements                     1.12%(a)

* The financial information for the fiscal periods through May 14, 1999 reflect the financial information for the Pacific Horizon Capital Income Fund A Shares, which were reorganized into the Convertible Securities Investor A Shares as of May 21, 1999. Prior to May 21, 1999, the Fund's investment adviser was Bank of America National Trust and Savings Association. Effective May 21, 1999, its investment adviser became Banc of America Advisors, LLC and its investment sub-adviser became Banc of America Capital Management, LLC.
+ Annualized
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
# Per share net investment income has been calculated using the monthly average shares method.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

NATIONS CONVERTIBLE SECURITIES FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                              YEAR ENDED           YEAR ENDED          PERIOD ENDED         PERIOD ENDED
  INVESTOR B SHARES*                           03/31/02#            03/31/01             03/31/00#            05/14/99
  OPERATING PERFORMANCE:
  Net asset value, beginning of period          $15.92               $22.06               $18.27               $17.30
  Net investment income                          0.45                 0.35                 0.44                 0.09
  Net realized and unrealized gain/(loss)
    on investments                              (0.03)               (2.00)                5.12                 0.96
  Net increase/(decrease) in net asset
    value from operations                        0.42                (1.65)                5.56                 1.05
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.41)               (0.45)               (0.36)               (0.08)
  Distributions from net realized capital
    gains                                       (0.05)               (4.04)               (1.41)                 --
  Total dividends and distributions             (0.46)               (4.49)               (1.77)               (0.08)
  Net asset value, end of period                $15.88               $15.92               $22.06               $18.27
  TOTAL RETURN++                                 2.68%               (8.49)%              32.76%                6.10%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)          $90,408              $49,763              $11,175              $4,000
  Ratio of operating expenses to average
    net assets                                2.00%(a)(b)          1.99%(a)(b)           1.97%+(b)             2.06%+
  Ratio of net investment income to
    average net assets                           2.78%                2.08%               1.21%+               2.34%+
  Portfolio turnover rate                         50%                  73%                  65%                  16%
  Ratio of operating expenses to average
    net assets with waivers and/or
    expense reimbursements                     2.00%(a)             2.00%(a)              1.98%+               2.08%+

                                              PERIOD ENDED
  INVESTOR B SHARES*                           02/28/99**
  OPERATING PERFORMANCE:
  Net asset value, beginning of period           $17.67
  Net investment income                           0.22
  Net realized and unrealized gain/(loss)
    on investments                               (0.17)
  Net increase/(decrease) in net asset
    value from operations                         0.05
  LESS DISTRIBUTIONS:
  Dividends from net investment income           (0.24)
  Distributions from net realized capital
    gains                                        (0.18)
  Total dividends and distributions              (0.42)
  Net asset value, end of period                 $17.30
  TOTAL RETURN++                                  0.44%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)           $3,000
  Ratio of operating expenses to average
    net assets                                  1.96%+(a)
  Ratio of net investment income to
    average net assets                           2.14%+
  Portfolio turnover rate                          66%
  Ratio of operating expenses to average
    net assets with waivers and/or
    expense reimbursements                      1.97%+(a)

* The financial information for the fiscal periods through May 14, 1999 reflect the financial information for the Pacific Horizon Capital Income Fund B Shares, which were reorganized into the Convertible Securities Investor B Shares as of May 21, 1999. Prior to May 21, 1999, the Fund's investment adviser was Bank of America National Trust and Savings Association. Effective May 21, 1999, its investment adviser became Banc of America Advisors, LLC and its investment sub-adviser became Banc of America Capital Management, LLC.
** Convertible Securities Investor B Shares commenced operations on July 15,
1998.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
# Per share net investment income has been calculated using the monthly average shares method.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

NATIONS CONVERTIBLE SECURITIES FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                             YEAR ENDED        YEAR ENDED       PERIOD ENDED      PERIOD ENDED       YEAR ENDED
  INVESTOR C SHARES*                         03/31/02#          03/31/01         03/31/00#          05/14/99          02/28/99
  OPERATING PERFORMANCE:
  Net asset value, beginning of period         $16.08            $22.23            $18.35            $17.37            $17.24
  Net investment income                         0.45              0.35              0.38              0.10              0.40
  Net realized and unrealized gain/(loss)
    on investments                             (0.03)            (2.02)             5.22              0.97              0.31
  Net increase/(decrease) in net asset
    value from operations                       0.42             (1.67)             5.60              1.07              0.71
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.41)            (0.44)            (0.31)            (0.09)            (0.40)
  Distributions from net realized capital
    gains                                      (0.05)            (4.04)            (1.41)              --              (0.18)
  Total dividends and distributions            (0.46)            (4.48)            (1.72)            (0.09)            (0.58)
  Net asset value, end of period               $16.04            $16.08            $22.23            $18.35            $17.37
  TOTAL RETURN++                               2.66%            (8.50)%            32.81%            6.17%             4.29%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)        $20,370            $9,827            $3,033            $4,000            $4,000
  Ratio of operating expenses to average
    net assets                              2.00%(a)(b)       1.99%(a)(b)        1.97%+(b)           1.80%+           1.65%(a)
  Ratio of net investment income to
    average net assets                         2.78%             2.08%             1.21%+            2.56%+            2.45%
  Portfolio turnover rate                       50%               73%               65%               16%               66%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                    2.00%(a)          2.00%(a)           1.98%+            2.07%+           1.91%(a)

                                              YEAR ENDED
  INVESTOR C SHARES*                           02/28/98
  OPERATING PERFORMANCE:
  Net asset value, beginning of period          $17.30
  Net investment income                          0.48
  Net realized and unrealized gain/(loss)
    on investments                               2.89
  Net increase/(decrease) in net asset
    value from operations                        3.37
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.48)
  Distributions from net realized capital
    gains                                       (2.95)
  Total dividends and distributions             (3.43)
  Net asset value, end of period                $17.24
  TOTAL RETURN++                                20.97%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)          $3,000
  Ratio of operating expenses to average
    net assets                                  1.60%
  Ratio of net investment income to
    average net assets                          2.85%
  Portfolio turnover rate                        69%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                      1.86%

* The financial information for the fiscal periods through May 14, 1999 reflect the financial information for the Pacific Horizon Capital Income Fund K Shares, which were reorganized into the Convertible Securities Investor C Shares as of May 21, 1999. Prior to May 21, 1999, the Fund's investment adviser was Bank of America National Trust and Savings Association. Effective May 21, 1999, its investment adviser became Banc of America Advisors, LLC and its investment sub-adviser became Banc of America Capital Management, LLC.
+ Annualized
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
# Per share net investment income has been calculated using the monthly average shares method.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

NATIONS ASSET ALLOCATION FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           YEAR ENDED     YEAR ENDED    PERIOD ENDED   PERIOD ENDED    YEAR ENDED     YEAR ENDED
  INVESTOR A SHARES*                        03/31/02#      03/31/01#      03/31/00#      05/14/99        2/28/98        2/28/99
  OPERATING PERFORMANCE:
  Net asset value, beginning of period       $20.32         $24.35         $23.40         $22.50         $21.41         $19.40
  Net investment income                       0.39           0.50           0.43           0.10           0.55           0.52
  Net realized and unrealized gain/(loss)
    on investments                           (0.40)         (2.82)          1.59           0.91           2.48           3.72
  Net increase/(decrease) in net asset
    value from operations                    (0.01)         (2.32)          2.02           1.01           3.03           4.24
  LESS DISTRIBUTIONS:
  Dividends from net investment income       (0.36)         (0.50)         (0.35)         (0.11)         (0.45)         (0.47)
  Distributions from net realized capital
    gains                                    (0.03)         (1.21)         (0.72)           --           (1.49)         (1.76)
  Total dividends and distributions          (0.39)         (1.71)         (1.07)         (0.11)         (1.94)         (2.23)
  Net asset value, end of period             $19.92         $20.32         $24.35         $23.40         $22.50         $21.41
  TOTAL RETURN++                             (0.05)%       (10.05)%         8.99%          4.50%         14.72%         23.07%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)      $223,579       $231,520        $83,412        $72,000        $72,000        $49,000
  Ratio of operating expenses to average
    net assets                              1.28%(a)      1.23%(a)(b)   1.20%+(a)(b)      1.18%+          0.94%          1.03%
  Ratio of net investment income to
    average net assets                        1.85%          2.20%         1.60%+         2.01%+          2.64%          2.67%
  Portfolio turnover rate                     226%            88%            84%            20%           114%            67%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                  1.28%(a)       1.25%(a)       1.27%+(a)       1.20%+          0.94%          1.09%

                                            YEAR ENDED
  INVESTOR A SHARES*                         2/28/97**
  OPERATING PERFORMANCE:
  Net asset value, beginning of period        $17.52
  Net investment income                        0.48
  Net realized and unrealized gain/(loss)
    on investments                             2.50
  Net increase/(decrease) in net asset
    value from operations                      2.98
  LESS DISTRIBUTIONS:
  Dividends from net investment income        (0.46)
  Distributions from net realized capital
    gains                                     (0.64)
  Total dividends and distributions           (1.10)
  Net asset value, end of period              $19.40
  TOTAL RETURN++                              17.64%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)        $35,000
  Ratio of operating expenses to average
    net assets                                 1.25%
  Ratio of net investment income to
    average net assets                         2.59%
  Portfolio turnover rate                      116%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                     1.94%

* The financial information for the fiscal periods through May 14, 1999 reflect the financial information for the Pacific Horizon Asset Allocation Fund A Shares, which were reorganized into the Asset Allocation Investor A Shares as of May 21, 1999. Prior to May 21, 1999, the Fund's investment adviser was Bank of America National Trust and Savings Association. Effective May 21, 1999, its investment adviser became Banc of America Advisors, LLC and its investment sub-adviser became Banc of America Capital Management, LLC.
** As of July 22, 1996, the Fund designated the existing series of shares as "A" Shares.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
# Per share net investment income has been calculated using the monthly average shares method.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

NATIONS ASSET ALLOCATION FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                              YEAR ENDED           YEAR ENDED          PERIOD ENDED         PERIOD ENDED
  INVESTOR B SHARES*                           03/31/02#            03/31/01#            03/31/00#            05/14/99
  OPERATING PERFORMANCE:
  Net asset value, beginning of period          $20.22               $24.24               $23.32               $22.45
  Net investment income                          0.23                 0.33                 0.47                 0.06
  Net realized and unrealized gain/(loss)
    on investments                              (0.39)               (2.81)                1.39                 0.89
  Net increase/(decrease) in net asset
    value from operations                       (0.16)               (2.48)                1.86                 0.95
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.22)               (0.33)               (0.22)               (0.08)
  Distributions from net realized capital
    gains                                       (0.03)               (1.21)               (0.72)                 --
  Total dividends and distributions             (0.25)               (1.54)               (0.94)               (0.08)
  Net asset value, end of period                $19.81               $20.22               $24.24               $23.32
  TOTAL RETURN++                                (0.77)%             (10.73)%               8.31%                4.26%
  RATIOS TO AVERAGE NET ASSETS/
    SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)         $124,983             $104,745             $121,644              $10,000
  Ratio of operating expenses to average
    net assets                                 2.03%(a)            1.98%(a)(b)         1.95%+(a)(b)            1.95%+
  Ratio of net investment income to
    average net assets                           1.10%                1.45%               0.85%+               1.26%+
  Portfolio turnover rate                        226%                  88%                  84%                  20%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                     2.03%(a)             2.00%(a)             2.02%+(a)             1.97%+

                                              PERIOD ENDED
  INVESTOR B SHARES*                           02/28/99**
  OPERATING PERFORMANCE:
  Net asset value, beginning of period           $23.17
  Net investment income                           0.22
  Net realized and unrealized gain/(loss)
    on investments                                0.75
  Net increase/(decrease) in net asset
    value from operations                         0.97
  LESS DISTRIBUTIONS:
  Dividends from net investment income           (0.20)
  Distributions from net realized capital
    gains                                        (1.49)
  Total dividends and distributions              (1.69)
  Net asset value, end of period                 $22.45
  TOTAL RETURN++                                  4.59%
  RATIOS TO AVERAGE NET ASSETS/
    SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)           $6,000
  Ratio of operating expenses to average
    net assets                                   1.74%+
  Ratio of net investment income to
    average net assets                           1.92%+
  Portfolio turnover rate                         114%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                       1.74%+

* The financial information for the fiscal periods through May 14, 1999 reflect the financial information for the Pacific Horizon Asset Allocation Fund B Shares, which were reorganized into the Asset Allocation Investor B Shares as of May 21, 1999. Prior to May 21, 1999, the Fund's investment adviser was Bank of America National Trust and Savings Association. Effective May 21, 1999, its investment adviser became Banc of America Advisors, LLC and its investment sub-adviser became Banc of America Capital Management, LLC.
** Asset Allocation Investor B Shares commenced operations on July 15, 1998.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
# Per share net investment income has been calculated using the monthly average shares method.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

NATIONS ASSET ALLOCATION FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           YEAR ENDED     YEAR ENDED    PERIOD ENDED   PERIOD ENDED    YEAR ENDED     YEAR ENDED
  INVESTOR C SHARES*                        03/31/02#      03/31/01#      03/31/00#      05/14/99       02/28/99       02/28/98
  OPERATING PERFORMANCE:
  Net asset value, beginning of period       $20.22         $24.27         $23.33         $22.45         $21.36         $19.40
  Net investment income                       0.24           0.33           0.42           0.05           0.44           0.41
  Net realized and unrealized gain/(loss)
    on investments                           (0.38)         (2.82)          1.43           0.92           2.49           3.66
  Net increase/(decrease) in net asset
    value from operations                    (0.14)         (2.49)          1.85           0.97           2.93           4.07
  LESS DISTRIBUTIONS:
  Dividends from net investment income       (0.21)         (0.33)         (0.19)         (0.09)         (0.35)         (0.36)
  Distributions from net realized capital
    gains                                    (0.03)         (1.21)         (0.72)           --           (1.49)         (1.75)
  Total dividends and distributions          (0.24)         (1.54)         (0.91)         (0.09)         (1.84)         (2.11)
  Net asset value, end of period             $19.84         $20.24         $24.27         $23.33         $22.45         $21.36
  TOTAL RETURN++                             (0.78)%       (10.74)%         8.24%          4.31%         14.23%         22.10%
  RATIOS TO AVERAGE NET ASSETS/
    SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)       $3,220         $2,532         $2,305         $2,000         $2,000         $2,000
  Ratio of operating expenses to average
    net assets                              2.03%(a)      1.98%(a)(b)   1.95%+(a)(b)      1.67%+          1.44%          1.52%
  Ratio of net investment income to
    average net assets                        1.10%          1.45%         0.85%+         1.52%+          2.14%          2.17%
  Portfolio turnover rate                     226%            88%            84%            20%           114%            67%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                  2.03%(a)       2.00%(a)       2.02%+(a)       1.96%+          1.69%          1.58%

                                           PERIOD ENDED
  INVESTOR C SHARES*                        02/28/97**
  OPERATING PERFORMANCE:
  Net asset value, beginning of period        $17.23
  Net investment income                        0.19
  Net realized and unrealized gain/(loss)
    on investments                             2.80
  Net increase/(decrease) in net asset
    value from operations                      2.99
  LESS DISTRIBUTIONS:
  Dividends from net investment income        (0.18)
  Distributions from net realized capital
    gains                                     (0.64)
  Total dividends and distributions           (0.82)
  Net asset value, end of period              $19.40
  TOTAL RETURN++                              17.69%
  RATIOS TO AVERAGE NET ASSETS/
    SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)        $1,000
  Ratio of operating expenses to average
    net assets                                1.94%+
  Ratio of net investment income to
    average net assets                        2.31%+
  Portfolio turnover rate                      116%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                    3.26%+

* The financial information for the fiscal periods through May 14, 1999 reflect the financial information for the Pacific Horizon Asset Allocation Fund K Shares, which were reorganized into the Asset Allocation Investor C Shares as of May 21, 1999. Prior to May 21, 1999, the Fund's investment adviser was Bank of America National Trust and Savings Association. Effective May 21, 1999, its investment adviser became Banc of America Advisors, LLC and its investment sub-adviser became Banc of America Capital Management, LLC.
** Asset Allocation Investor C Shares commenced operations on November 11, 1996. + Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
# Per share net investment income has been calculated using the monthly average shares method.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

NATIONS CLASSIC VALUE FUND

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                  PERIOD ENDED
             INVESTOR A SHARES                                     03/31/02*#
  Net asset value, beginning of period                               $10.00
  Net investment income                                               0.10
  Net realized and unrealized gain/(loss)
    on investments                                                    2.09
  Net increase/(decrease) in net asset
    value from operations                                             2.19
  LESS DISTRIBUTIONS:
  Dividends from net investment income                               (0.03)
  Distributions from net realized capital
    gains                                                            (0.10)
  Total dividends and distributions                                  (0.13)
  Net asset value, end of period                                     $12.06
  TOTAL RETURN++                                                     22.00%
  RATIOS TO AVERAGE NET ASSETS/
    SUPPLEMENTAL DATA:
  Net asset at end of period (in 000's)                             $17,128
  Ratio of operating expenses to average
    net assets                                                     1.29%+(a)
  Ratio of net investment income to
    average net assets                                               0.81%+
  Portfolio turnover rate                                             42%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                                         1.29%+(a)

* Classic Value Investor A Shares commenced operations on April 16, 2001.
+ Annualized.
++Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
# Per share net investment income has been calculated using the monthly average shares method.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

NATIONS CLASSIC VALUE FUND

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                  PERIOD ENDED
             INVESTOR B SHARES                                     03/31/02*#
  Net asset value, beginning of period                               $10.00
  Net investment income                                              0.00##
  Net realized and unrealized gain/(loss)
    on investments                                                    2.10
  Net increase/(decrease) in net asset
    value from operations                                             2.10
  LESS DISTRIBUTIONS:
  Dividends from net investment income                              (0.00)##
  Distributions from net realized capital
    gains                                                            (0.10)
  Total dividends and distributions                                  (0.10)
  Net asset value, end of period                                     $12.00
  TOTAL RETURN++                                                     21.08%
  RATIOS TO AVERAGE NET ASSETS/
    SUPPLEMENTAL DATA:
  Net asset at end of period (in 000's)                             $36,511
  Ratio of operating expenses to average
    net assets                                                     2.04%+(a)
  Ratio of net investment income to
    average net assets                                               0.06%+
  Portfolio turnover rate                                             42%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                                         2.04%+(a)

* Classic Value Investor B Shares commenced operations on April 16, 2001.
+ Annualized.
++Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charge.
# Per share net investment income has been calculated using the monthly average shares method.
## Amount represents less than $0.01 per share.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

NATIONS CLASSIC VALUE FUND

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                  PERIOD ENDED
  INVESTOR C SHARES                                                03/31/02*#
  Net asset value, beginning of period                               $10.00
  Net investment income                                               0.01
  Net realized and unrealized gain/(loss)
    on investments                                                    2.09
  Net increase/(decrease) in net asset
    value from operations                                             2.10
  LESS DISTRIBUTIONS:
  Dividends from net investment income                              (0.00)##
  Distributions from net realized capital
    gains                                                            (0.10)
  Total dividends and distributions                                  (0.10)
  Net asset value, end of period                                     $12.00
  TOTAL RETURN++                                                     21.08%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net asset at end of period (in 000's)                             $40,916
  Ratio of operating expenses to average
    net assets                                                     2.04%+(a)
  Ratio of net investment income to
    average net assets                                               0.06%+
  Portfolio turnover rate                                             42%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                                         2.04%+(a)

* Classic Value Investor C Shares commenced operations on April 16, 2001.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charge.
# Per share net investment income has been calculated using the monthly average shares method.
## Amount represents less than $0.01 per share.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

NATIONS VALUE FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  INVESTOR A SHARES                            03/31/02#            03/31/01             03/31/00#            03/31/99#
  OPERATING PERFORMANCE:
  Net asset value, beginning of year            $12.38               $16.24               $18.16               $19.92
  Net investment income                          0.09                 0.14                 0.07                 0.09
  Net realized and unrealized gain/(loss)
    on investments                               0.58                (0.43)               (0.07)                0.63
  Net increase/(decrease) in net asset
    value from operations                        0.67                (0.29)                0.00                 0.72
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.08)               (0.15)               (0.06)               (0.09)
  Distributions from net realized capital
    gains                                       (1.03)               (3.42)               (1.86)               (2.39)
  Total dividends and distributions             (1.11)               (3.57)               (1.92)               (2.48)
  Net asset value, end of year                  $11.94               $12.38               $16.24               $18.16
  TOTAL RETURN++                                 5.33%               (2.29)%              (0.47)%               3.96%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)            $58,144              $65,975              $94,256             $136,691
  Ratio of operating expenses to average
    net assets                                1.20%(a)(b)          1.19%(a)(b)          1.18%(a)(b)          1.19%(a)(b)
  Ratio of net investment income to
    average net assets                           0.77%                1.03%                0.40%                0.51%
  Portfolio turnover rate                        135%                 181%                  95%                  38%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                     1.20%(a)             1.19%(a)             1.18%(a)             1.19%(a)

                                               YEAR ENDED
  INVESTOR A SHARES                             03/31/98#
  OPERATING PERFORMANCE:
  Net asset value, beginning of year             $17.87
  Net investment income                           0.15
  Net realized and unrealized gain/(loss)
    on investments                                5.98
  Net increase/(decrease) in net asset
    value from operations                         6.13
  LESS DISTRIBUTIONS:
  Dividends from net investment income           (0.14)
  Distributions from net realized capital
    gains                                        (3.94)
  Total dividends and distributions              (4.08)
  Net asset value, end of year                   $19.92
  TOTAL RETURN++                                 38.22%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)            $149,167
  Ratio of operating expenses to average
    net assets                                  1.20%(a)
  Ratio of net investment income to
    average net assets                            0.79%
  Portfolio turnover rate                          79%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                      1.20%(a)

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
# Per share net investment income has been calculated using the monthly average shares method.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

NATIONS VALUE FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  INVESTOR B SHARES                            03/31/02#            03/31/01             03/31/00#            03/31/99#
  OPERATING PERFORMANCE:
  Net asset value, beginning of year            $12.13               $16.00               $18.00               $19.81
  Net investment income/(loss)                  0.00##                0.04                (0.06)               (0.05)
  Net realized and unrealized gain/(loss)
    on investments                               0.59                (0.43)               (0.08)                0.63
  Net increase/(decrease) in net asset
    value from operations                        0.59                (0.39)               (0.14)                0.58
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.03)               (0.06)              (0.00)##                --
  Distributions from net realized capital
    gains                                       (1.03)               (3.42)               (1.86)               (2.39)
  Total dividends and distributions             (1.06)               (3.48)               (1.86)               (2.39)
  Net asset value, end of year                  $11.66               $12.13               $16.00               $18.00
  TOTAL RETURN++                                 4.66%               (3.05)%              (1.24)%               3.11%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)            $80,162              $93,064             $124,000             $154,025
  Ratio of operating expenses to average
    net assets                                1.95%(a)(b)          1.94%(a)(b)          1.93%(a)(b)          1.94%(a)(b)
  Ratio of net investment income/(loss)
    to average net assets                        0.02%                0.28%               (0.35)%              (0.24)%
  Portfolio turnover rate                        135%                 181%                  95%                  38%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                     1.95%(a)             1.94%(a)             1.93%(a)             1.94%(a)

                                               YEAR ENDED
  INVESTOR B SHARES                             03/31/98#
  OPERATING PERFORMANCE:
  Net asset value, beginning of year             $17.81
  Net investment income/(loss)                    0.02
  Net realized and unrealized gain/(loss)
    on investments                                5.96
  Net increase/(decrease) in net asset
    value from operations                         5.98
  LESS DISTRIBUTIONS:
  Dividends from net investment income           (0.04)
  Distributions from net realized capital
    gains                                        (3.94)
  Total dividends and distributions              (3.98)
  Net asset value, end of year                   $19.81
  TOTAL RETURN++                                 37.29%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)            $149,635
  Ratio of operating expenses to average
    net assets                                  1.87%(a)
  Ratio of net investment income/(loss)
    to average net assets                         0.12%
  Portfolio turnover rate                          79%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                      1.87%(a)

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
# Per share net investment income has been calculated using the monthly average shares method.
## Amount represents less than $0.01 per share.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

NATIONS VALUE FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  INVESTOR C SHARES                            03/31/02#            03/31/01             03/31/00#            03/31/99#
  OPERATING PERFORMANCE:
  Net asset value, beginning of year            $12.13               $15.99               $17.98               $19.75
  Net investment income/(loss)                  0.00##                0.04                (0.06)               (0.02)
  Net realized and unrealized gain/(loss)
    on investments                               0.58                (0.42)               (0.07)                0.65
  Net increase/(decrease) in net asset
    value from operations                        0.58                (0.38)               (0.13)                0.63
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.03)               (0.06)              (0.00)##              (0.01)
  Distributions from net realized capital
    gains                                       (1.03)               (3.42)               (1.86)               (2.39)
  Total dividends and distributions             (1.06)               (3.48)               (1.86)               (2.40)
  Net asset value, end of year                  $11.65               $12.13               $15.99               $17.98
  TOTAL RETURN++                                 4.58%               (2.98)%              (1.18)%               3.39%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)            $7,496               $8,479               $10,042              $12,106
  Ratio of operating expenses to average
    net assets                                1.95%(a)(b)          1.94%(a)(b)          1.93%(a)(b)          1.70%(a)(b)
  Ratio of net investment income/(loss)
    to average net assets                        0.02%                0.28%               (0.32)%               0.00%
  Portfolio turnover rate                        135%                 181%                  95%                  38%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                     1.95%(a)             1.94%(a)             1.93%(a)             1.94%(a)

                                               YEAR ENDED
  INVESTOR C SHARES                             03/31/98#
  OPERATING PERFORMANCE:
  Net asset value, beginning of year             $17.75
  Net investment income/(loss)                    0.04
  Net realized and unrealized gain/(loss)
    on investments                                5.95
  Net increase/(decrease) in net asset
    value from operations                         5.99
  LESS DISTRIBUTIONS:
  Dividends from net investment income           (0.05)
  Distributions from net realized capital
    gains                                        (3.94)
  Total dividends and distributions              (3.99)
  Net asset value, end of year                   $19.75
  TOTAL RETURN++                                 37.55%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)             $13,969
  Ratio of operating expenses to average
    net assets                                  1.78%(a)
  Ratio of net investment income/(loss)
    to average net assets                         0.21%
  Portfolio turnover rate                          79%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                      1.78%(a)

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
# Per share net investment income has been calculated using the monthly average shares method.
## Amount represents less than $0.01 per share.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

NATIONS LARGECAP VALUE FUND

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                  PERIOD ENDED
  INVESTOR A SHARES                                                03/31/02*#
  Net asset value, beginning of period                               $10.00
  Net investment income                                               0.07
  Net realized and unrealized gain/(loss)
    on investments                                                    0.63
  Net increase/(decrease) in net asset
    value from operations                                             0.70
  LESS DISTRIBUTIONS:
  Dividends from net investment income                               (0.01)
  Net asset value, end of period                                     $10.69
  TOTAL RETURN++                                                     7.03%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets at end of period (in 000's)                              $315
  Ratio of operating expenses to average
    net assets                                                     1.32%+(a)
  Ratio of net investment income to
    average net assets                                               0.63%+
  Portfolio turnover rate                                             24%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                                         6.56%+(a)

* LargeCap Value Investor A Shares commenced operations on November 20, 2001.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
# Per share net investment income has been calculated using the monthly average shares method.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

NATIONS LARGECAP VALUE FUND

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                  PERIOD ENDED
             INVESTOR B SHARES                                     03/31/02*#
  Net asset value, beginning of period                               $10.00
  Net investment income/(loss)                                       0.00##
  Net realized and unrealized gain/(loss)
    on investments                                                    0.67
  Net increase/(decrease) in net asset
    value from operations                                             0.67
  LESS DISTRIBUTIONS:
  Dividends from net investment income                              (0.00)##
  Net asset value, end of period                                     $10.67
  TOTAL RETURN++                                                     6.74%
  RATIOS TO AVERAGE NET ASSETS/
    SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                                $290
  Ratio of operating expenses to average
    net assets                                                     2.07%+(a)
  Ratio of net investment income/(loss)
    to average net assets                                           (0.12)%+
  Portfolio turnover rate                                             24%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                                         7.31%+(a)

* LargeCap Value Investor B Shares commenced operations on November 20, 2001.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
# Per share net investment income has been calculated using the monthly average shares method.
## Amount represents less than $0.01 per share.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

NATIONS LARGECAP VALUE FUND

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                  PERIOD ENDED
             INVESTOR C SHARES                                     03/31/02*#
  Net asset value, beginning of period                               $10.00
  Net investment income/(loss)                                       0.00##
  Net realized and unrealized gain/(loss)
    on investments                                                    0.67
  Net increase/(decrease) in net asset
    value from operations                                             0.67
  LESS DISTRIBUTIONS:
  Dividends from net investment income                              (0.00)##
  Net asset value, end of period                                     $10.67
  TOTAL RETURN++                                                     6.74%
  RATIOS TO AVERAGE NET ASSETS/
    SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                                $21
  Ratio of operating expenses to average
    net assets                                                     2.07%+(a)
  Ratio of net investment income/(loss)
    to average net assets                                           (0.12)%+
  Portfolio turnover rate                                             24%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                                         7.31%+(a)

* LargeCap Value Investor C Shares commenced operations on November 20, 2001.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
# Per share net investment income has been calculated using the monthly average shares method.
## Amount represents less than $0.01 per share.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

NATIONS MIDCAP VALUE FUND

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                  PERIOD ENDED
  INVESTOR A SHARES                                                03/31/02*#
  Net asset value, beginning of period                               $10.00
  Net investment income                                               0.04
  Net realized and unrealized gain/(loss)
    on investments                                                    1.30
  Net increase/(decrease) in net asset
    value from operations                                             1.34
  LESS DISTRIBUTIONS:
  Dividends from net investment income                               (0.04)
  Net asset value, end of period                                     $11.30
  TOTAL RETURN++                                                     13.37%
  RATIOS TO AVERAGE NET ASSETS/
    SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                                $573
  Ratio of operating expenses to average
    net assets                                                     1.50%+(a)
  Ratio of net investment income to
    average net assets                                               0.39%+
  Portfolio turnover rate                                             19%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                                         2.28%+(a)

* MidCap Value Investor A Shares commenced operations on November 20, 2001.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
# Per share net investment income has been calculated using the monthly average shares method.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

NATIONS MIDCAP VALUE FUND

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                  PERIOD ENDED
  INVESTOR B SHARES                                                03/31/02*#
  Net asset value, beginning of period                               $10.00
  Net investment income/(loss)                                       (0.04)
  Net realized and unrealized gain/(loss)
    on investments                                                    1.35
  Net increase/(decrease) in net asset
    value from operations                                             1.31
  LESS DISTRIBUTIONS:
  Dividends from net investment income                               (0.02)
  Net asset value, end of period                                     $11.29
  TOTAL RETURN++                                                     13.14%
  RATIOS TO AVERAGE NET ASSETS/
    SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                                $524
  Ratio of operating expenses to average
    net assets                                                     2.25%+(a)
  Ratio of net investment income/(loss)
    to average net assets                                           (0.36)%+
  Portfolio turnover rate                                             19%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                                         3.03%+(a)

* MidCap Value Investor B Shares commenced operations on November 20, 2001.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
# Per share net investment income has been calculated using the monthly average shares method.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

NATIONS MIDCAP VALUE FUND

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                  PERIOD ENDED
  INVESTOR C SHARES                                                03/31/02*#
  Net asset value, beginning of period                               $10.00
  Net investment income/(loss)                                       (0.05)
  Net realized and unrealized gain/(loss)
    on investments                                                    1.36
  Net increase/(decrease) in net asset
    value from operations                                             1.31
  LESS DISTRIBUTIONS:
  Dividends from net investment income                              (0.00)##
  Net asset value, end of period                                     $11.31
  TOTAL RETURN++                                                     13.10%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                                $93
  Ratio of operating expenses to average
    net assets                                                     2.25%+(a)
  Ratio of net investment income/(loss)
    to average net assets                                           (0.36)%+
  Portfolio turnover rate                                             19%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                                         3.03%+(a)

* MidCap Value Investor C Shares commenced operations on November 20, 2001.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
# Per share net investment income/(loss) has been calculated using the monthly average shares method.
## Amount represents less than $0.01 per share.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

NATIONS STRATEGIC GROWTH FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    YEAR ENDED                       YEAR ENDED
  INVESTOR A SHARES                                  03/31/02#                        03/31/01
  OPERATING PERFORMANCE:
  Net asset value, beginning of period                $12.44                           $16.98
  Net investment income/(loss)                        (0.01)                           (0.04)
  Net realized and unrealized gain/(loss)
    on investments                                    (0.11)                           (4.47)
  Net increase/(decrease) in net asset
    value from operations                             (0.12)                           (4.51)
  LESS DISTRIBUTIONS:
  Dividends from net investment income                (0.01)                             --
  Distributions from net realized capital
    gains                                               --                             (0.03)
  Total dividends and distributions                   (0.01)                           (0.03)
  Net asset value, end of period                      $12.31                           $12.44
  TOTAL RETURN++                                      (0.97)%                         (26.62)%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                $26,742                          $11,895
  Ratio of operating expenses to average
    net assets                                       1.19%(a)                        1.19%(a)(b)
  Ratio of net investment income/(loss)
    to average net assets                             (0.05)%                          (0.34)%
  Portfolio turnover rate                               71%                              56%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                           1.19%(a)                         1.19%(a)

                                                    PERIOD ENDED
  INVESTOR A SHARES                                  03/31/00*#
  OPERATING PERFORMANCE:
  Net asset value, beginning of period                 $13.88
  Net investment income/(loss)                         (0.03)
  Net realized and unrealized gain/(loss)
    on investments                                      3.19
  Net increase/(decrease) in net asset
    value from operations                               3.16
  LESS DISTRIBUTIONS:
  Dividends from net investment income                   --
  Distributions from net realized capital
    gains                                              (0.06)
  Total dividends and distributions                    (0.06)
  Net asset value, end of period                       $16.98
  TOTAL RETURN++                                       22.86%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                 $5,503
  Ratio of operating expenses to average
    net assets                                         1.22%+
  Ratio of net investment income/(loss)
    to average net assets                             (0.35)%+
  Portfolio turnover rate                                23%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                             1.22%+

* Strategic Growth Fund Investor A Shares commenced operations on August 2,
1999.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
# Per share net investment income/(loss) has been calculated using the monthly average shares method.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/ or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

NATIONS STRATEGIC GROWTH FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    YEAR ENDED                       YEAR ENDED
  INVESTOR B SHARES                                  03/31/02#                        03/31/01
  OPERATING PERFORMANCE:
  Net asset value, beginning of period                $12.29                           $16.90
  Net investment income/(loss)                        (0.10)                           (0.14)
  Net realized and unrealized gain/(loss)
    on investments                                    (0.12)                           (4.44)
  Net increase/(decrease) in net asset
    value from operations                             (0.22)                           (4.58)
  LESS DISTRIBUTIONS:
  Dividends from net investment income               (0.00)##                            --
  Distributions from net realized capital
    gains                                               --                             (0.03)
  Total dividends and distributions                  (0.00)##                          (0.03)
  Net asset value, end of period                      $12.07                           $12.29
  TOTAL RETURN++                                      (1.78)%                         (27.16)%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                $8,358                           $6,758
  Ratio of operating expenses to average
    net assets                                       1.94%(a)                        1.94%(a)(b)
  Ratio of net investment income/(loss)
    to average net assets                             (0.80)%                          (1.09)%
  Portfolio turnover rate                               71%                              56%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                           1.94%(a)                         1.94%(a)

                                                    PERIOD ENDED
  INVESTOR B SHARES                                  03/31/00*#
  OPERATING PERFORMANCE:
  Net asset value, beginning of period                 $13.88
  Net investment income/(loss)                         (0.10)
  Net realized and unrealized gain/(loss)
    on investments                                      3.18
  Net increase/(decrease) in net asset
    value from operations                               3.08
  LESS DISTRIBUTIONS:
  Dividends from net investment income                   --
  Distributions from net realized capital
    gains                                              (0.06)
  Total dividends and distributions                    (0.06)
  Net asset value, end of period                       $16.90
  TOTAL RETURN++                                       22.29%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                 $4,934
  Ratio of operating expenses to average
    net assets                                         1.97%+
  Ratio of net investment income/(loss)
    to average net assets                             (1.10)%+
  Portfolio turnover rate                                23%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                             1.97%+

* Strategic Growth Fund Investor B Shares commenced operations on August 2, 1999. + Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
# Per share net investment income has been calculated using the monthly average shares method.
## Amount represents less than $0.01 per share.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

NATIONS STRATEGIC GROWTH FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    YEAR ENDED                       YEAR ENDED
  INVESTOR C SHARES                                  03/31/02#                        03/31/01
  OPERATING PERFORMANCE:
  Net asset value, beginning of period                $12.30                           $16.92
  Net investment income/(loss)                        (0.10)                           (0.14)
  Net realized and unrealized gain/(loss)
    on investments                                    (0.12)                           (4.45)
  Net increase/(decrease) in net asset
    value from operations                             (0.22)                           (4.59)
  LESS DISTRIBUTIONS:
  Dividends from net investment income               (0.00)##                            --
  Distributions from net realized capital
    gains                                               --                             (0.03)
  Total dividends and distributions                  (0.00)##                          (0.03)
  Net asset value, end of period                      $12.08                           $12.30
  TOTAL RETURN++                                      (1.78)%                         (27.14)%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                $2,645                           $2,137
  Ratio of operating expenses to average
    net assets                                       1.94%(a)                        1.94%(a)(b)
  Ratio of net investment income/(loss)
    to average net assets                             (0.80)%                          (1.09)%
  Portfolio turnover rate                               71%                              56%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                           1.94%(a)                         1.94%(a)

                                                    PERIOD ENDED
  INVESTOR C SHARES                                  03/31/00*#
  OPERATING PERFORMANCE:
  Net asset value, beginning of period                 $13.88
  Net investment income/(loss)                         (0.10)
  Net realized and unrealized gain/(loss)
    on investments                                      3.20
  Net increase/(decrease) in net asset
    value from operations                               3.10
  LESS DISTRIBUTIONS:
  Dividends from net investment income                   --
  Distributions from net realized capital
    gains                                              (0.06)
  Total dividends and distributions                    (0.06)
  Net asset value, end of period                       $16.92
  TOTAL RETURN++                                       22.36%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                 $1,706
  Ratio of operating expenses to average
    net assets                                         1.97%+
  Ratio of net investment income/(loss)
    to average net assets                             (1.10)%+
  Portfolio turnover rate                                23%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                             1.97%+

* Strategic Growth Fund Investor C Shares commenced operations on August 2,
1999.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
# Per share net investment income has been calculated using the monthly average shares method.
## Amount represents less than $0.01 per share.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

NATIONS MARSICO GROWTH FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  INVESTOR A SHARES                            03/31/02#            03/31/01             03/31/00             03/31/99#
  OPERATING PERFORMANCE:
  Net asset value, beginning of period          $14.87               $21.62               $14.95               $12.02
  Net investment income/(loss)                  (0.09)               (0.05)               (0.11)               (0.03)
  Net realized and unrealized gain/(loss)
    on investments                              (0.06)               (6.54)                6.82                 2.97
  Net increase/(decrease) in net asset
    value from operations                       (0.15)               (6.59)                6.71                 2.94
  LESS DISTRIBUTIONS:
  Distributions from net realized capital
    gains                                         --                 (0.16)               (0.04)               (0.01)
  Net asset value, end of the period            $14.72               $14.87               $21.62               $14.95
  TOTAL RETURN++                                (1.01)%             (30.63)%              45.01%               24.38%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)         $217,963             $164,031             $175,859              $43,392
  Ratio of operating expenses to average
    net assets                                   1.39%                1.35%              1.48%(a)             1.50%(a)
  Ratio of net investment income/(loss)
    to average net assets                       (0.64)%              (0.28)%              (0.62)%              (0.20)%
  Portfolio turnover rate                         --                   --                 55%(c)                150%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                       1.39%                1.35%              1.48%(a)             1.50%(a)

                                              PERIOD ENDED
  INVESTOR A SHARES                            03/31/98*#
  OPERATING PERFORMANCE:
  Net asset value, beginning of period           $10.00
  Net investment income/(loss)                   0.00(b)
  Net realized and unrealized gain/(loss)
    on investments                                2.02
  Net increase/(decrease) in net asset
    value from operations                         2.02
  LESS DISTRIBUTIONS:
  Distributions from net realized capital
    gains                                          --
  Net asset value, end of the period             $12.02
  TOTAL RETURN++                                 20.20%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)           $1,141
  Ratio of operating expenses to average
    net assets                                  1.34%+(a)
  Ratio of net investment income/(loss)
    to average net assets                        0.13%+
  Portfolio turnover rate                          22%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                      2.22%+(a)

* Nations Marsico Growth Fund Investor A Shares commenced operations on December 31, 1997.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
# Per share net investment income has been calculated using the monthly average shares method.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) Amount represents less than $0.01 per share.
(c) Amount represents results prior to conversion to a master-feeder structure.

NATIONS MARSICO GROWTH FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  INVESTOR B SHARES                            03/31/02#            03/31/01             03/31/00             03/31/99#
  OPERATING PERFORMANCE:
  Net asset value, beginning of period          $14.55               $21.31               $14.85               $12.02
  Net investment income/(loss)                  (0.20)               (0.18)               (0.24)               (0.12)
  Net realized and unrealized gain/(loss)
    on investments                              (0.06)               (6.42)                6.74                 2.96
  Net increase/(decrease) in net asset
    value from operations                       (0.26)               (6.60)                6.50                 2.84
  LESS DISTRIBUTIONS:
  Distributions from net realized capital
    gains                                         --                 (0.16)               (0.04)               (0.01)
  Net asset value, end of period                $14.29               $14.55               $21.31               $14.85
  TOTAL RETURN++                                (1.79)%             (31.13)%              43.90%               23.55%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)         $209,503             $239,621             $305,607              $99,257
  Ratio of operating expenses to average
    net assets                                   2.14%                2.10%              2.23%(a)             2.25%(a)
  Ratio of net investment income/(loss)
    to average net assets                       (1.39)%              (1.03)%              (1.37)%              (0.95)%
  Portfolio turnover rate                         --                   --                 55%(b)                150%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                       2.14%                2.10%              2.23%(a)             2.25%(a)

                                              PERIOD ENDED
  INVESTOR B SHARES                            03/31/98*#
  OPERATING PERFORMANCE:
  Net asset value, beginning of period           $10.00
  Net investment income/(loss)                   (0.02)
  Net realized and unrealized gain/(loss)
    on investments                                2.04
  Net increase/(decrease) in net asset
    value from operations                         2.02
  LESS DISTRIBUTIONS:
  Distributions from net realized capital
    gains                                          --
  Net asset value, end of period                 $12.02
  TOTAL RETURN++                                 20.20%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)           $7,907
  Ratio of operating expenses to average
    net assets                                  2.09%+(a)
  Ratio of net investment income/(loss)
    to average net assets                       (0.62)%+
  Portfolio turnover rate                          22%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                      2.97%+(a)

* Nations Marsico Growth Fund Investor B Shares commenced operations on December 31, 1997.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
# Per share net investment income has been calculated using the monthly average shares method.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) Amount represents results prior to conversion to a master-feeder structure.

NATIONS MARSICO GROWTH FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  INVESTOR C SHARES                            03/31/02#            03/31/01             03/31/00             03/31/99#
  OPERATING PERFORMANCE:
  Net asset value, beginning of period          $14.57               $21.34               $14.86               $12.02
  Net investment income/(loss)                  (0.20)               (0.17)               (0.25)               (0.12)
  Net realized and unrealized gain/(loss)
    on investments                              (0.06)               (6.44)                6.77                 2.97
  Net increase/(decrease) in net asset
    value from operations                       (0.26)               (6.61)                6.52                 2.85
  LESS DISTRIBUTIONS:
  Distributions from net realized capital
    gains                                         --                 (0.16)               (0.04)               (0.01)
  Net asset value, end of period                $14.31               $14.57               $21.34               $14.86
  TOTAL RETURN++                                (1.78)%             (31.10)%              43.93%               23.63%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)          $31,886              $32,365              $34,785              $3,233
  Ratio of operating expenses to average
    net assets                                   2.14%                2.10%              2.23%(a)             2.25%(a)
  Ratio of net investment income/(loss)
    to average net assets                       (1.39)%              (1.03)%              (1.37)%              (0.95)%
  Portfolio turnover rate                         --                   --                 55%(b)                150%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                       2.14%                2.10%              2.23%(a)             2.25%(a)

                                              PERIOD ENDED
  INVESTOR C SHARES                            03/31/98*#
  OPERATING PERFORMANCE:
  Net asset value, beginning of period           $10.00
  Net investment income/(loss)                   (0.02)
  Net realized and unrealized gain/(loss)
    on investments                                2.04
  Net increase/(decrease) in net asset
    value from operations                         2.02
  LESS DISTRIBUTIONS:
  Distributions from net realized capital
    gains                                          --
  Net asset value, end of period                 $12.02
  TOTAL RETURN++                                 20.20%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)            $518
  Ratio of operating expenses to average
    net assets                                  2.09%+(a)
  Ratio of net investment income/(loss)
    to average net assets                       (0.62)%+
  Portfolio turnover rate                          22%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                      2.97%+(a)

* Nations Marsico Growth Fund Investor C Shares commenced operations on December 31, 1997.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
# Per share net investment income has been calculated using the monthly average shares method.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) Amount represents results prior to conversion to a master-feeder structure.

NATIONS CAPITAL GROWTH FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  INVESTOR A SHARES                            03/31/02#            03/31/01             03/31/00             03/31/99#
  OPERATING PERFORMANCE:
  Net asset value, beginning of year             $8.16               $14.43               $11.97               $13.26
  Net investment income/(loss)                  (0.03)               (0.07)               (0.08)               (0.03)
  Net realized and unrealized gain/(loss)
    on investments                              (0.22)               (3.84)                3.42                 1.58
  Net increase/(decrease) in net asset
    value from operations                       (0.25)               (3.91)                3.34                 1.55
  LESS DISTRIBUTIONS:
  Distributions from net realized capital
    gains                                       (0.26)               (2.36)               (0.88)               (2.84)
  Net asset value, end of year                   $7.65                $8.16               $14.43               $11.97
  TOTAL RETURN++                                (3.62)%             (30.91)%              29.41%               14.70%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)            $28,994              $32,519              $61,756              $52,987
  Ratio of operating expenses to average
    net assets                                1.22%(a)(b)          1.20%(a)(b)          1.21%(a)(b)           1.21%(a)
  Ratio of net investment income/(loss)
    to average net assets                       (0.37)%              (0.53)%              (0.63)%              (0.29)%
  Portfolio turnover rate                         65%                  96%                  39%                  39%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                     1.22%(a)             1.20%(a)             1.21%(a)             1.21%(a)

                                               YEAR ENDED
  INVESTOR A SHARES                             03/31/98#
  OPERATING PERFORMANCE:
  Net asset value, beginning of year             $11.67
  Net investment income/(loss)                   (0.01)
  Net realized and unrealized gain/(loss)
    on investments                                5.28
  Net increase/(decrease) in net asset
    value from operations                         5.27
  LESS DISTRIBUTIONS:
  Distributions from net realized capital
    gains                                        (3.68)
  Net asset value, end of year                   $13.26
  TOTAL RETURN++                                 53.83%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)             $43,380
  Ratio of operating expenses to average
    net assets                                 1.20%(a)(b)
  Ratio of net investment income/(loss)
    to average net assets                        (0.12)%
  Portfolio turnover rate                         113%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                      1.20%(a)

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
# Per share net investment income has been calculated using the monthly average shares method.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

NATIONS CAPITAL GROWTH FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  INVESTOR B SHARES                            03/31/02#            03/31/01             03/31/00             03/31/99#
  OPERATING PERFORMANCE:
  Net asset value, beginning of year             $7.51               $13.58               $11.39               $12.83
  Net investment income/(loss)                  (0.08)               (0.14)               (0.17)               (0.11)
  Net realized and unrealized gain/(loss)
    on investments                              (0.20)               (3.57)                3.24                 1.51
  Net increase/(decrease) in net asset
    value from operations                       (0.28)               (3.71)                3.07                 1.40
  LESS DISTRIBUTIONS:
  Distributions from net realized capital
    gains                                       (0.26)               (2.36)               (0.88)               (2.84)
  Net asset value, end of year                   $6.97                $7.51               $13.58               $11.39
  TOTAL RETURN++                                (4.35)%             (31.37)%              28.42%               13.86%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)            $37,767              $45,832              $75,844              $66,338
  Ratio of operating expenses to average
    net assets                                1.97%(a)(b)          1.95%(a)(b)          1.96%(a)(b)           1.96%(a)
  Ratio of net investment income/(loss)
    to average net assets                       (1.12)%              (1.28)%              (1.38)%              (1.04)%
  Portfolio turnover rate                         65%                  96%                  39%                  39%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                     1.97%(a)             1.95%(a)             1.96%(a)             1.96%(a)

                                               YEAR ENDED
  INVESTOR B SHARES                             03/31/98#
  OPERATING PERFORMANCE:
  Net asset value, beginning of year             $11.47
  Net investment income/(loss)                   (0.10)
  Net realized and unrealized gain/(loss)
    on investments                                5.14
  Net increase/(decrease) in net asset
    value from operations                         5.04
  LESS DISTRIBUTIONS:
  Distributions from net realized capital
    gains                                        (3.68)
  Net asset value, end of year                   $12.83
  TOTAL RETURN++                                 52.52%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)             $59,496
  Ratio of operating expenses to average
    net assets                                 1.95%(a)(b)
  Ratio of net investment income/(loss)
    to average net assets                        (0.87)%
  Portfolio turnover rate                         113%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                      1.95%(a)

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
# Per share net investment income has been calculated using the monthly average shares method.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

NATIONS CAPITAL GROWTH FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  INVESTOR C SHARES                            03/31/02#            03/31/01             03/31/00             03/31/99#
  OPERATING PERFORMANCE:
  Net asset value, beginning of year             $7.59               $13.70               $11.48               $12.92
  Net investment income/(loss)                  (0.08)               (0.13)               (0.16)               (0.11)
  Net realized and unrealized gain/(loss)
    on investments                              (0.20)               (3.62)                3.26                 1.51
  Net increase/(decrease) in net asset
    value from operations                       (0.28)               (3.75)                3.10                 1.40
  LESS DISTRIBUTIONS:
  Distributions from net realized capital
    gains                                       (0.26)               (2.36)               (0.88)               (2.84)
  Net asset value, end of year                   $7.05                $7.59               $13.70               $11.48
  TOTAL RETURN++                                (4.31)%             (31.38)%              28.46%               13.76%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)            $4,538               $3,338               $4,883               $3,862
  Ratio of operating expenses to average
    net assets                                1.97%(a)(b)          1.95%(a)(b)          1.96%(a)(b)           1.96%(a)
  Ratio of net investment income/(loss)
    to average net assets                       (1.12)%              (1.28)%              (1.38)%              (1.04)%
  Portfolio turnover rate                         65%                  96%                  39%                  39%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                     1.97%(a)             1.95%(a)             1.96%(a)             1.96%(a)

                                               YEAR ENDED
  INVESTOR C SHARES                             03/31/98#
  OPERATING PERFORMANCE:
  Net asset value, beginning of year             $11.50
  Net investment income/(loss)                   (0.08)
  Net realized and unrealized gain/(loss)
    on investments                                5.18
  Net increase/(decrease) in net asset
    value from operations                         5.10
  LESS DISTRIBUTIONS:
  Distributions from net realized capital
    gains                                        (3.68)
  Net asset value, end of year                   $12.92
  TOTAL RETURN++                                 53.02%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)             $6,176
  Ratio of operating expenses to average
    net assets                                 1.78%(a)(b)
  Ratio of net investment income/(loss)
    to average net assets                        (0.70)%
  Portfolio turnover rate                         113%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                      1.78%(a)

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
# Per share net investment income has been calculated using the monthly average shares method.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

NATIONS MARSICO FOCUSED EQUITIES
FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  INVESTOR A SHARES                            03/31/02#            03/31/01             03/31/00#            03/31/99#
  OPERATING PERFORMANCE:
  Net asset value, beginning of period          $15.31               $22.56               $16.73               $12.14
  Net investment income/(loss)                  (0.09)               (0.06)               (0.03)               (0.04)
  Net realized and unrealized gain/(loss)
    on investments                               0.55                (7.11)                6.09                 4.64
  Net increase/(decrease) in net asset
    value from operations                        0.46                (7.17)                6.06                 4.60
  LESS DISTRIBUTIONS:
  Distributions from net realized capital
    gains                                         --                 (0.08)               (0.23)               (0.01)
  Net asset value, end of period                $15.77               $15.31               $22.56               $16.73
  TOTAL RETURN++                                 3.00%              (31.80)%              36.62%               37.94%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)         $507,590             $491,437             $690,166             $238,137
  Ratio of operating expenses to average
    net assets                                   1.36%                1.34%              1.41%(a)             1.31%(a)
  Ratio of net investment income/(loss)
    to average net assets                       (0.58)%              (0.30)%              (0.60)%              (0.20)%
  Portfolio turnover rate                         --                   --                 53%(b)                177%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                       1.36%                1.34%              1.41%(a)             1.31%(a)

                                              PERIOD ENDED
  INVESTOR A SHARES                            03/31/98*#
  OPERATING PERFORMANCE:
  Net asset value, beginning of period           $10.00
  Net investment income/(loss)                   (0.01)
  Net realized and unrealized gain/(loss)
    on investments                                2.15
  Net increase/(decrease) in net asset
    value from operations                         2.14
  LESS DISTRIBUTIONS:
  Distributions from net realized capital
    gains                                          --
  Net asset value, end of period                 $12.14
  TOTAL RETURN++                                 21.40%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)           $6,056
  Ratio of operating expenses to average
    net assets                                  1.77%+(a)
  Ratio of net investment income/(loss)
    to average net assets                       (0.55)%+
  Portfolio turnover rate                          25%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                      1.77%+(a)

* Nations Marsico Focused Equities Fund Investor A Shares commenced operations on December 31, 1997.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
# Per share net investment income has been calculated using the monthly average shares method.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) Amount represents results prior to conversion to a master-feeder structure.

NATIONS MARSICO FOCUSED EQUITIES
FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  INVESTOR B SHARES                            03/31/02#            03/31/01             03/31/00#            03/31/99#
  OPERATING PERFORMANCE:
  Net asset value, beginning of period          $15.00               $22.26               $16.62               $12.13
  Net investment income/(loss)                  (0.20)               (0.20)               (0.09)               (0.12)
  Net realized and unrealized gain/(loss)
    on investments                               0.53                (6.98)                5.96                 4.62
  Net increase/(decrease) in net asset
    value from operations                        0.33                (7.18)                5.87                 4.50
  LESS DISTRIBUTIONS:
  Distributions from net realized capital
    gains                                         --                 (0.08)               (0.23)               (0.01)
  Net asset value, end of period                $15.33               $15.00               $22.26               $16.62
  TOTAL RETURN ++                                2.20%              (32.32)%              35.71%               37.15%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)         $679,688             $741,285            $1,003,840            $306,365
  Ratio of operating expenses to average
    net assets                                   2.11%                2.09%              2.16%(a)             2.06%(a)
  Ratio of net investment income/(loss)
    to average net assets                       (1.33)%              (1.05)%              (1.35)%              (0.95)%
  Portfolio turnover rate                         --                   --                 53%(b)                177%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                       2.11%                2.09%              2.16%(a)             2.06%(a)

                                              PERIOD ENDED
  INVESTOR B SHARES                            03/31/98*#
  OPERATING PERFORMANCE:
  Net asset value, beginning of period           $10.00
  Net investment income/(loss)                   (0.04)
  Net realized and unrealized gain/(loss)
    on investments                                2.17
  Net increase/(decrease) in net asset
    value from operations                         2.13
  LESS DISTRIBUTIONS:
  Distributions from net realized capital
    gains                                          --
  Net asset value, end of period                 $12.13
  TOTAL RETURN ++                                21.30%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)           $20,446
  Ratio of operating expenses to average
    net assets                                  2.52%+(a)
  Ratio of net investment income/(loss)
    to average net assets                       (1.30)%+
  Portfolio turnover rate                          25%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                      2.52%+(a)

* Nations Marsico Focused Equities Fund Investor B Shares commenced operations on December 31, 1997.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
# Per share net investment income has been calculated using the monthly average shares method.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) Amount represents results prior to conversion to a master-feeder structure.

NATIONS MARSICO FOCUSED EQUITIES
FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  INVESTOR C SHARES                            03/31/02#            03/31/01             03/31/00#            03/31/99#
  OPERATING PERFORMANCE:
  Net asset value, beginning of period          $15.05               $22.33               $16.67               $12.13
  Net investment income/(loss)                  (0.20)               (0.20)               (0.08)               (0.14)
  Net realized and unrealized gain/(loss)
    on investments                               0.53                (7.00)                5.97                 4.69
  Net increase/(decrease) in net asset
    value from operations                        0.33                (7.20)                5.89                 4.55
  LESS DISTRIBUTIONS:
  Distributions from net realized capital
    gains                                         --                 (0.08)               (0.23)               (0.01)
  Net asset value, end of period                $15.38               $15.05               $22.33               $16.67
  TOTAL RETURN++                                 2.19%              (32.31)%              35.72%               37.56%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)         $188,842             $203,642             $247,509              $13,682
  Ratio of operating expenses to average
    net assets                                   2.11%                2.09%              2.16%(a)             2.06%(a)
  Ratio of net investment income/(loss)
    to average net assets                       (1.33)%              (1.05)%              (1.35)%              (0.95)%
  Portfolio turnover rate                         --                   --                 53%(b)                177%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                       2.11%                2.09%              2.16%(a)             2.06%(a)

                                              PERIOD ENDED
  INVESTOR C SHARES                            03/31/98*#
  OPERATING PERFORMANCE:
  Net asset value, beginning of period           $10.00
  Net investment income/(loss)                   (0.04)
  Net realized and unrealized gain/(loss)
    on investments                                2.17
  Net increase/(decrease) in net asset
    value from operations                         2.13
  LESS DISTRIBUTIONS:
  Distributions from net realized capital
    gains                                          --
  Net asset value, end of period                 $12.13
  TOTAL RETURN++                                 21.30%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)            $469
  Ratio of operating expenses to average
    net assets                                  2.52%+(a)
  Ratio of net investment income/(loss)
    to average net assets                       (1.30)%+
  Portfolio turnover rate                          25%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                      2.52%+(a)

* Nations Marsico Focused Equities Fund Investor C Shares commenced operations on December 31, 1997.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charge.
# Per share net investment income has been calculated using the monthly average shares method.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) Amount represents results prior to conversion to a master-feeder structure.

NATIONS MIDCAP GROWTH FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  INVESTOR A SHARES                            03/31/02#            03/31/01             03/31/00#            03/31/99#
  OPERATING PERFORMANCE:
  Net asset value, beginning of year            $14.14               $21.87               $13.04               $16.30
  Net investment income/(loss)                  (0.09)               (0.09)               (0.12)               (0.07)
  Net realized and unrealized gain/(loss)
    on investments                              (1.32)               (3.91)                9.59                (0.92)
  Net increase/(decrease) in net asset
    value from operations                       (1.41)               (4.00)                9.47                (0.99)
  LESS DISTRIBUTIONS:
  Distributions from net realized capital
    gains                                         --                 (3.73)               (0.64)               (2.27)
  Net asset value, end of year                  $12.73               $14.14               $21.87               $13.04
  TOTAL RETURN++                                (9.97)%             (20.98)%              74.82%               (7.41)%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)            $32,138              $16,536              $22,741              $18,042
  Ratio of operating expenses to average
    net assets                                1.22%(a)(b)           1.23%(a)            1.25%(a)(b)          1.23%(a)(b)
  Ratio of net investment income/(loss)
    to average net assets                       (0.64)%              (0.52)%              (0.70)%              (0.54)%
  Portfolio turnover rate                         39%                  39%                  46%                  43%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                     1.22%(a)             1.23%(a)             1.25%(a)             1.23%(a)

                                               YEAR ENDED
  INVESTOR A SHARES                             03/31/98#
  OPERATING PERFORMANCE:
  Net asset value, beginning of year             $12.69
  Net investment income/(loss)                   (0.10)
  Net realized and unrealized gain/(loss)
    on investments                                5.50
  Net increase/(decrease) in net asset
    value from operations                         5.40
  LESS DISTRIBUTIONS:
  Distributions from net realized capital
    gains                                        (1.79)
  Net asset value, end of year                   $16.30
  TOTAL RETURN++                                 44.86%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)             $21,591
  Ratio of operating expenses to average
    net assets                                  1.23%(a)
  Ratio of net investment income/(loss)
    to average net assets                        (0.67)%
  Portfolio turnover rate                          76%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                      1.23%(a)

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
# Per share net investment income has been calculated using the monthly average shares method.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

NATIONS MIDCAP GROWTH FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  INVESTOR B SHARES                            03/31/02#            03/31/01             03/31/00#            03/31/99#
  OPERATING PERFORMANCE:
  Net asset value, beginning of year            $12.87               $20.38               $12.28               $15.58
  Net investment income/(loss)                  (0.17)               (0.19)               (0.22)               (0.15)
  Net realized and unrealized gain/(loss)
    on investments                              (1.19)               (3.59)                8.96                (0.88)
  Net increase/(decrease) in net asset
    value from operations                       (1.36)               (3.78)                8.74                (1.03)
  LESS DISTRIBUTIONS:
  Distributions from net realized capital
    gains                                         --                 (3.73)               (0.64)               (2.27)
  Net asset value, end of year                  $11.51               $12.87               $20.38               $12.28
  TOTAL RETURN++                               (10.57)%             (21.51)%              73.47%               (8.10)%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)            $45,368              $44,261              $49,606              $33,245
  Ratio of operating expenses to average
    net assets                                1.97%(a)(b)           1.98%(a)            2.00%(a)(b)          1.98%(a)(b)
  Ratio of operating expenses including
    interest expense to average net
    assets                                        --                   --                   --                   --
  Ratio of net investment income/(loss)
    to average net assets                       (1.39)%              (1.27)%              (1.45)%              (1.29)%
  Portfolio turnover rate                         39%                  39%                  46%                  43%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                     1.97%(a)             1.98%(a)             2.00%(a)             1.98%(a)

                                               YEAR ENDED
  INVESTOR B SHARES                             03/31/98#
  OPERATING PERFORMANCE:
  Net asset value, beginning of year             $12.29
  Net investment income/(loss)                   (0.20)
  Net realized and unrealized gain/(loss)
    on investments                                5.28
  Net increase/(decrease) in net asset
    value from operations                         5.08
  LESS DISTRIBUTIONS:
  Distributions from net realized capital
    gains                                        (1.79)
  Net asset value, end of year                   $15.58
  TOTAL RETURN++                                 43.64%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)             $45,451
  Ratio of operating expenses to average
    net assets                                  1.98%(a)
  Ratio of operating expenses including
    interest expense to average net
    assets                                        1.99%
  Ratio of net investment income/(loss)
    to average net assets                        (1.42)%
  Portfolio turnover rate                          76%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                      1.98%(a)

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
# Per share net investment income has been calculated using the monthly average shares method.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

NATIONS MIDCAP GROWTH FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  INVESTOR C SHARES                            03/31/02#            03/31/01             03/31/00#            03/31/99#
  OPERATING PERFORMANCE:
  Net asset value, beginning of year            $12.95               $20.47               $12.33               $15.63
  Net investment income/(loss)                  (0.17)               (0.17)               (0.22)               (0.15)
  Net realized and unrealized gain/(loss)
    on investments                              (1.21)               (3.62)                9.00                (0.88)
  Net increase/(decrease) in net asset
    value from operations                       (1.38)               (3.79)                8.78                (1.03)
  LESS DISTRIBUTIONS:
  Distributions from net realized capital
    gains                                         --                 (3.73)               (0.64)               (2.27)
  Net asset value, end of year                  $11.57               $12.95               $20.47               $12.33
  TOTAL RETURN++                               (10.66)%             (21.46)%              73.50%               (8.08)%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)            $3,024               $3,248               $2,628               $1,383
  Ratio of operating expenses to average
    net assets                                1.97%(a)(b)           1.98%(a)            2.00%(a)(b)          1.98%(a)(b)
  Ratio of operating expenses including
    interest expense to average net
    assets                                        --                   --                   --                   --
  Ratio of net investment income/(loss)
    to average net assets                       (1.39)%              (1.27)%              (1.45)%              (1.29)%
  Portfolio turnover rate                         39%                  39%                  46%                  43%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                     1.97%(a)             1.98%(a)             2.00%(a)             1.98%(a)

                                               YEAR ENDED
  INVESTOR C SHARES                             03/31/98#
  OPERATING PERFORMANCE:
  Net asset value, beginning of year             $12.31
  Net investment income/(loss)                   (0.18)
  Net realized and unrealized gain/(loss)
    on investments                                5.29
  Net increase/(decrease) in net asset
    value from operations                         5.11
  LESS DISTRIBUTIONS:
  Distributions from net realized capital
    gains                                        (1.79)
  Net asset value, end of year                   $15.63
  TOTAL RETURN++                                 43.80%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)             $2,266
  Ratio of operating expenses to average
    net assets                                  1.81%(a)
  Ratio of operating expenses including
    interest expense to average net
    assets                                        1.82%
  Ratio of net investment income/(loss)
    to average net assets                        (1.25)%
  Portfolio turnover rate                          76%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                      1.81%(a)

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
# Per share net investment income has been calculated using the monthly average shares method.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

NATIONS MARSICO 21ST CENTURY FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                            YEAR ENDED
  INVESTOR A SHARES                                         03/31/02#
  OPERATING PERFORMANCE:
  Net asset value, beginning of period                        $6.97
  Net investment income/(loss)                                (0.07)
  Net realized and unrealized gain/(loss)
    on investments                                             0.16
  Net increase/(decrease) in net asset
    value from operations                                      0.09
  Net asset value, end of period                              $7.06
  TOTAL RETURN++                                              1.29%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                       $14,741
  Ratio of operating expenses to average
    net assets                                               1.62%(a)
  Ratio of net investment income/(loss)
    to average net assets                                    (0.97)%
  Portfolio turnover rate                                      419%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                                   1.62%(a)

                                                            PERIOD ENDED
  INVESTOR A SHARES                                          03/31/01*
  OPERATING PERFORMANCE:
  Net asset value, beginning of period                         $10.00
  Net investment income/(loss)                                 (0.06)
  Net realized and unrealized gain/(loss)
    on investments                                             (2.97)
  Net increase/(decrease) in net asset
    value from operations                                      (3.03)
  Net asset value, end of period                               $6.97
  TOTAL RETURN++                                              (30.30)%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                        $19,644
  Ratio of operating expenses to average
    net assets                                                 1.60%+
  Ratio of net investment income/(loss)
    to average net assets                                     (0.66)%+
  Portfolio turnover rate                                       426%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                                     1.60%+

* Marsico 21st Century Fund Investor A Shares commenced operations on April 10, 2000.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charge.
# Per share net investment income has been calculated using the monthly average shares method.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

NATIONS MARSICO 21ST CENTURY FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                            YEAR ENDED
  INVESTOR B SHARES                                         03/31/02#
  OPERATING PERFORMANCE:
  Net asset value, beginning of period                        $6.92
  Net investment income/(loss)                                (0.12)
  Net realized and unrealized gain/(loss)
    on investments                                             0.16
  Net increase/(decrease) in net asset
    value from operations                                      0.04
  Net asset value, end of period                              $6.96
  TOTAL RETURN++                                              0.58%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                       $43,187
  Ratio of operating expenses to average
    net assets                                               2.37%(a)
  Ratio of net investment income/(loss)
    to average net assets                                    (1.72)%
  Portfolio turnover rate                                      419%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                                   2.37%(a)

                                                            PERIOD ENDED
  INVESTOR B SHARES                                          03/31/01*
  OPERATING PERFORMANCE:
  Net asset value, beginning of period                         $10.00
  Net investment income/(loss)                                 (0.11)
  Net realized and unrealized gain/(loss)
    on investments                                             (2.97)
  Net increase/(decrease) in net asset
    value from operations                                      (3.08)
  Net asset value, end of period                               $6.92
  TOTAL RETURN++                                              (30.80)%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                        $50,404
  Ratio of operating expenses to average
    net assets                                                 2.35%+
  Ratio of net investment income/(loss)
    to average net assets                                     (1.41)%+
  Portfolio turnover rate                                       426%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                                     2.35%+

* Marsico 21st Century Fund Investor B Shares commenced operations on April 10, 2000.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charge.
# Per share net investment income has been calculated using the monthly average shares method.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

NATIONS MARSICO 21ST CENTURY FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                            YEAR ENDED
  INVESTOR C SHARES                                          3/31/02#
  OPERATING PERFORMANCE:
  Net asset value, beginning of period                        $6.92
  Net investment income/(loss)                                (0.12)
  Net realized and unrealized gain/(loss)
    on investments                                             0.16
  Net increase/(decrease) in net asset
    value from operations                                      0.04
  Net asset value, end of period                              $6.96
  TOTAL RETURN++                                              0.58%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                        $4,660
  Ratio of operating expenses to average
    net assets                                               2.37%(a)
  Ratio of net investment income/(loss)
    to average net assets                                    (1.72)%
  Portfolio turnover rate                                      419%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                                   2.37%(a)

                                                            PERIOD ENDED
  INVESTOR C SHARES                                          03/31/01*
  OPERATING PERFORMANCE:
  Net asset value, beginning of period                         $10.00
  Net investment income/(loss)                                 (0.11)
  Net realized and unrealized gain/(loss)
    on investments                                             (2.97)
  Net increase/(decrease) in net asset
    value from operations                                      (3.08)
  Net asset value, end of period                               $6.92
  TOTAL RETURN++                                              (30.80)%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                         $6,557
  Ratio of operating expenses to average
    net assets                                                 2.35%+
  Ratio of net investment income/(loss)
    to average net assets                                     (1.41)%+
  Portfolio turnover rate                                       426%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                                     2.35%+

* Marsico 21st Century Fund Investor C Shares commenced operations on April 10, 2000.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charge.
# Per share net investment income has been calculated using the monthly average shares method.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

NATIONS SMALL COMPANY FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                             YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED       PERIOD ENDED
  INVESTOR A SHARES*                         03/31/02#          03/31/01         03/31/00#         03/31/99#          03/31/98
  OPERATING PERFORMANCE:
  Net asset value, beginning of period         $13.52            $22.44            $11.43            $15.74            $12.05
  Net investment income/(loss)                 (0.10)            (0.14)            (0.15)            (0.07)            (0.02)
  Net realized and unrealized gain/(loss)
    on investments                              1.42             (6.58)            11.19             (3.11)             4.42
  Net increase/(decrease) in net asset
    value from operations                       1.32             (6.72)            11.04             (3.18)             4.40
  LESS DISTRIBUTIONS:
  Dividends from net investment income           --                --                --                --                --
  Distributions from net realized capital
    gains                                        --              (2.20)            (0.03)            (1.13)            (0.71)
  Total dividends and distributions              --              (2.20)            (0.03)            (1.13)            (0.71)
  Net asset value, end of period               $14.84            $13.52            $22.44            $11.43            $15.74
  TOTAL RETURN++                               9.76%            (31.96)%           96.91%           (21.32)%           37.02%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)        $157,759          $146,457          $245,425          $16,143            $6,772
  Ratio of operating expenses to average
    net assets                              1.40%(a)(b)       1.40%(a)(b)       1.38%(a)(b)         1.20%(a)         1.20%+(a)
  Ratio of net investment income/(loss)
    to average net assets                     (0.73)%           (0.77)%           (0.90)%           (0.67)%           (0.20)%+
  Portfolio turnover rate                       35%               48%               63%               87%               59%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                    1.46%(a)          1.45%(a)          1.47%(a)          1.47%(a)         1.51%+(a)

                                             PERIOD ENDED
  INVESTOR A SHARES*                           05/16/97
  OPERATING PERFORMANCE:
  Net asset value, beginning of period          $10.64
  Net investment income/(loss)                   0.03
  Net realized and unrealized gain/(loss)
    on investments                               1.46
  Net increase/(decrease) in net asset
    value from operations                        1.49
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.03)
  Distributions from net realized capital
    gains                                       (0.05)
  Total dividends and distributions             (0.08)
  Net asset value, end of period                $12.05
  TOTAL RETURN++                                13.98%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)          $3,697
  Ratio of operating expenses to average
    net assets                                  1.23%+
  Ratio of net investment income/(loss)
    to average net assets                       0.30%+
  Portfolio turnover rate                        48%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                      1.66%+

* The financial information for the fiscal periods prior to May 23, 1997 reflects the financial information for the Pilot Small Capitalization Domestic Stock Fund's Class A Shares, which were reorganized into Small Company Fund Investor A Shares as of the close of business on May 23, 1997. Prior to May 23, 1997, the investment adviser to Small Company Fund was Boatmen's Trust Company. Effective May 23, 1997, the investment sub-adviser to Small Company Fund became Banc of America Capital Management, LLC.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
# Per share net investment income has been calculated using the monthly average shares method.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

NATIONS SMALL COMPANY FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                             YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED       PERIOD ENDED
  INVESTOR B SHARES*                         03/31/02#          03/31/01         03/31/00#         03/31/99#          03/31/98
  OPERATING PERFORMANCE:
  Net asset value, beginning of period         $13.08            $21.94            $11.23            $15.59            $12.03
  Net investment income/(loss)                 (0.20)            (0.23)            (0.25)            (0.11)            (0.08)
  Net realized and unrealized gain/(loss)
    on investments                              1.37             (6.43)            10.99             (3.12)             4.35
  Net increase/(decrease) in net asset
    value from operations                       1.17             (6.66)            10.74             (3.23)             4.27
  LESS DISTRIBUTIONS:
  Distributions from net realized capital
    gains                                        --              (2.20)            (0.03)            (1.13)            (0.71)
  Net asset value, end of period               $14.25            $13.08            $21.94            $11.23            $15.59
  TOTAL RETURN++                               8.94%            (32.45)%           95.79%           (21.86)%           36.06%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)        $17,484           $11,744           $13,839            $5,127            $3,384
  Ratio of operating expenses to average
    net assets                              2.15%(a)(b)       2.15%(a)(b)       2.13%(a)(b)         1.95%(a)         1.87%+(a)
  Ratio of net investment income/(loss)
    to average net assets                     (1.48)%           (1.52)%           (1.65)%           (1.42)%           (0.87)%+
  Portfolio turnover rate                       35%               48%               63%               87%               59%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                    2.21%(a)          2.20%(a)          2.22%(a)          2.22%(a)         2.18%+(a)

                                             PERIOD ENDED
  INVESTOR B SHARES*                           05/16/97
  OPERATING PERFORMANCE:
  Net asset value, beginning of period          $10.65
  Net investment income/(loss)                  (0.03)
  Net realized and unrealized gain/(loss)
    on investments                               1.46
  Net increase/(decrease) in net asset
    value from operations                        1.43
  LESS DISTRIBUTIONS:
  Distributions from net realized capital
    gains                                       (0.05)
  Net asset value, end of period                $12.03
  TOTAL RETURN++                                13.43%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)          $2,635
  Ratio of operating expenses to average
    net assets                                  1.97%+
  Ratio of net investment income/(loss)
    to average net assets                      (0.45)%+
  Portfolio turnover rate                        48%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                      2.41%+

* The financial information for the fiscal periods prior to May 23, 1997 reflects the financial information for the Pilot Small Capitalization Domestic Stock Fund's Class B Shares, which were reorganized into Small Company Fund Investor B Shares as of the close of business on May 23, 1997. Prior to May 23, 1997, the investment adviser to Small Company Fund was Boatman's Trust Company. Effective May 23, 1997, the investment sub-adviser to Small Company Fund became Banc of America Capital Management, LLC.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charge.
# Per share net investment income has been calculated using the monthly average shares method.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

NATIONS SMALL COMPANY FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  INVESTOR C SHARES                            03/31/02#            03/31/01             03/31/00#            03/31/99#
  OPERATING PERFORMANCE:
  Net asset value, beginning of period          $13.26               $22.21               $11.38               $15.74
  Net investment income/(loss)                  (0.20)               (0.25)               (0.23)               (0.12)
  Net realized and unrealized gain/(loss)
    on investments                               1.39                (6.50)                11.09               (3.11)
  Net increase/(decrease) in net asset
    value from operations                        1.19                (6.75)                10.86               (3.23)
  LESS DISTRIBUTIONS:
  Distributions from net realized capital
    gains                                         --                 (2.20)               (0.03)               (1.13)
  Net asset value, end of period                $14.45               $13.26               $22.21               $11.38
  TOTAL RETURN++                                 8.97%              (32.46)%              95.76%              (21.66)%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)          $3,871               $2,813               $3,588               $1,951
  Ratio of operating expenses to average
    net assets                                2.15%(a)(b)          2.15%(a)(b)          2.13%(a)(b)           1.70%(a)
  Ratio of net investment income/(loss)
    to average net assets                       (1.48)%              (1.52)%              (1.65)%              (1.17)%
  Portfolio turnover rate                         35%                  48%                  63%                  87%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                     2.21%(a)             2.20%(a)             2.22%(a)             2.22%(a)

                                              PERIOD ENDED
  INVESTOR C SHARES                             03/31/98*
  OPERATING PERFORMANCE:
  Net asset value, beginning of period           $15.18
  Net investment income/(loss)                   (0.08)
  Net realized and unrealized gain/(loss)
    on investments                                1.35
  Net increase/(decrease) in net asset
    value from operations                         1.27
  LESS DISTRIBUTIONS:
  Distributions from net realized capital
    gains                                        (0.71)
  Net asset value, end of period                 $15.74
  TOTAL RETURN++                                  8.75%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)           $3,122
  Ratio of operating expenses to average
    net assets                                  1.95%+(a)
  Ratio of net investment income/(loss)
    to average net assets                       (0.95)%+
  Portfolio turnover rate                          59%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                      2.26%+(a)

* Small Company Fund Investor C Shares commenced operations on September 22,
1997.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charge.
# Per share net investment income has been calculated using the monthly average shares method.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

NATIONS FINANCIAL SERVICES FUND

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR


                                                                   YEAR ENDED
  INVESTOR A SHARES                                                03/31/02#
  OPERATING PERFORMANCE:
  Net asset value, beginning of year                                 $10.00
  Net investment income/(loss)                                       (0.03)
  Net realized and unrealized gain/(loss)
    on investments                                                    0.37
  Net increase/(decrease) in net asset
    value from operations                                             0.34
  LESS DISTRIBUTIONS:
  Dividends from net investment income                              (0.00)##
  Net asset value, end of year                                       $10.34
  TOTAL RETURN++                                                     3.41%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets at end of year (in 000's)                                $307
  Ratio of operating expenses to average
    net assets                                                      1.56%(a)
  Ratio of net investment income/(loss)
    to average net assets                                           (0.15)%
  Portfolio turnover rate                                             89%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                                          4.03%(a)

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
# Per share net investment income has been calculated using the monthly average shares method.
## Amount represents less than $0.01 per share.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

NATIONS FINANCIAL SERVICES FUND

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR


                                                                   YEAR ENDED
  INVESTOR B SHARES                                                03/31/02#
  OPERATING PERFORMANCE:
  Net asset value, beginning of year                                 $10.00
  Net investment income/(loss)                                       (0.11)
  Net realized and unrealized gain/(loss)
    on investments                                                    0.38
  Net increase/(decrease) in net asset
    value from operations                                             0.27
  Net asset value, end of year                                       $10.27
  TOTAL RETURN++                                                     2.70%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets at end of year (in 000's)                                $268
  Ratio of operating expenses to average
    net assets                                                      2.31%(a)
  Ratio of net investment income/(loss)
    to average net assets                                           (1.10)%
  Portfolio turnover rate                                             89%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                                          4.78%(a)

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
# Per share net investment income has been calculated using the monthly average shares method.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

NATIONS FINANCIAL SERVICES FUND

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                  PERIOD ENDED
  INVESTOR C SHARES                                                03/31/02*#
  OPERATING PERFORMANCE:
  Net asset value, beginning of period                               $10.00
  Net investment income/(loss)                                       (0.04)
  Net realized and unrealized gain/(loss)
    on investments                                                    0.34
  Net increase/(decrease) in net asset
    value from operations                                             0.30
  Net asset value, end of period                                     $10.30
  TOTAL RETURN++                                                     5.86%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets at end of period (in 000's)                              $45
  Ratio of operating expenses to average
    net assets                                                     2.31%+(a)
  Ratio of net investment income/(loss)
    to average net assets                                           (1.10)%+
  Portfolio turnover rate                                             89%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                                         4.78%+(a)

* Financial Services Investor C Shares commenced operations on December 13,
2001.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
# Per share net investment income has been calculated using the monthly average shares method.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

--------------------------------------------------------------------------------

THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO NATIONS FUNDS NOT INCLUDED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------


Terms used in this prospectus
(BOOK GRAPHIC)

AMORTIZED COST METHOD -- under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their current market value.

ASSET-BACKED SECURITY -- a debt security that gives an investor an interest in a pool of assets that is collateralized or "backed" by one or more kinds of assets, including automobile loans or credit card receivables, generally issued by banks, credit card companies or other lenders. Asset-backed securities typically make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a domestic or U.S. branch of a foreign bank, including certificates of deposit, time deposits and bankers' acceptances.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. An investor realizes a capital gain when it sells a security for more than it paid for it. An investor realizes a capital loss when it sells a security for less than it paid for it.

CASH EQUIVALENTS -- short-term, interest-bearing instruments which can easily be converted into cash, including U.S. government obligations, bank obligations, and certain asset-backed securities, foreign government securities and commercial paper issued by U.S. and foreign issuers which, at the time of investment, is rated at least Prime-2 by Moody's Investors Service, Inc. (Moody's), A-2 by S&P, or F-1 by Fitch IBCA (Fitch).

COLLATERALIZED MORTGAGE OBLIGATION (CMO) -- a type of mortgage-backed security. CMO payment obligations are covered by interest and/or principal payments from a pool of mortgages. In addition, the underlying assets of a CMO are typically separated into classes, called tranches, based on maturity. Each tranche pays a different rate of interest. CMOs are not generally issued by the U.S. government, its agencies or instrumentalities.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows an investor to vote at shareholder meetings and to share in the company's profits by receiving dividends.

CONVERTIBLE DEBT -- a debt security that can be exchanged for common stock (or another type of security) on a specified basis and date.

CONVERTIBLE SECURITY -- a security that can be exchanged for common stock (or another type of security) at a specified rate. Convertible securities include convertible debt, rights and warrants.

CROSSING NETWORKS -- an electronic system where anonymous parties can match buy and sell transactions. These transactions don't affect the market, and transaction costs are extremely low.

CSFB CONVERTIBLE SECURITIES INDEX -- a widely-used unmanaged index that measures the performance of convertible securities. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

DEBT SECURITY -- a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

DEPOSITARY RECEIPTS -- evidence of the deposit of a security with a custodian bank. American Depositary Receipts (ADRs), for example, are certificates traded in U.S. markets representing an interest of a foreign company. They were created to make it possible for foreign issuers to meet U.S. security registration requirements. Other examples include ADSs, GDRs and EDRs.

DERIVATIVES -- A derivative is a financial contract whose value is based upon, or "derived" from, an underlying financial asset (such as a stock or a bond), a commodity (such as gold), a market index (such as the S&P 500) or a reference rate (such as the prime lending interest rate). Examples of derivative instruments include futures, options, index-, equity-, commodity- and currency-linked securities, warrants and swap contracts. For a detailed description of the derivatives described here, see the SAI.

DIVERSIFIED -- A diversified fund, as defined by the 1940 Act, must have at least 75% of its total assets in cash and cash equivalents, government securities, securities of other investment companies, or other securities. For purposes of this calculation, the fund may not count securities of a single issuer that comprise more than 5% of the fund's assets.

DIVIDEND YIELD -- rate of return of dividends paid on a common or preferred stock. It equals the amount of the annual dividend on a stock expressed as a percentage of the stock's current market value.

DURATION -- a security's or portfolio's sensitivity to changes in interest rates. For example, if interest rates rise by one percentage point, the share price of a fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the fund's share price would rise by about 5%.

EQUITY SECURITY -- an investment that gives an investor an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FIRST-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO), or if unrated, is determined by the Fund's portfolio management team to be of comparable quality, or is a money market fund or a government security.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

FOREIGN SECURITY -- a debt or equity security determined by a Fund's portfolio management team to be foreign based on an issuer's domicile, its principal place of business, the source of its revenues or other factors.

FORWARD FOREIGN CURRENCY CONTRACTS -- a forward foreign currency contract includes an obligation to purchase or sell a foreign currency at a specified future date.

FORWARD PURCHASE AGREEMENT -- a contract obligating one party to buy and another party to sell an equity security, commodity, currency or other financial instrument at a specific future date.

FUNDAMENTAL ANALYSIS -- a method of securities analysis that tries to evaluate the intrinsic, or "true," value of a particular stock. It includes a study of the overall economy, industry conditions and the financial condition and management of a company.

FUTURES CONTRACT -- a contract to buy or sell underlying instruments at a specified price on a specified future date. The price is typically set through a futures exchange.

HIGH QUALITY -- includes municipal securities that are rated in the top two highest short-term debt categories according to an NRSRO such as S&P or Moody's. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by a Fund's Board. Please see the SAI for more information about credit ratings.

HIGH YIELD DEBT SECURITY -- debt securities that, at the time of purchase, are rated "BB" or below by S&P or "Ba" or below by Moody's, or that are unrated and determined by the portfolio management team to be of comparable quality.

INTEREST RATE SWAP -- an agreement between two parties to exchange periodic interest payments based on a predetermined principal amount.

INVESTMENT GRADE -- a debt security that has been given a medium to high credit rating (Baa or higher by Moody's, BBB or higher by S&P or a comparable rating by other NRSROs) based on the issuer's ability to pay interest and repay principal on time. The portfolio management team may consider an unrated debt security to be investment grade if the team believes it is of comparable quality. Please see the SAI for more information about credit ratings.

LEHMAN AGGREGATE BOND INDEX -- an unmanaged index made up of the Lehman Government/Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index. These indices include U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

LEHMAN GOVERNMENT/CORPORATE BOND INDEX -- an unmanaged index of U.S. government, U.S. Treasury and agency securities, and corporate and Yankee bonds. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.

MONEY MARKET INSTRUMENT -- a short-term, high quality debt security. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

MORTGAGE-BACKED SECURITY OR MORTGAGE-RELATED SECURITY -- a debt security that gives you an interest in, and is backed by, a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities typically make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.

MSCI EAFE INDEX -- Morgan Stanley Capital International Europe, Australasia and Far East Index is an unmanaged, capitalization-weighted index. The index reflects the relative size of each market consisting of securities listed on exchanges in European, Australasian and Far Eastern markets and includes dividends and distributions, but does not reflect fees, brokerage commissions or other expenses of investment. It is not available for investment.

MSCI WORLD INDEX -- Morgan Stanley Capital International World Index is an unmanaged index consisting of securities listed on exchanges in the major European and Asian countries, Australia and the U.S. and includes dividends and distributions, but does not reflect fees, brokerage commissions or other expenses of investing. It is not available for investment.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public or private projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from municipal securities that pay for "public" projects and services is exempt from federal income taxes and is generally exempt from state taxes if an investor lives in the state that issued the security. If an investor lives in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

NRSRO -- A nationally recognized statistical rating organization, such as S&P or Moody's.

OPTIONS -- An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

OVER-THE-COUNTER MARKET -- a market where dealers trade securities through a telephone or computer network rather than through a public stock exchange.

PREFERRED STOCK -- a type of equity security that gives you a limited ownership right in a company, with certain preferences or priority over common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors. Ownership of preferred stock typically does not come with certain voting rights that come with common stock.

PRE-REFUNDED BOND -- a bond that is repaid before its maturity date. The repayment is generally financed by a new issue. Issuers generally pre-refund bonds during periods of lower interest rates to reduce their interest costs.

PRICE-TO-EARNINGS RATIO (P/E RATIO) -- the current price of a share divided by its actual or estimated earnings per share. The P/E ratio is one measure of the value of a company.

PRIVATE PLACEMENT -- a private placement is the sale of stocks, bonds or other investments directly to a qualified investor without having to register the offering with the SEC or other comparable foreign regulatory authorities. Qualified investors are typically large institutional investors or high net worth individuals. Securities acquired through private placements generally may not be resold.

QUANTITATIVE ANALYSIS -- an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy.

REAL ESTATE INVESTMENT TRUST (REIT) -- a portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price. Reverse repurchase agreements are, in effect, loans to a fund.

RIGHT -- a temporary privilege allowing investors who already own a common stock to buy additional shares directly from the company at a specified price or formula.

RUSSELL 1000 INDEX -- an unmanaged index comprised of the 1000 largest stocks in the Russell 3000 Index. The Russell 1000 Index represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index is a listing of 3000 corporations by the Frank Russell Company that is intended to be representative of the U.S. economy. The Russell 1000 is considered a "large cap" index. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 1000 GROWTH INDEX -- an unmanaged index which measures the performance of the largest U.S. companies based on total market capitalization, with high price-to-book ratios and forecasted growth rates relative to the Russell 1000 Index as a whole. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 1000 VALUE INDEX -- an unmanaged index which measures the performance of the largest U.S. companies based on total market capitalization, with lower price-to-book ratios and forecasted growth rates relative to the Russell 1000 Index as a whole. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 2000 INDEX -- an unmanaged index of 2,000 of the smallest stocks representing approximately 11% of the U.S. equity market. The index is weighted by market capitalization, and is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 2000 GROWTH INDEX -- an unmanaged index comprised of securities in the Russell 2000 Index, which is a measure of small company performance, with a greater than average growth orientation. Companies in the Russell 2000 Growth Index tend to exhibit higher price-to-book and price-earnings ratios. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 2000 VALUE INDEX -- an unmanaged index comprised of securities in the Russell 2000 Index, which is a measure of small company performance. The Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and forecasted growth rates. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 3000 GROWTH INDEX -- an unmanaged index comprised of securities in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, with a greater than average growth orientation. Companies in the Russell 3000 Growth Index tend to exhibit higher price to book and price-earnings ratios. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL MIDCAP GROWTH INDEX -- an unmanaged index which measures the performance of those Russell MidCap companies with higher price-to-book ratios and forecasted growth values. The companies are included in the Russell 1000 Growth Index. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL MIDCAP(R) INDEX -- an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. As of the latest reconstitution, the average market capitalization was approximately $4.0 billion; the median market capitalization was approximately $2.9 billion. The largest company in the index had an approximate market capitalization of $12 billion. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL MIDCAP(R) VALUE INDEX -- an unmanaged index which measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P 500(1) -- Standard & Poor's 500 Composite Stock Price Index, an unmanaged index of 500 widely held common stocks. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P/IFC INVESTABLES INDEX -- an unmanaged index that tracks more than 1,400 stocks in 25 emerging markets in Asia, Latin America, Eastern Europe, Africa and the Middle East. The index is weighted by market capitalization. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P MIDCAP 400(1) -- an unmanaged index of 400 domestic stocks chosen for market size, liquidity and industry representation. The index is weighted by market value, and is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P SMALLCAP 600(1) -- Standard & Poor's SmallCap 600 Index, an unmanaged index of 600 common stocks, weighted by market capitalization. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

SECOND-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SENIOR SECURITY -- a debt security that allows holders to receive their share of a company's remaining assets in a bankruptcy before other bondholders, creditors, and common and preferred shareholders.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

TOTAL RETURN SWAP -- an agreement between two parties to exchange periodic interest payments for the total return of an equity or fixed income instrument.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.

U.S. TREASURY OBLIGATION -- a debt security issued by the U.S. Treasury.

WARRANT -- a certificate that gives you the right to buy common shares at a specified price within a specified period of time.

ZERO-COUPON BOND -- a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return.

(1)S&P has not reviewed any stock included in the S&P 500, S&P SmallCap 600 or S&P MidCap 400 Index for its investment merit. S&P determines and calculates its indices independently of the Funds and is not a sponsor or affiliate of the Funds. S&P gives no information and makes no statements about the suitability of investing in the Funds or the ability of its indices to track stock market performance. S&P makes no guarantees about the indices, any data included in them and the suitability of the indices or its data for any purpose. "Standard and Poor's," "S&P 500" and "S&P 600" are trademarks of The McGraw-Hill Companies, Inc.

Where to find more information
(QUESTION MARK GRAPHIC)
You'll find more information about Nations Funds Stock Funds in the following documents:

      ANNUAL AND SEMI-ANNUAL REPORTS

      The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

(SAI GRAPHIC)      STATEMENT OF ADDITIONAL INFORMATION
                   The SAI contains additional information about the Funds and their policies. The
                   SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

      You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Nations
      Funds:

      By telephone: 1.800.321.7854

      By mail:
      NATIONS FUNDS
      C/O STEPHENS INC.
      ONE BANK OF AMERICA PLAZA
      33RD FLOOR
      CHARLOTTE, NC 28255

      On the Internet: WWW.NATIONSFUNDS.COM

      Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


SEC file number:
Nations Funds Trust, 811-09645
COMEQPROIX-0803


                                                            (NATIONS FUNDS LOGO)

                Money Market Funds
                ----------------------------------------------------------------
                Prospectus -- Market Class Shares
                August 1, 2003
(NATIONS FUNDS LOGO)

NATIONS CASH RESERVES
NATIONS MONEY MARKET RESERVES
NATIONS TREASURY RESERVES
NATIONS GOVERNMENT RESERVES
NATIONS MUNICIPAL RESERVES
NATIONS TAX-EXEMPT RESERVES
NATIONS CALIFORNIA TAX-EXEMPT RESERVES
NATIONS NEW YORK TAX-EXEMPT RESERVES


THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.

ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                  -----------------------------------
                           NOT FDIC INSURED
                  -----------------------------------
                            MAY LOSE VALUE
                  -----------------------------------
                           NO BANK GUARANTEE
                  -----------------------------------

AN OVERVIEW OF THE FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE NATIONS FUNDS FAMILY (NATIONS FUNDS OR NATIONS FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.




 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 48.

YOUR INVESTMENT IN THESE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE
FUNDS.

--------------------------------------------------------------------------------

This booklet, which is called a prospectus, tells you about some Nations Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

This prospectus offers Market Class Shares of the Funds. This class of shares is designed primarily for financial institutions and intermediaries for their own accounts, and for certain of their institutional client accounts. Please turn to BUYING, SELLING AND EXCHANGING SHARES for more information about who is eligible to buy this class of shares.

ABOUT THE FUNDS

The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

ARE THESE FUNDS RIGHT FOR YOU?

Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Money Market Funds may be suitable for you if:

  - you're looking for a relatively low risk investment with stability of principal

  - you have short-term income needs

They may not be suitable for you if:

  - you're looking for higher returns

  - you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of each Fund's principal investments, strategies and risks in the Fund descriptions that start on page 4.

FOR MORE INFORMATION

If you have any questions about the Funds, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Funds
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

BANC OF AMERICA ADVISORS, LLC

BANC OF AMERICA ADVISORS, LLC (BA ADVISORS) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. BA ADVISORS IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND. BA ADVISORS AND NATIONS FUNDS HAVE ENGAGED A SUB-ADVISER -- BANC OF AMERICA CAPITAL MANAGEMENT, LLC (BACAP), WHICH IS RESPONSIBLE FOR THE DAY-TO-DAY INVESTMENT DECISIONS FOR EACH OF THE FUNDS.




 YOU'LL FIND MORE ABOUT BA ADVISORS AND BACAP STARTING ON PAGE 33.

--------------------------------------------------------------------------------


NATIONS CASH RESERVES                                            4
Sub-adviser: BACAP
------------------------------------------------------------------
NATIONS MONEY MARKET RESERVES                                    7
Sub-adviser: BACAP
------------------------------------------------------------------
NATIONS TREASURY RESERVES                                       10
Sub-adviser: BACAP
------------------------------------------------------------------
NATIONS GOVERNMENT RESERVES                                     14
Sub-adviser: BACAP
------------------------------------------------------------------
NATIONS MUNICIPAL RESERVES                                      18
Sub-adviser: BACAP
------------------------------------------------------------------
NATIONS TAX-EXEMPT RESERVES                                     22
Sub-adviser: BACAP
------------------------------------------------------------------
NATIONS CALIFORNIA TAX-EXEMPT RESERVES                          26
Sub-adviser: BACAP
------------------------------------------------------------------
NATIONS NEW YORK TAX-EXEMPT RESERVES                            30
Sub-adviser: BACAP
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     33
------------------------------------------------------------------
HOW THE FUNDS ARE MANAGED                                       35

About your investment
(DOLLAR SIGN GRAPHIC)

INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                         37
      How orders are processed                                  38
  How selling and servicing agents are paid                     42
  Distributions and taxes                                       43
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            45
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   49
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

NATIONS CASH RESERVES

--------------------------------------------------------------------------------

ABOUT THE SUB-ADVISER

BACAP IS THIS FUND'S SUB-ADVISER. BACAP'S CASH INVESTMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.




 YOU'LL FIND MORE ABOUT BACAP ON PAGE 34.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN THE HIGHEST CREDIT RATING BY A NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION (NRSRO) OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily:

  - commercial paper

  - bank obligations

  - short-term debt securities, including instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  - short-term taxable municipal securities

  - repurchase agreements secured by first-tier securities, U.S. government obligations or U.S. Treasury obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Nations Cash Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.626.2275 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.321.7854 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*

      The bar chart shows you how the performance of the Fund's Market Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1997     1998     1999     2000     2001
               ----     ----     ----     ----     ----
               5.25%    5.19%    4.75%    5.99%    3.75%



              *Year-to-date return as of June 30, 2002: 0.75%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD


         BEST: 3RD AND 4TH QUARTERS 2000:       1.54%
         WORST: 4TH QUARTER 2001:               0.54%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001


                                                                              LIFE OF
                                                           1 YEAR   5 YEARS    FUND*
         MARKET CLASS SHARES                               3.75%     4.98%     4.99%

      *THE INCEPTION DATE OF MARKET CLASS SHARES IS MAY 3, 1996.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES YOU PAY DIRECTLY, AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

         SHAREHOLDER FEES                                            Market Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                none



         Maximum deferred sales charge (load)                            none



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees                                                0.15%



         Distribution (12b-1) and shareholder servicing fees            0.45%



                                                                        0.12%
         Other expenses                                                  --------



         Total annual Fund operating expenses                           0.72%



                                                                       (0.07)%
         Fee waivers and/or reimbursements                               --------



                                                                        0.65%
         Total net expenses(2)                                           ========

      (1)The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

      (2)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2003. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE

      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Market Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2003 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         MARKET CLASS SHARES                     $66      $223      $394       $888

NATIONS MONEY MARKET RESERVES

--------------------------------------------------------------------------------

ABOUT THE SUB-ADVISOR

BACAP IS THIS FUND'S SUB-ADVISER. BACAP'S CASH INVESTMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.




 YOU'LL FIND MORE ABOUT BACAP ON PAGE 34.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN THE HIGHEST CREDIT RATING BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily:

  - commercial paper

  - bank obligations

  - short-term debt securities, including instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  - short-term taxable municipal securities

  - repurchase agreements secured by first-tier securities, U.S. government obligations or U.S. Treasury obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Nations Money Market Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.626.2275 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.321.7854 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*

      The bar chart shows you how the performance of the Fund's Market Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1999     2000     2001
               ----     ----     ----
               4.74%    5.98%    3.68%



              *Year-to-date return as of June 30, 2002: 0.69%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD


         BEST: 3RD QUARTER 2000:          1.54%
         WORST: 4TH QUARTER 2001:         0.50%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001


                                                                            LIFE OF
                                                                   1 YEAR    FUND*
         MARKET CLASS SHARES                                       3.68%    4.79%

      *THE INCEPTION DATE OF MARKET CLASS SHARES IS OCTOBER 9, 1998.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES YOU PAY DIRECTLY, AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

         SHAREHOLDER FEES                                            Market Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                none



         Maximum deferred sales charge (load)                            none



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees                                                0.15%



         Distribution (12b-1) and shareholder servicing fees            0.45%



                                                                        0.13%
         Other expenses                                                -----



         Total annual Fund operating expenses                           0.73%



         Fee waivers and/or reimbursements                             (0.08)%
                                                                       -----



                                                                        0.65%
         Total net expenses(2)                                         =====

      (1)The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

      (2)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2003. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE

      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Market Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2003 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         MARKET CLASS SHARES                     $66      $225      $398       $899

NATIONS TREASURY RESERVES

--------------------------------------------------------------------------------

ABOUT THE SUB-ADVISOR

BACAP IS THIS FUND'S SUB-ADVISER. BACAP'S CASH INVESTMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.




 YOU'LL FIND MORE ABOUT BACAP ON PAGE 34.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN THE HIGHEST CREDIT RATING BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less. Under normal circumstances, the Fund will invest at least 80% of its assets in U.S. Treasury obligations, and repurchase agreements secured by U.S. Treasury obligations.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily:

  - U.S. Treasury obligations

  - repurchase agreements and reverse repurchase agreements secured by U.S. Treasury obligations and U.S. government obligations

  - obligations whose principal and interest are backed by the U.S. government

The Fund may invest in other money market funds that invest in these instruments, consistent with its investment objective and strategies.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Nations Treasury Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - TAX CONSIDERATIONS -- Some of the distributions paid by the Fund come from interest on U.S. government and U.S. Treasury obligations, which may be free from state income tax, but will be subject to federal income tax and may be subject to other state and local taxes. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.626.2275 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.321.7854 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*

      The bar chart shows you how the performance of the Fund's Market Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1997     1998     1999     2000     2001
               ----     ----     ----     ----     ----
               5.11%    4.97%    4.46%    5.72%    3.52%



              *Year-to-date return as of June 30, 2002: 0.69%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD


         BEST: 4TH QUARTER 2000:          1.49%
         WORST: 4TH QUARTER 2001:         0.48%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001


                                                                              LIFE OF
                                                           1 YEAR   5 YEARS    FUND*
         MARKET CLASS SHARES                               3.52%    4.75%     4.77%

      *THE INCEPTION DATE OF MARKET CLASS SHARES IS MAY 3, 1996.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES YOU PAY DIRECTLY, AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

         SHAREHOLDER FEES                                            Market Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                none



         Maximum deferred sales charge (load)                            none



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees                                                0.15%



         Distribution (12b-1) and shareholder servicing fees            0.45%



                                                                        0.12%
         Other expenses                                                  --------



         Total annual Fund operating expenses                           0.72%



                                                                       (0.07)%
         Fee waivers and/or reimbursements                               --------



                                                                        0.65%
         Total net expenses(2)                                           ========

      (1)The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

      (2)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2003. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE

      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Market Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2003 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         MARKET CLASS SHARES                     $66      $223      $394       $888

NATIONS GOVERNMENT RESERVES

--------------------------------------------------------------------------------

ABOUT THE SUB-ADVISER

BACAP IS THIS FUND'S SUB-ADVISER. BACAP'S CASH INVESTMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.




 YOU'LL FIND MORE ABOUT BACAP ON PAGE 34.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN THE HIGHEST CREDIT RATING BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less. Under normal circumstances, the Fund will invest at least 80% of its assets in U.S.
                   government obligations.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily U.S. government obligations and U.S. Treasury obligations, the interest on which is generally free from state income tax.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Nations Government Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - TAX CONSIDERATIONS -- Most of the distributions paid by the Fund come from interest on U.S. government and U.S. Treasury obligations, which for most states is free from state income tax, but will be subject to federal income tax and may be subject to other state and local taxes. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.626.2275 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.321.7854 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*

      The bar chart shows you how the performance of the Fund's Market Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1997     1998     1999     2000     2001
               ----     ----     ----     ----     ----
               5.13%    5.03%    4.56%    5.86%    3.59%



              *Year-to-date return as of June 30, 2002: 0.65%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD


         BEST: 3RD AND 4TH QUARTERS 2000:       1.51%
         WORST: 4TH QUARTER 2001:               0.48%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001


                                                                              LIFE OF
                                                           1 YEAR   5 YEARS    FUND*
         MARKET CLASS SHARES                               3.59%     4.83%    4.85%

      *THE INCEPTION DATE OF MARKET CLASS SHARES IS MAY 3, 1996.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES YOU PAY DIRECTLY, AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

         SHAREHOLDER FEES                                            Market Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                none



         Maximum deferred sales charge (load)                            none



         ANNUAL FUND OPERATING EXPENSES(1)



         (Expenses that are deducted from the Fund's assets)



         Management fees                                                0.15%



         Distribution (12b-1) and shareholder servicing fees            0.45%



         Other expenses                                                 0.13%
                                                                         --------



         Total annual Fund operating expenses                           0.73%



         Fee waivers and/or reimbursements                             (0.08)%
                                                                         --------



         Total net expenses(2)                                          0.65%
                                                                         ========

      (1)The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

      (2)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2003. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE

      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Market Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2003 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         MARKET CLASS SHARES                     $66      $225      $398       $899

NATIONS MUNICIPAL RESERVES

--------------------------------------------------------------------------------

ABOUT THE SUB-ADVISER

BACAP IS THIS FUND'S SUB-ADVISER. BACAP'S CASH INVESTMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.




 YOU'LL FIND MORE ABOUT BACAP ON PAGE 34.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN THE HIGHEST CREDIT RATING BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. Under normal circumstances, the Fund will invest at least 80% of its assets in securities that pay interest exempt from federal income tax, other than federal alternative minimum tax. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.

The Fund may invest all or any portion of its assets in municipal securities that finance private projects, called private activity bonds.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Nations Municipal Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- Most of the distributions paid by the Fund come from interest on municipal securities, which is generally free from federal income tax, but may be subject to the federal alternative minimum tax, state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state, local and other taxes. Shares of Nations Municipal Reserves would not be suitable investments for tax-advantaged accounts and tax-exempt investors.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.626.2275 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.321.7854 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*

      The bar chart shows you how the performance of the Fund's Market Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1997     1998     1999     2000     2001
               ----     ----     ----     ----     ----
               3.24%    3.00%    2.69%    3.57%    2.21%



              *Year-to-date return as of June 30, 2002: 0.46%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD


         BEST: 2ND AND 4TH QUARTERS 2000:       0.94%
         WORST: 4TH QUARTER 2001:               0.32%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001


                                                                              LIFE OF
                                                           1 YEAR   5 YEARS    FUND*
         MARKET CLASS SHARES                               2.21%     2.94%     2.96%

      *THE INCEPTION DATE OF MARKET CLASS SHARES IS MAY 3, 1996.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES YOU PAY DIRECTLY, AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

         SHAREHOLDER FEES                                            Market Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                none



         Maximum deferred sales charge (load)                            none



         ANNUAL FUND OPERATING EXPENSES(1)



         (Expenses that are deducted from the Fund's assets)



         Management fees                                                0.15%



         Distribution (12b-1) and shareholder servicing fees            0.45%



                                                                        0.15%
         Other expenses                                                  --------



         Total annual Fund operating expenses                           0.75%



                                                                       (0.10)%
         Fee waivers and/or reimbursements                               --------



                                                                        0.65%
         Total net expenses(2)                                           ========

      (1)The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

      (2)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2003. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE

      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Market Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2003 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         MARKET CLASS SHARES                      $66      $230      $407      $921

NATIONS TAX-EXEMPT RESERVES

--------------------------------------------------------------------------------

ABOUT THE SUB-ADVISER

BACAP IS THIS FUND'S SUB-ADVISER. BACAP'S CASH INVESTMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.




 YOU'LL FIND MORE ABOUT BACAP ON PAGE 34.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN THE HIGHEST CREDIT RATING BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. The Fund normally invests all of its assets in municipal securities which pay interest that is free from federal income and alternative minimum taxes. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Nations Tax-Exempt Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- Most of the distributions paid by the Fund come from interest on municipal securities, which is generally free from federal income tax, but may be subject to state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities, or from realized capital gains, is generally subject to federal, state and local taxes. Shares of Nations Tax-Exempt Reserves would not be suitable investments for tax-advantaged accounts and tax-exempt investors.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS THAT HAS SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE ANNUAL RETURNS DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.626.2275 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.321.7854 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*

      The bar chart shows you how the performance of the Fund's Investor A Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1993     1994     1995     1996     1997     1998     1999     2000     2001
               ----     ----     ----     ----     ----     ----     ----     ----     ----
               1.97%    2.47%    3.43%    3.06%    3.22%    2.93%    2.73%    3.58%    2.22%



              *Year-to-date return as of June 30, 2002: 0.43%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD


         BEST: 2ND AND 4TH QUARTERS 2000:       0.94%
         WORST: 4TH QUARTER 2001:               0.31%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001


                                                                               LIFE OF
                                                 1 YEAR   5 YEARS   10 YEARS    FUND*
         INVESTOR A SHARES                       2.22%     2.93%     2.81%      3.05%

      *THE INCEPTION DATE OF INVESTOR A SHARES IS APRIL 5, 1991.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES YOU PAY DIRECTLY, AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

         SHAREHOLDER FEES                                            Market Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                none



         Maximum deferred sales charge (load)                            none



         ANNUAL FUND OPERATING EXPENSES(1)



         (Expenses that are deducted from the Fund's assets)



         Management fees                                                0.15%



         Distribution (12b-1) and Shareholder servicing fees            0.45%



                                                                        0.13%
         Other expenses                                                  --------



         Total annual Fund operating expenses                           0.73%



                                                                       (0.08)%
         Fee waivers and/or reimbursements                               --------



                                                                        0.65%
         Total net expenses(2)                                           ========

      (1)The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2003. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE

      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Market Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2003 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         MARKET CLASS SHARES                     $66      $225      $398       $899

NATIONS CALIFORNIA TAX-EXEMPT RESERVES

--------------------------------------------------------------------------------

ABOUT THE SUB-ADVISER

BACAP IS THIS FUND'S SUB-ADVISER. BACAP'S CASH INVESTMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.




 YOU'LL FIND MORE ABOUT BACAP ON PAGE 34.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from California state individual income tax and federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities that pay interest exempt from federal income tax and California individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers.

The Fund may invest up to 20% of its assets in municipal securities that finance private projects, called private activity bonds.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating local, national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Nations California Tax-Exempt Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from personal income tax in one state. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments. Although the Fund tries to maintain a share price of $1.00, an investment in the Fund could lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- Most of the distributions paid by the Fund come from interest on municipal securities, which is generally free from federal income tax and California state individual income tax, but may be subject to alternative minimum taxes, and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. Shares of Nations California Tax-Exempt Reserves would not be suitable investments for tax-advantaged accounts and tax-exempt investors.

      - STATE SPECIFIC RISK -- State specific risk is the chance that the Fund, because it invests primarily in securities issued by California and its municipalities, is more vulnerable to unfavorable developments in California than funds that invest in municipal bonds of many different states. A slow-down in the economy and a drop in revenues from personal income tax on capital gains and stock options caused by the weak performance of the stock market have contributed to an overall decline in the current finances of California and its municipalities. The State projects a deficit of $23.6 billion for fiscal year 2002-03. Further, the State continues to experience significant energy-related challenges and commitments. As of July 1, the State Legislature has not approved a budget for fiscal year 2002-03. It is unclear how the current economic conditions or the energy-situation may affect the Fund. Adverse conditions affecting California generally could have an impact on the State and California municipal securities.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS THAT HAS SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE ANNUAL RETURNS DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.626.2275 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.321.7854 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BARCHART GRAPHIC) A LOOK AT THE FUND'S PERFORMANCE
                   The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*

      The bar chart shows you how the performance of the Fund's Investor Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1993     1994     1995     1996     1997     1998     1999     2000     2001
               ----     ----     ----     ----     ----     ----     ----     ----     ----
               1.87%    2.30%    3.32%    2.88%    3.07%    2.74%    2.51%    3.10%    1.97%



              *Year-to-date return as of June 30, 2002: 0.49%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD


         BEST: 2ND QUARTER 1995:          0.87%
         WORST: 1ST QUARTER 1992:         0.23%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001


                                                                               LIFE OF
                                                 1 YEAR   5 YEARS   10 YEARS    FUND*
         INVESTOR CLASS SHARES                   1.97%     2.68%     2.58%      2.92%

      *THE INCEPTION DATE OF INVESTOR CLASS SHARES IS DECEMBER 6, 1989.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES YOU PAY DIRECTLY, AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

         SHAREHOLDER FEES                                            Market Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                none



         Maximum deferred sales charge (load)                            none



         ANNUAL FUND OPERATING EXPENSES(1)



         (Expenses that are deducted from the Fund's assets)



         Management fees                                                0.15%



         Distribution (12b-1) and shareholder servicing fees            0.45%



         Other expenses                                                 0.13%
                                                                         --------



         Total annual Fund operating expenses                           0.73%



         Fee waivers and/or reimbursements                             (0.08)%
                                                                         --------



         Total net expenses(2)                                          0.65%
                                                                         ========

      (1)The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

      (2)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2003. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


EXAMPLE

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

This example assumes:

  - you invest $10,000 in Market Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

  - you reinvest all dividends and distributions in the Fund

  - your investment has a 5% return each year

  - the Fund's operating expenses remain the same as shown in the table above

  - the waivers and/or reimbursements shown above expire July 31, 2003 and are not reflected in the 3, 5 and 10 year examples

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
  MARKET CLASS SHARES                            $66      $225      $398       $899

NATIONS NEW YORK TAX-EXEMPT RESERVES

--------------------------------------------------------------------------------

ABOUT THE SUB-ADVISER

BACAP IS THIS FUND'S SUB-ADVISER. BACAP'S CASH INVESTMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.




 YOU'LL FIND MORE ABOUT BACAP ON PAGE 34.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from New York state individual income tax and federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities that pay interest that is free from federal income tax and New York state individual income tax. These securities are issued by or on behalf of the State of New York, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers.

The Fund may invest up to 20% of its assets in municipal securities that finance private projects, called private activity bonds.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating local, national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Nations New York Tax-Exempt Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from personal income tax in one state. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments. Although the Fund tries to maintain a share price of $1.00, an investment in the Fund could lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- Most distributions paid by the Fund come from interest on municipal securities, which is generally free from federal income tax and New York State and New York City individual income tax, but may be subject to alternative minimum taxes, and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. Shares of Nations New York Tax-Exempt Reserves would not be a suitable investment for tax-advantaged accounts and tax-exempt investors.

      - STATE SPECIFIC RISK -- State specific risk is the chance that the Fund, because it invests primarily in securities issued by New York State, New York City and New York's other municipalities, is more vulnerable to unfavorable developments in New York than funds that invest in municipal bonds of many different states. Although New York's economy is diverse, with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment and a very small share of the nation's farming and mining activity, adverse conditions affecting any one of these industries could have a negative impact on New York municipal securities. Travel and tourism also constitute an important part of the New York State and City economies. The September 11, 2001 terrorist attack on the World Trade Center in New York City has had and is likely to continue to have an adverse effect to all areas of the New York economy. The financial sector activity remains the largest risk to the New York economy with Wall Street compensation continuing its decline. While the potential economic benefits of the recovery and rebuilding efforts in New York may serve to off-set these losses, a general risk does exist that issuers of municipal securities held by the Fund may not be able to make their timely payments of principal and interest.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES YOU PAY DIRECTLY, AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

--------------------------------------------------------------------------------


(BARCHART GRAPHIC) A LOOK AT THE FUND'S PERFORMANCE
                   Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

         SHAREHOLDER FEES                                            Market Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                none



         Maximum deferred sales charge (load)                            none



         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from the Fund's assets)



         Management fees                                                0.15%



         Distribution (12b-1) and shareholder servicing fees            0.45%



         Other expenses(1)                                              0.41%
                                                                         --------



         Total annual Fund operating expenses                           1.01%



         Fee waivers and/or reimbursements                             (0.36)%
                                                                         --------



         Total net expenses(2)                                          0.65%
                                                                         ========

      (1)Other expenses are based on estimates for the current fiscal year.

      (2)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2003. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


EXAMPLE

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

This example assumes:

  - you invest $10,000 in Market Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

  - you reinvest all dividends and distributions in the Fund

  - your investment has a 5% return each year

  - the Fund's operating expenses remain the same as shown in the table above

  - the waivers and/or reimbursements shown above expire July 31, 2003 and are not reflected in the 3 year example

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                1 YEAR   3 YEARS
  MARKET CLASS SHARES                                            $66      $286

Other important information
(LINE GRAPH GRAPHIC)

You'll find specific information about each Fund's principal investments, strategies and risks in the descriptions starting on page 4. The following are some other risks and information you should consider before you invest:

      - SPECIAL RULES FOR MONEY MARKET FUNDS -- Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:

        - may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

        - must maintain an average dollar-weighted maturity of 90 days or less

        - may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days (except for Nations California Tax-Exempt Reserves and Nations New York Tax-Exempt Reserves)

        - may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities, except for Nations California Tax-Exempt Reserves and Nations New York Tax-Exempt Reserves, which also may invest in second-tier securities.

      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of any Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        Each Fund may become a feeder fund if the Board decides this would be in the best interests of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - INVESTING DEFENSIVELY -- A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons may not earn income.

      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, investment sub-advisory, co-administration, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Nations Funds where permitted by law or regulation, and may receive compensation in that capacity.

      - INFORMATION FOR FEDERALLY CHARTERED CREDIT UNIONS -- Shares of Nations Treasury Reserves and Nations Government Reserves are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration Rules and Regulations and the National Credit Union Administration Letter Number 155.

How the Funds are managed
(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

BANC OF AMERICA ADVISORS, LLC

ONE BANK OF AMERICA PLAZA CHARLOTTE, NORTH CAROLINA 28255

--------------------------------------------------------------------------------


INVESTMENT ADVISER

BA Advisors is the investment adviser to over 70 mutual fund portfolios in the Nations Funds Family, including the Money Market Funds described in this prospectus.

BA Advisors is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.

Nations Funds pays BA Advisors an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. BA Advisors uses part of this money to pay investment sub-advisers for the services they provide to each Fund.

BA Advisors has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2003. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that BA Advisors will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees BA Advisors can receive, along with the actual advisory fees it received during the Funds' last fiscal year, after waivers and/or reimbursements:

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS


                                                             MAXIMUM    ACTUAL FEE
                                                             ADVISORY    PAID LAST
                                                               FEE      FISCAL YEAR
  NATIONS CASH RESERVES                                       0.15%        0.15%



  NATIONS MONEY MARKET RESERVES                               0.15%        0.15%



  NATIONS TREASURY RESERVES                                   0.15%        0.15%



  NATIONS GOVERNMENT RESERVES                                 0.15%        0.15%



  NATIONS MUNICIPAL RESERVES                                  0.15%        0.13%



  NATIONS TAX-EXEMPT RESERVES                                 0.15%(1)     0.17%



  NATIONS CALIFORNIA TAX-EXEMPT RESERVES                      0.15%        0.15%



  NATIONS NEW YORK TAX-EXEMPT RESERVES                        0.15%     N/A

(1)THIS FEE IS THE CURRENT CONTRACT LEVEL, WHICH HAS BEEN REDUCED FROM THE CONTRACT LEVEL THAT WAS IN EFFECT DURING THE LAST FISCAL YEAR.

INVESTMENT SUB-ADVISER

Nations Funds and BA Advisors engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. BA Advisors retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BA Advisors may at times recommend to a Fund's Board that the Fund:

  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  - materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Fund's Board has approved the proposed action and believes that the action is in shareholders' best interests. BA Advisors and the Funds have applied for relief from the SEC to permit the Funds to act on many of BA Advisors' recommendations with approval only by the Funds' Board and not by Fund shareholders. BA Advisors or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until BA Advisors and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

--------------------------------------------------------------------------------

BANC OF AMERICA CAPITAL MANAGEMENT, LLC

ONE BANK OF AMERICA PLAZA CHARLOTTE, NORTH CAROLINA 28255

--------------------------------------------------------------------------------


BANC OF AMERICA CAPITAL MANAGEMENT, LLC

BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $180 billion, BACAP acts as investment manager for individuals, corporations and financial institutions, and is the sub-adviser to private investment companies and more than 55 funds in the Nations Funds Family. BACAP takes a team approach to investment management. Each team has access to the latest technology and analytical resources.

BACAP is the investment sub-adviser to the Funds shown in the table below. The table also tells you which internal BACAP asset management team is responsible for making the day-to-day investment decisions for each Fund.

                     FUND                                 BACAP TEAM
  NATIONS CASH RESERVES                        CASH INVESTMENT TEAM



  NATIONS MONEY MARKET RESERVES                CASH INVESTMENT TEAM



  NATIONS TREASURY RESERVES                    CASH INVESTMENT TEAM



  NATIONS GOVERNMENT RESERVES                  CASH INVESTMENT TEAM



  NATIONS MUNICIPAL RESERVES                   CASH INVESTMENT TEAM



  NATIONS TAX-EXEMPT RESERVES                  CASH INVESTMENT TEAM



  NATIONS CALIFORNIA TAX-EXEMPT RESERVES       CASH INVESTMENT TEAM



  NATIONS NEW YORK TAX-EXEMPT RESERVES         CASH INVESTMENT TEAM

OTHER SERVICE PROVIDERS

--------------------------------------------------------------------------------

STEPHENS INC.

111 CENTER STREET
LITTLE ROCK, ARKANSAS 72201

--------------------------------------------------------------------------------

The Funds are distributed and co-administered by Stephens Inc. (Stephens), a registered broker/dealer. Stephens may pay distribution (12b-1) and shareholder servicing fees and/or other compensation to companies for selling shares and providing services to investors.

BA Advisors is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. The Funds pay BA Advisors and Stephens a combined fee of 0.10% for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.

--------------------------------------------------------------------------------

PFPC INC.

400 BELLEVUE PARKWAY WILMINGTON, DELAWARE 19809

--------------------------------------------------------------------------------

PFPC Inc. (PFPC) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Buying, selling and exchanging shares
(BUYING, SELLING AND EXCHANGING SHARES GRAPHIC)

--------------------------------------------------------------------------------

WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS
CALLED A REDEMPTION.

--------------------------------------------------------------------------------


This prospectus offers Market Class Shares of the Funds. Here are some general rules about this class of shares:

  - Market Class Shares are available to financial institutions and intermediaries for their own accounts, and for certain institutional client accounts for which they may provide automated cash management or other services. These include:

    - Bank of America and certain of its affiliates

    - certain other financial institutions and intermediaries.

  - The minimum initial investment is $10,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to purchase or hold Market Class Shares.

  - There is no minimum for additional investments.

  - There are no sales charges for buying, selling or exchanging these shares.

You'll find more information about buying, selling and exchanging Market Class Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related services and programs.

The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor. You can also contact your investment professional.

--------------------------------------------------------------------------------

A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK AND THE NEW YORK STOCK EXCHANGE (NYSE) ARE OPEN. THE MONEY MARKET FUNDS RESERVE THE RIGHT TO CLOSE EARLY ON BUSINESS DAYS PRECEDING OR FOLLOWING NATIONAL HOLIDAYS, IF THE PRIMARY GOVERNMENT SECURITIES DEALERS HAVE CLOSED EARLY AND/OR IF THE BOND MARKET ASSOCIATION RECOMMENDS THAT THE SECURITIES MARKETS CLOSE EARLY.

EITHER THE FEDERAL RESERVE BANK OF NEW YORK OR THE NYSE IS CLOSED ON WEEKENDS AND ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

--------------------------------------------------------------------------------


HOW SHARES ARE PRICED

All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times (unless the Fund closes early):

  - 5:00 p.m. Eastern time each business day for each share class of Nations Cash Reserves, Nations Money Market Reserves and Nations Treasury Reserves

  - 2:30 p.m. Eastern time each business day for each share class of Nations Government Reserves

  - 12:00 noon Eastern time each business day for each share class of Nations Municipal Reserves and Nations Tax-Exempt Reserves

  - 11:30 a.m. Eastern time each business day for each share class of Nations California Tax-Exempt Reserves and Nations New York Tax-Exempt Reserves

First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.

VALUING SECURITIES IN A FUND

The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.

HOW ORDERS ARE PROCESSED

Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents by the following times on a business day (unless the Fund closes early) will receive that day's net asset value per share:

  - 5:00 p.m. Eastern time for Nations Cash Reserves, Nations Money Market Reserves and Nations Treasury Reserves, except:

    - Orders must be received for Nations Cash Reserves by 3:00 p.m. Eastern time on the last business day of the calendar year

    - Orders must be received for Nations Money Market Reserves by 3:00 p.m. Eastern time on business days that precede the national holidays observed by the Fund

    - Orders must be received for Nations Treasury Reserves by 3:00 p.m. Eastern time on the last business day of each calendar quarter and business days that precede the national holidays observed by the Fund

  - 2:30 p.m. Eastern time for Nations Government Reserves

  - 12:00 noon Eastern time for Nations Municipal Reserves and Nations Tax-Exempt Reserves

  - 11:30 a.m. Eastern time for Nations California Tax-Exempt Reserves and Nations New York Tax-Exempt Reserves

Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

TELEPHONE ORDERS
You can place orders to buy, sell or exchange by telephone if you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

  - If you sign up for telephone orders after you open your account, you must have your signature guaranteed.

  - Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

  - We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

  - Telephone orders may be difficult to complete during periods of significant economic or market change.

--------------------------------------------------------------------------------

THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY A FUND EVERY BUSINESS DAY.

--------------------------------------------------------------------------------



(BUYING SHARES     BUYING SHARES
  GRAPHIC)

      Here are some general rules for buying shares:

        - You buy Market Class Shares at net asset value per share.

        - We must receive payment by the following times on the business day Stephens, PFPC or their agents receive the order (unless the Fund closes early):

          - 5:30 p.m. Eastern time for Nations Cash Reserves, Nations Money Market Reserves and Nations Treasury Reserves, except:

              - Payment must be received for Nations Cash Reserves by 4:00 p.m.
                Eastern time on the last business day of the calendar year

              - Payment must be received for Nations Money Market Reserves by
                4:00 p.m. Eastern time on business days that precede the national holidays observed by this Fund

              - Payment must be received for Nations Treasury Reserves by 4:00
                p.m. Eastern time on the last business day of each calendar quarter and business days that precede the national holidays observed by this Fund

          - 4:00 p.m. Eastern time for Nations Government Reserves, Nations Municipal Reserves, Nations Tax-Exempt Reserves, Nations California Tax-Exempt Reserves and Nations New York Tax-Exempt Reserves

             If we receive payment after these times, we'll refuse the order. We'll return any payment received for orders that we refuse. We can change these times under certain circumstances, for example, when there's more wiring activity than normal.

        - Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.

        - Shares purchased are recorded on the books of the Fund. We generally don't issue certificates.

(SELLING SHARES    SELLING SHARES
  GRAPHIC)


--------------------------------------------------------------------------------




 FOR MORE INFORMATION ABOUT TELEPHONE ORDERS, SEE HOW ORDERS ARE PROCESSED.

--------------------------------------------------------------------------------

      Here are some general rules for selling shares:

        - We normally send the sale proceeds by Fedwire on the same business day that Stephens, PFPC or their agents receive your order.

        - You can sell up to $50,000 of shares by telephone if you qualify for telephone orders.

        - If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.

        - Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

        - If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to PFPC. Your signature must be guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.

        - Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares.

        - We can delay payment of the sale proceeds of Nations Cash Reserves, Nations Money Market Reserves, Nations Treasury Reserves or Nations Government Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

        - We can delay payment of the sale proceeds of Nations Municipal Reserves, Nations Tax-Exempt Reserves, Nations California Tax-Exempt Reserves or Nations New York Tax-Exempt Reserves for up to seven days.

        - Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

      We may sell your shares:

        - if the value of your account falls below $500. We'll give you 30 days notice in writing if we're going to do this

        - if a financial institution or intermediary tells us to sell your shares under arrangements made with you

        - under certain other circumstances allowed under the 1940 Act

--------------------------------------------------------------------------------

YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.
--------------------------------------------------------------------------------



EXCHANGING SHARES
(EXCHANGING SHARES GRAPHIC)

      You can sell shares of a Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

      Here's how exchanges work:

        - You can exchange Market Class Shares of a Fund for Market Class Shares of any other Nations Money Market Fund.

        - You must exchange at least $10,000 at a time.

        - The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

        - You may only make exchanges into a Fund that is legally sold in your state of residence.

        - You generally may only make an exchange into a Fund that is accepting investments.

        - We may limit the number of exchanges you can make within a specified period of time.

        - We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

        - You cannot exchange any shares you own in certificate form until PFPC has received the certificate and deposited the shares to your account.

How selling and servicing agents are paid
(PERCENT GRAPHIC)

--------------------------------------------------------------------------------

THE FINANCIAL INSTITUTION OR INTERMEDIARY THAT BUYS SHARES FOR YOU IS ALSO SOMETIMES REFERRED TO AS A SELLING AGENT.

THE DISTRIBUTION FEE IS OFTEN REFERRED TO AS A "12B-1" FEE BECAUSE IT'S PAID THROUGH A PLAN APPROVED UNDER RULE 12B-1 OF THE 1940 ACT.

THE SELLING AGENT MAY CHARGE OTHER FEES FOR SERVICES PROVIDED TO YOUR ACCOUNT.

--------------------------------------------------------------------------------


Selling and servicing agents usually receive compensation based on your investment in the Funds. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICING FEES

Stephens and selling and servicing agents are compensated for selling shares and providing services to investors under distribution and shareholder servicing plans.

Stephens may be compensated or reimbursed for distribution-related expenses up to an annual maximum of 0.20% of the average daily net assets of Market Class Shares of the Funds, some or all of which may be paid to selling agents.

Servicing agents may receive a maximum annual shareholder servicing fee of 0.25% of the average daily net assets of Market Class Shares of the Funds.

Fees are calculated daily and paid monthly. Because these fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment, and may cost you more than any sales charges you may pay.

The Funds pay these fees to Stephens and/or to eligible selling and servicing agents and financial institutions, including BA Advisors or its affiliates, for as long as the plans continue. We may reduce or discontinue payments at any time.

OTHER COMPENSATION

Selling and servicing agents may also receive:

  - a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Funds

  - non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

This compensation, which is not paid by the Funds, is discretionary and may be available only to selected selling and servicing agents. For example, Stephens sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of BA Advisors, and certain other selling or servicing agents. Selected selling and servicing agents may also receive compensation for opening a minimum number of accounts. Stephens may cancel any compensation program at any time.

BA Advisors and Stephens may pay amounts from their own assets to selling or servicing agents of the Funds for services they provide.

Distributions and taxes
(HAT AND DOLLAR GRAPHIC)

--------------------------------------------------------------------------------

THE POWER OF COMPOUNDING

REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.

--------------------------------------------------------------------------------


ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares, and is called a distribution.

Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year. The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month. Normally, each Fund will declare and pay distributions of net investment income as indicated above. The Funds may, however, declare and pay distributions of net investment income more frequently.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is paid (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily dividend Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor.

--------------------------------------------------------------------------------

THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUNDS. IT IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

--------------------------------------------------------------------------------


HOW TAXES AFFECT YOUR INVESTMENT

Distributions of a Fund's ordinary income and any net short-term capital gain generally are taxable to you as ordinary income.

Although the Funds do not expect to realize any capital gain, any distributions of net long-term capital gain generally are taxable to you as long-term capital gain. In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to distributions.

NATIONS MUNICIPAL RESERVES, NATIONS TAX-EXEMPT RESERVES, NATIONS CALIFORNIA TAX-EXEMPT RESERVES, NATIONS NEW YORK TAX-EXEMPT RESERVES

In general, you will not be subject to federal income tax on distributions from Nations Municipal Reserves, Nations Tax-Exempt Reserves, Nations California Tax-Exempt Reserves and Nations New York Tax-Exempt Reserves of their tax-exempt interest income. Distributions from Nations California Tax-Exempt Reserves of its interest income from California municipal securities will not be subject to California state individual income tax. Distributions from Nations New York Tax-Exempt Reserves of its interest income from New York municipal securities will not be subject to New York State and New York City individual income tax. Distributions from these Funds, however, may be subject to other state and local taxes.

Although these Funds do not intend to earn any taxable income or capital gain, any distributions of such income or capital gain generally are subject to tax.

A portion of the distributions from Nations Municipal Reserves, Nations California Tax-Exempt Reserves and Nations New York Tax-Exempt Reserves may also be subject to alternative minimum taxes.

U.S. GOVERNMENT OBLIGATIONS

If you invest in U.S. government obligations directly, interest on those obligations is free from state and local individual income taxes. Distributions you receive that come from interest a Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

WITHHOLDING TAX

We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts paid in securities and exchanges) if:

  - you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  - the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  - the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

We're also normally required by federal law to withhold tax on distributions (other than capital gain distributions) paid to foreign shareholders.

TAXATION OF REDEMPTIONS AND EXCHANGES

As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

Financial highlights
(DOLLAR SIGN GRAPHIC)

The financial highlights table is designed to help you understand how the Funds have performed for the past five years or, if shorter, the period of a Fund's operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested. Financial highlights for Market Class Shares of Nations Tax-Exempt Reserves and Nations California Tax-Exempt Reserves are not provided because this class of shares for these Funds had not yet commenced operations during the period indicated.

This information has been audited by PricewaterhouseCoopers LLP. The independent accountants' report and Nations Funds financial statements are incorporated by reference into the SAI. Please see the back cover to find out how you can get a copy.

NATIONS CASH RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                             YEAR ENDED        YEAR ENDED        YEAR ENDED       PERIOD ENDED       YEAR ENDED
  MARKET CLASS SHARES                         03/31/02          03/31/01          03/31/00         03/31/99*          04/30/98
  Net asset value, beginning of period         $1.00             $1.00             $1.00             $1.00             $1.00
  Net investment income                        0.0275            0.0583            0.0487            0.0447            0.0519
  LESS DISTRIBUTIONS:
  Dividends from net investment income        (0.0275)          (0.0583)          (0.0487)          (0.0447)          (0.0519)
  Net asset value, end of period               $1.00             $1.00             $1.00             $1.00             $1.00
  TOTAL RETURN++                               2.78%             5.99%             4.98%             4.56%             5.33%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)       $3,844,641        $3,342,882        $2,779,002        $1,486,502         $649,503
  Ratio of operating expenses to average
    net assets                              0.65%(a)(b)         0.65%(a)        0.65%(a)(b)        0.61%+(a)          0.55%(b)
  Ratio of net investment income to
    average net assets                         2.47%             5.77%             4.92%             4.83%+            5.19%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                    0.72%(a)          0.72%(a)          0.74%(a)         0.88%+(a)           0.89%

                                             PERIOD ENDED
  MARKET CLASS SHARES                         04/30/97**
  Net asset value, beginning of period          $1.00
  Net investment income                         0.0493
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0493)
  Net asset value, end of period                $1.00
  TOTAL RETURN++                                5.04%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)         $333,000
  Ratio of operating expenses to average
    net assets                                  0.55%+
  Ratio of net investment income to
    average net assets                          4.97%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                      0.80%+

* Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.
** Cash Reserves Market Class Shares commenced operations on May 3, 1996.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

NATIONS MONEY MARKET RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                YEAR ENDED               YEAR ENDED               YEAR ENDED
  MARKET CLASS SHARES                            03/31/02                 03/31/01                 03/31/00
  Net asset value, beginning of period             $1.00                    $1.00                    $1.00
  Net investment income                           0.0266                   0.0580                   0.0490
  LESS DISTRIBUTIONS:
  Dividends from net investment income           (0.0266)                 (0.0580)                 (0.0490)
  Net asset value, end of period                   $1.00                    $1.00                    $1.00
  TOTAL RETURN++                                   2.69%                    5.96%                    5.01%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)          $1,422,125               $1,292,998               $1,021,002
  Ratio of operating expenses to average
    net assets                                   0.65%(a)                0.65%(a)(b)              0.65%(a)(b)
  Ratio of net investment income to
    average net assets                             2.40%                    5.74%                    5.19%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                       0.73%(a)                 0.72%(a)                 0.78%(a)

                                                PERIOD ENDED
  MARKET CLASS SHARES                           03/31/99*, **
  Net asset value, beginning of period              $1.00
  Net investment income                            0.0214
  LESS DISTRIBUTIONS:
  Dividends from net investment income            (0.0214)
  Net asset value, end of period                    $1.00
  TOTAL RETURN++                                    2.14%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)            $873,993
  Ratio of operating expenses to average
    net assets                                    0.65%+(a)
  Ratio of net investment income to
    average net assets                             4.42%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                        0.91%+(a)

* Money Market Reserves Market Class Shares commenced operations on October 9, 1998.
** Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

NATIONS TREASURY RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                             YEAR ENDED        YEAR ENDED        YEAR ENDED       PERIOD ENDED       YEAR ENDED
  MARKET CLASS SHARES                         03/31/02          03/31/01          03/31/00         03/31/99*          04/30/98
  Net asset value, beginning of period         $1.00             $1.00             $1.00             $1.00             $1.00
  Net investment income                        0.0257            0.0557            0.0459            0.0423            0.0505
  LESS DISTRIBUTIONS:
  Dividends from net investment income        (0.0257)          (0.0557)          (0.0459)          (0.0423)          (0.0505)
  Net asset value, end of period               $1.00             $1.00             $1.00             $1.00             $1.00
  TOTAL RETURN++                               2.60%             5.72%             4.68%             4.31%             5.18%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)       $1,381,945        $1,369,949        $1,511,932        $1,169,932         $265,495
  Ratio of operating expenses to average
    net assets                                0.65%(a)        0.65%(a)(b)       0.65%(a)(b)        0.62%+(a)           0.55%
  Ratio of net investment income to
    average net assets                         2.36%             5.54%             4.61%             4.57%+            5.06%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                    0.72%(a)          0.72%(a)          0.73%(a)         0.90%+(a)           0.90%

                                             PERIOD ENDED
  MARKET CLASS SHARES                         04/30/97**
  Net asset value, beginning of period          $1.00
  Net investment income                         0.0481
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0481)
  Net asset value, end of period                $1.00
  TOTAL RETURN++                                4.92%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)         $123,396
  Ratio of operating expenses to average
    net assets                                  0.55%+
  Ratio of net investment income to
    average net assets                          4.85%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                      0.81%+

* Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.
** Treasury Reserves Market Class Shares commenced operations on May 3, 1996.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

NATIONS GOVERNMENT RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                             YEAR ENDED        YEAR ENDED        YEAR ENDED       PERIOD ENDED       YEAR ENDED
  MARKET CLASS SHARES                         03/31/02          03/31/01          03/31/00         03/31/99*          04/30/98
  Net asset value, beginning of period         $1.00             $1.00             $1.00             $1.00             $1.00
  Net investment income                        0.0258            0.0570            0.0471            0.0431            0.0508
  LESS DISTRIBUTIONS:
  Dividends from net investment income        (0.0258)          (0.0570)          (0.0471)          (0.0431)          (0.0508)
  Net asset value, end of period               $1.00             $1.00             $1.00             $1.00             $1.00
  TOTAL RETURN++                               2.61%             5.85%             4.81%             4.39%             5.20%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)        $561,082          $488,016          $370,000          $334,000          $274,499
  Ratio of operating expenses to average
    net assets                                0.65%(a)        0.65%(a)(b)       0.65%(a)(b)        0.61%+(a)           0.55%
  Ratio of net investment income to
    average net assets                         2.25%             5.61%             4.81%             4.64%+            5.08%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                    0.73%(a)          0.74%(a)          0.74%(a)         0.89%+(a)           0.90%

                                             PERIOD ENDED
  MARKET CLASS SHARES                         04/30/97**
  Net asset value, beginning of period          $1.00
  Net investment income                         0.0482
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0482)
  Net asset value, end of period                $1.00
  TOTAL RETURN++                                4.93%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)         $218,499
  Ratio of operating expenses to average
    net assets                                0.55%+(a)
  Ratio of net investment income to
    average net assets                          4.87%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                    0.84%+(a)

* Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.
** Government Reserves Market Class Shares commenced operations on May 3, 1996. + Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

NATIONS MUNICIPAL RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                             YEAR ENDED        YEAR ENDED        YEAR ENDED       PERIOD ENDED       YEAR ENDED
  MARKET CLASS SHARES                         03/31/02          03/31/01          03/31/00         03/31/99*          04/30/98
  Net asset value, beginning of period         $1.00             $1.00             $1.00             $1.00             $1.00
  Net investment income                        0.0170            0.0347            0.0284            0.0254            0.0318
  LESS DISTRIBUTIONS:
  Dividends from net investment income        (0.0170)          (0.0347)          (0.0284)          (0.0254)          (0.0318)
  Net asset value, end of period               $1.00             $1.00             $1.00             $1.00             $1.00
  TOTAL RETURN++                               1.72%             3.52%             2.87%             2.57%             3.24%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)        $223,008          $169,001          $149,000          $146,999          $92,000
  Ratio of operating expenses to average
    net assets                                 0.65%             0.65%             0.65%             0.61%+           0.55%(a)
  Ratio of net investment income to
    average net assets                         1.58%             3.48%             2.84%             2.69%+            3.18%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                     0.75%             0.74%             0.75%             0.93%+            0.93%

                                             PERIOD ENDED
  MARKET CLASS SHARES                         04/30/97**
  Net asset value, beginning of period          $1.00
  Net investment income                         0.0301
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0301)
  Net asset value, end of period                $1.00
  TOTAL RETURN++                                3.06%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)         $78,300
  Ratio of operating expenses to average
    net assets                                  0.55%+
  Ratio of net investment income to
    average net assets                          3.03%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                      0.87%+

* Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.
** Municipal Reserves Market Class Shares commenced operations on May 3, 1996.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
(a) The effect of interest expense on the operating expense ratio was 0.01%.

NATIONS NEW YORK                             FOR A SHARE OUTSTANDING THROUGHOUT
THE PERIOD
TAX-EXEMPT RESERVES

                                                                  PERIOD ENDED
  MARKET CLASS SHARES                                              03/31/02*
  Net asset value, beginning of period                               $1.00
  Net investment income                                              0.0008
  LESS DISTRIBUTIONS:
  Dividends from net investment income                              (0.0008)
  Net asset value, end of period                                     $1.00
  TOTAL RETURN++                                                     0.08%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                                 $1
  Ratio of operating expenses to average
    net assets                                                       0.65%+
  Ratio of net investment income to
    average net assets                                               0.58%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                                           4.96%+

* New York Tax-Exempt Reserves Market Class Shares commenced operations on February 15, 2002.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

--------------------------------------------------------------------------------

THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO NATIONS FUNDS NOT INCLUDED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------


Terms used in this prospectus
(BOOK GRAPHIC)

AMORTIZED COST METHOD -- under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

DEBT SECURITY -- when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

EQUITY SECURITY -- an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FIRST-TIER SECURITY -- under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

GUARANTEED INVESTMENT CONTRACT -- an investment instrument issued by a rated insurance company in return for a payment by an investor.

HIGH QUALITY -- includes municipal securities that are rated in the top two highest short-term debt categories according to an NRSRO such as Standard & Poor's Corporation or Moody's Investors Service, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.

MONEY MARKET INSTRUMENT -- a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities. For Nations Treasury Reserves and Nations Government Reserves, money market instruments do not include either commercial paper or municipal securities.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

PARTICIPATION -- a pass-through certificate representing a share in a pool of debt obligations or other instruments.

PASS-THROUGH CERTIFICATE -- securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

PRIVATE ACTIVITY BOND -- a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

SECOND-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

SPECIAL PURPOSE ISSUER -- an entity organized solely to issue asset-backed securities on a pool of assets it owns.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.

U.S. TREASURY OBLIGATION -- a debt security issued by the U.S. Treasury.

Where to find more information
(QUESTION MARK GRAPHIC)
You'll find more information about Nations Money Market Funds in the following documents:

      ANNUAL AND SEMI-ANNUAL REPORTS

      The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

(SAI GRAPHIC)      STATEMENT OF ADDITIONAL INFORMATION
                   The SAI contains additional information about the Funds and their policies. The
                   SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

      You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Nations
      Funds:

      By telephone: 1.800.626.2275 (Institutional Investors)
                    1.800.321.7854 (Individual Investors)

      By mail:
      NATIONS FUNDS
      C/O STEPHENS INC.
      ONE BANK OF AMERICA PLAZA
      33RD FLOOR
      CHARLOTTE, NC 28255

      On the Internet: WWW.NATIONSFUNDS.COM

      Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


SEC file number:
Nations Funds Trust, 811-09645
MARKET-0803


                                                            (NATIONS FUNDS LOGO)

                               NATIONS FUNDS TRUST

                            ONE BANK OF AMERICA PLAZA
                                   33RD FLOOR
                               CHARLOTTE, NC 28255
                                 1-800-626-2275

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

ITEM 23.  EXHIBITS

All references to the "Registration Statement" in the following list of Exhibits refer to the Registrant's Registration Statement on Form N-1A (File Nos. 333-89661; 811-09645)

--------------------------------------------------------------------------------
EXHIBIT LETTER   DESCRIPTION
--------------------------------------------------------------------------------
(a)              Articles of Incorporation:

(a)(1) Certificate of Trust dated October 22, 1999, incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.

(a)(2)           Amended and Restated Declaration of Trust last amended
                 February 22, 2001, incorporated by reference to Post-Effective Amendment No. 9, filed April 9, 2001.
--------------------------------------------------------------------------------
(b)              Bylaws:

                 Not Applicable
--------------------------------------------------------------------------------
(c)              Instruments Defining Rights of Securities Holders:

                 Not Applicable
--------------------------------------------------------------------------------
(d)              Investment Advisory Contracts:

(d)(1) Investment Advisory Agreement between Banc of America Capital Management, LLC ("BACAP") and Nations Funds Trust ("Registrant") dated January 1, 2003, Schedule I dated
                 April 30, 2003, to be filed by amendment.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXHIBIT LETTER   DESCRIPTION
--------------------------------------------------------------------------------
(d)(2)           BACAP Assumption Agreement on behalf of the LifeGoal Portfolios dated January 1, 2003, to be filed by amendment.

(d)(3) Investment Advisory Agreement between BACAP and the Registrant on behalf of the Fixed Income Sector Portfolios dated
                 January 1, 2003, to be filed by amendment.

(d)(4) BACAP Assumption Agreement on behalf of the Fixed Income Sector Portfolios dated January 1, 2003, to be filed by amendment.

(d)(5) Investment Sub-Advisory Agreement among BACAP, Brandes Investment Partners, L.P. ("Brandes") and the Registrant dated January 1, 2003, to be filed by amendment.
--------------------------------------------------------------------------------
(e)              Underwriting Contract:

(e)(1) Distribution Agreement with BACAP Distributors dated January 1, 2003, Schedule I dated April 30, 2003, to be filed by amendment.

--------------------------------------------------------------------------------
(f)              Bonus or Profit Sharing Contracts:

(f)(1) Deferred Compensation Plan dated December 9, 1999 last amended February 28, 2002, incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2002.

--------------------------------------------------------------------------------
(g)              Custodian Agreements:

(g)(1) Amended and Restated Custody Agreement between the Registrant and The Bank of New York ("BNY") dated July 2, 2001, Schedule I dated April 30, 2003, to be filed by amendment.
--------------------------------------------------------------------------------
(g)(2) Custody Agreement between the Registrant and Bank of America, N.A. on behalf of the LifeGoal Portfolios dated June 8, 2001, incorporated by reference to Post-Effective Amendment No. 11, filed July 31, 2001.
--------------------------------------------------------------------------------
(h)              Other Material Contracts:

(h)(1) Administration Agreement between the Registrant and BACAP Distributors, Schedule I dated April 30, 2003, to be filed by amendment.

(h)(2) Sub-Administration Agreement among the Registrant, BNY and BACAP Distributors, Schedule I dated April 30, 2003, to be filed by amendment.

--------------------------------------------------------------------------------
EXHIBIT LETTER   DESCRIPTION
--------------------------------------------------------------------------------
(h)(3)           Shareholder Servicing Plan relating to Investor B Shares,
                 Exhibit I amended April 30, 2003, to be filed by amendment.

(h)(4)           Shareholder Servicing Plan relating to Investor C Shares,
                 Exhibit I amended April 30, 2003, to be filed by amendment.

(h)(5)           Shareholder Servicing Plan relating to Adviser Class Shares,
                 Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.

(h)(6)           Shareholder Servicing Plan relating to Daily Class Shares,
                 Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.

(h)(7)           Shareholder Servicing Plan relating to Investor Class Shares,
                 Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.

(h)(8)           Shareholder Servicing Plan relating to Liquidity Class Shares,
                 Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.

(h)(9)           Shareholder Servicing Plan relating to Market Class Shares,
                 Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.

(h)(10)          Shareholder Servicing Plan relating to Service Class Shares,
                 Schedule I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.

(h)(11) Shareholder Administration Plan relating to Investor B and Investor C Shares, Exhibit I amended April 30, 2003, to be filed by amendment.

(h)(12) Shareholder Administration Plan relating to Institutional Class Shares, Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.

(h)(13)          Shareholder Administration Plan relating to Trust Class Shares,
                 Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.

(h)(14)          Transfer Agency and Services Agreement between PFPC Inc.
                 (formerly First Data Investor Services Group, Inc.) ("PFPC") and the Nations Funds family dated June 1, 1995, Schedule G dated April 30, 2003, to be filed by amendment.

--------------------------------------------------------------------------------
EXHIBIT LETTER   DESCRIPTION
--------------------------------------------------------------------------------
(h)(15)          Adoption Agreement and Amendment to Transfer Agency and
                 Services Agreement dated February 14, 2000, incorporated by reference to Post-Effective Amendment No. 1, filed February 10,
                 2000.

(h)(16) Amendment to Transfer Agency and Services Agreement dated January 1, 1999, incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.

(h)(17) Sub-Transfer Agency Agreement between PFPC and Bank of America, N.A. ("Bank of America") dated September 11, 1995, Schedule A dated April 30, 2003, to be filed by amendment.

(h)(18) Amendment No. 1 to the Sub-Transfer Agency and Services Agreement dated January 3, 2000, incorporated by reference to Post-Effective Amendment No. 6, filed December 27, 2000.

(h)(19) Amendment No. 2 to the Sub-Transfer Agency and Services Agreement dated December 1, 2000, incorporated by reference to Post-Effective Amendment No. 6, filed December 27, 2000.

(h)(20) Amended and Restated Foreign Custody Manager Agreement between BNY and the Nations Funds family dated July 2, 2001, Appendix dated April 30, 2003, to be filed by amendment.

(h)(21) Cross Indemnification Agreement among Nations Fund Trust, Nations Fund, Inc., Nations Reserves, Nations Master Investment Trust and the Registrant dated February 14, 2000, incorporated by reference to Post-Effective Amendment No. 1, filed
                 February 10, 2000.
--------------------------------------------------------------------------------
(i)              Legal Opinion

(i)(1)           Opinion and Consent of Counsel, to be filed by amendment.
--------------------------------------------------------------------------------
(j)              Other Opinions

(j)(1)           PricewaterhouseCoopers LLP Opinion, to be filed by amendment.
--------------------------------------------------------------------------------
(k)              Omitted Financial Statements

                 Not Applicable
--------------------------------------------------------------------------------
(l)              Initial Capital Agreements:

(l)(1) Investment Letter, incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXHIBIT LETTER   DESCRIPTION
--------------------------------------------------------------------------------
(m)              Rule 12b-1 Plans:

(m)(1) Shareholder Administration Plan relating to Primary B Shares, incorporated by reference to Post-Effective Amendment No. 11, filed July 31, 2001.

(m)(2) Shareholder Servicing and Distribution Plan relating to Investor A Shares, Exhibit A amended April 30, 2003, to be filed by amendment.

(m)(3) Distribution Plan relating to Investor B Shares, Exhibit A amended April 30, 2003, to be filed by amendment.

(m)(4) Distribution Plan relating to Investor C Shares, Exhibit A amended April 30, 2003, to be filed by amendment.

(m)(5) Distribution Plan relating to Daily Class Shares, Exhibit A amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.

(m)(6) Distribution Plan relating to Investor Class Shares, Exhibit A amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.

(m)(7) Distribution Plan relating to Liquidity Class Shares, Exhibit A amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.

(m)(8) Distribution Plan relating to Market Class Shares, Exhibit A amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.

(m)(9) Distribution Plan relating to Service Class Shares, Exhibit A amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.
--------------------------------------------------------------------------------
(n)              Financial Data Schedule:

                 Not Applicable.
--------------------------------------------------------------------------------
(o)              Rule 18f-3 Plan:

(o)(1) Rule 18f-3 Multi-Class Plan, last amended April 30, 2003, to be filed by amendment.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXHIBIT LETTER   DESCRIPTION
--------------------------------------------------------------------------------
(p)              Codes of Ethics:

(p)(1) Nations Funds Family Code of Ethics, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.

(p)(2) BACAP and BACAP Distributors Code of Ethics, incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2002.

(p)(3) Brandes Code of Ethics, incorporated by reference to Post-Effective Amendment No. 9, filed April 9, 2001.
--------------------------------------------------------------------------------
(q)              Powers of Attorney for Edmund L. Benson, Charles B. Walker,
                 A. Max Walker, Thomas S. Word, Jr., William H. Grigg, Thomas F. Keller, Carl E. Mundy, Jr., James B. Sommers, Cornelius J. Pings, William P. Carmichael, Robert H. Gordon and Edward D. Bedard, filed herewith.
--------------------------------------------------------------------------------

ITEM 24. PERSONS CONTROLLED BY OF UNDER COMMON CONTROL WITH THE FUND

         No person is controlled by or under common control with the Registrant.

ITEM 25. INDEMNIFICATION

         Article VII of the Declaration of Trust provides for the indemnification of the Registrant's trustees, officers, employees and other agents. Indemnification of the Registrant's administrators, distributor, custodian and transfer agents is provided for, respectively, in the
Registrant's:

         1.       Administration Agreement with BACAP Distributors;

         2.       Sub-Administration Agreement with BNY and BACAP Distributors;

         3.       Distribution Agreement with BACAP Distributors;

         4.       Custody Agreement with BNY;

         5.       Custody Agreement with Bank of America, N.A.;

         6.       Transfer Agency and Services Agreement with PFPC; and

         7. Sub-Transfer Agency and Services Agreement with PFPC and Bank of America.

         The Registrant has entered into a Cross Indemnification Agreement with Nations Fund Trust (the "Trust") Nations Fund, Inc. (the "Company"), Nations Reserves

("Reserves") and Nations Master Investment Trust ("Master Trust") dated February 14, 2000. The Trust, the Company, Reserves and/or Master Trust will indemnify and hold harmless the Registrant against any losses, claims, damages or liabilities, to which the Registrant may become subject, under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act") or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon an untrue statement or alleged untrue statement of a material fact contained in any prospectuses, any preliminary prospectuses, the registration statements, any other prospectuses relating to the securities, or any amendments or supplements to the foregoing (hereinafter referred to collectively as the "Offering Documents"), or arise out of or are based upon the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in the Offering Documents in reliance upon and in conformity with written information furnished to the Registrant by the Trust, the Company, Reserves and/or Master Trust expressly for use therein; and will reimburse the Registrant for any legal or other expenses reasonably incurred by the Registrant in connection with investigating or defending any such action or claim; provided, however, that the Trust, the Company, Reserves and/or Master Trust shall not be liable in any such case to the extent that any such loss, claim, damage, or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Offering Documents in reliance upon and in conformity with written information furnished to the Trust, the Company, Reserves and/or Master Trust by the Registrant expressly for use in the Offering Documents.

         Promptly after receipt by an indemnified party above of notice of the commencement of any action, such indemnified party shall, if a claim in respect thereof is to be made against the indemnifying party under such subsection, notify the indemnifying party in writing of the commencement thereof; but the omission to so notify the indemnifying party shall not relieve it from any liability which it may have to any indemnified party otherwise than under such subsection. In case any such action shall be brought against any indemnified party and it shall notify the indemnifying party of the commencement thereof, the indemnifying party shall be entitled to participate therein and, to the extent that it shall wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and, after notice from the indemnifying party to such indemnified party of its election so to assume the defense thereof, the indemnifying party shall not be liable to such indemnified party under such subsection for any legal expenses of other counsel or any other expenses, in each case subsequently incurred by such indemnified party, in connection with the defense thereof other than reasonable costs of investigation.

         The Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his/her willful misfeasance, bad faith, gross negligence in the performance of his/her duties, or by reason of his/her reckless disregard of the duties involved in the conduct of his/her office or arising under his agreement with the Registrant. The Registrant will comply with Rule 484 under the 1933 Act and Release No. 11330 under the 1940 Act, in connection with any indemnification.

         Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission ("SEC") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any act, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

         To the knowledge of the Registrant, none of the directors or officers of BACAP, the adviser to the Registrant's portfolios, or Brandes, the investment sub-adviser to certain portfolios, except those set forth below, are or have been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than directors' qualifying shares) of BACAP or other subsidiaries of Bank of America Corporation.

         (a) BACAP performs investment advisory services for the Registrant and certain other customers. BACAP is a wholly-owned subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by BACAP (formerly TradeStreet Investment Associates, Inc.) with the SEC pursuant to the Advisers Act (file no. 801-50372).

         (b) Brandes performs investment sub-advisory services for the Registrant and certain other customers. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by Brandes with the SEC pursuant to the Advisers Act (file no. 801-24986).

ITEM 27. PRINCIPAL UNDERWRITERS

         (a) BACAP Distributors, placement agent for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as distributor for Nations Separate Account Trust and Nations Funds Trust both of which are registered open-end management investment companies.

         (b) Information with respect to each director and officer of the placement agent is incorporated by reference to Form ADV filed by BACAP Distributors with the SEC pursuant to the 1940 Act (file no. 801-49874).

         (a) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         (1) BACAP, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as investment sub-adviser).

         (2) Brandes, 11988 El Camino Real, San Diego, CA 92130 (records relating to its function as investment sub-adviser).

         (3) PFPC, 400 Bellevue Parkway, Wilmington, DE 19809 (records relating to its function as transfer agent).

         (4) BACAP Distributors, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as distributor and administrator).

         (5) BNY, 100 Church Street, New York, NY 10286 (records relating to its function as custodian and sub-administrator).

         (6) Bank of America, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as sub-transfer agent).


ITEM 29. MANAGEMENT SERVICES

         Not Applicable

ITEM 30. UNDERTAKINGS

         Not Applicable

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 21st day of April, 2003.

                                  NATIONS FUNDS TRUST

                                  By:                 *
                                      ------------------------------------------
                                      Robert H. Gordon
                                      President (Principal Executive Officer)
                                      and Vice Chairman of the Board of Trustees

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on N-1A has been signed below by the following persons in the capacities and on the date indicated:

          SIGNATURES                       TITLE                      DATE
          ----------                       -----                      ----

                *                         Chairman               April 21, 2003
-------------------------------   of the Board of Trustees
(A. Max Walker)

                *                  Chief Financial Officer       April 21, 2003
-------------------------------     (Principal Financial
(Edward D. Bedard)                 and Accounting Officer)



                *                        Trustee                 April 21, 2003
-------------------------------
(Edmund L. Benson, III)

                *                        Trustee                 April 21, 2003
-------------------------------
(William P. Carmichael)

                *                        Trustee                 April 21, 2003
-------------------------------
(Robert H. Gordon)

                *                        Trustee                 April 21, 2003
-------------------------------
(William H. Grigg)

                *                        Trustee                 April 21, 2003
-------------------------------
(Thomas F. Keller)

                *                        Trustee                 April 21, 2003
-------------------------------
(Carl E. Mundy, Jr.)

                *                        Trustee                 April 21, 2003
-------------------------------
(Cornelius J. Pings)

                *                        Trustee                 April 21, 2003
-------------------------------
(Charles B. Walker)

                *                        Trustee                 April 21, 2003
-------------------------------
(Thomas S. Word)

                *                        Trustee                 April 21, 2003
-------------------------------
(James B. Sommers)


/s/ Robert B. Carroll
-------------------------------
Robert B. Carroll
*Attorney-in-Fact

                                  EXHIBIT INDEX

                               NATIONS FUNDS TRUST

                               FILE NO. 333-89661



Exhibit No.                                  Description
-----------                                  -----------
(16)                                         Powers of Attorney